UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23762

Fidelity Greenwood Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI Convertible Arbitrage Fund Fidelity® SAI Convertible Arbitrage Fund : FSAWX

This semi-annual shareholder report contains information about Fidelity® SAI Convertible Arbitrage Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Convertible Arbitrage Fund	$ 74	1.45%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$626,804,697
Number of Holdings	52
Portfolio Turnover	298%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	14.5
Swaps	309.2

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 73.0
U.S. Treasury Obligations - 9.5
Corporate Bonds - 8.3
Common Stocks - 4.2
Futures Contracts - 3.4
Domestic Equity Funds - 0.9
Fixed-Income Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	40.5
NVIDIA Corp	4.6
Granite Construction Inc	4.0
Broadcom Inc	3.5
MACOM Technology Solutions Holdings Inc	3.2
Apple Inc	2.7
Airbnb Inc	2.2
iShares Core S&P 500 ETF	2.1
Microsoft Corp	2.1
Vanguard Total Bond Market ETF	1.9
66.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914486.101    7521-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Risk Parity Fund Fidelity® Risk Parity Fund : FAPSX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Risk Parity Fund	$ 31	0.60%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$11,119,528
Number of Holdings	48
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	9.6
Swaps	58.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 34.8
Fixed-Income Funds - 27.1
Domestic Equity Funds - 19.5
International Equity Funds - 8.2
Futures Contracts - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	27.1
Fidelity Commodity Strategy Fund	12.2
iShares US Treasury Bond ETF	8.6
Fidelity International Index Fund	8.3
Fidelity Small Cap Value Index Fund	7.9
iShares J.P. Morgan EM Local Currency Bond ETF	7.3
Fidelity Emerging Markets Index Fund	5.4
Fidelity Small Cap Index Fund	5.3
Fidelity Total Market Index Fund	3.7
Fidelity Real Estate Index Fund	3.5
89.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914452.101    6513-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class Z : FAPZX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 28	0.55%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$11,119,528
Number of Holdings	48
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	9.6
Swaps	58.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 34.8
Fixed-Income Funds - 27.1
Domestic Equity Funds - 19.5
International Equity Funds - 8.2
Futures Contracts - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	27.1
Fidelity Commodity Strategy Fund	12.2
iShares US Treasury Bond ETF	8.6
Fidelity International Index Fund	8.3
Fidelity Small Cap Value Index Fund	7.9
iShares J.P. Morgan EM Local Currency Bond ETF	7.3
Fidelity Emerging Markets Index Fund	5.4
Fidelity Small Cap Index Fund	5.3
Fidelity Total Market Index Fund	3.7
Fidelity Real Estate Index Fund	3.5
89.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914457.101    6518-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class M : FAPWX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.10%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$11,119,528
Number of Holdings	48
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	9.6
Swaps	58.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 34.8
Fixed-Income Funds - 27.1
Domestic Equity Funds - 19.5
International Equity Funds - 8.2
Futures Contracts - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	27.1
Fidelity Commodity Strategy Fund	12.2
iShares US Treasury Bond ETF	8.6
Fidelity International Index Fund	8.3
Fidelity Small Cap Value Index Fund	7.9
iShares J.P. Morgan EM Local Currency Bond ETF	7.3
Fidelity Emerging Markets Index Fund	5.4
Fidelity Small Cap Index Fund	5.3
Fidelity Total Market Index Fund	3.7
Fidelity Real Estate Index Fund	3.5
89.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914455.101    6516-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class I : FAPYX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.60%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$11,119,528
Number of Holdings	48
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	9.6
Swaps	58.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 34.8
Fixed-Income Funds - 27.1
Domestic Equity Funds - 19.5
International Equity Funds - 8.2
Futures Contracts - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	27.1
Fidelity Commodity Strategy Fund	12.2
iShares US Treasury Bond ETF	8.6
Fidelity International Index Fund	8.3
Fidelity Small Cap Value Index Fund	7.9
iShares J.P. Morgan EM Local Currency Bond ETF	7.3
Fidelity Emerging Markets Index Fund	5.4
Fidelity Small Cap Index Fund	5.3
Fidelity Total Market Index Fund	3.7
Fidelity Real Estate Index Fund	3.5
89.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914456.101    6517-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class C : FAPVX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.60%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$11,119,528
Number of Holdings	48
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	9.6
Swaps	58.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 34.8
Fixed-Income Funds - 27.1
Domestic Equity Funds - 19.5
International Equity Funds - 8.2
Futures Contracts - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	27.1
Fidelity Commodity Strategy Fund	12.2
iShares US Treasury Bond ETF	8.6
Fidelity International Index Fund	8.3
Fidelity Small Cap Value Index Fund	7.9
iShares J.P. Morgan EM Local Currency Bond ETF	7.3
Fidelity Emerging Markets Index Fund	5.4
Fidelity Small Cap Index Fund	5.3
Fidelity Total Market Index Fund	3.7
Fidelity Real Estate Index Fund	3.5
89.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914454.101    6515-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class A : FAPUX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.85%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$11,119,528
Number of Holdings	48
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	9.6
Swaps	58.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 34.8
Fixed-Income Funds - 27.1
Domestic Equity Funds - 19.5
International Equity Funds - 8.2
Futures Contracts - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	27.1
Fidelity Commodity Strategy Fund	12.2
iShares US Treasury Bond ETF	8.6
Fidelity International Index Fund	8.3
Fidelity Small Cap Value Index Fund	7.9
iShares J.P. Morgan EM Local Currency Bond ETF	7.3
Fidelity Emerging Markets Index Fund	5.4
Fidelity Small Cap Index Fund	5.3
Fidelity Total Market Index Fund	3.7
Fidelity Real Estate Index Fund	3.5
89.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914453.101    6514-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Hedged Equity Fund Fidelity® Hedged Equity Fund : FEQHX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity Fund	$ 28	0.55%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$438,254,947
Number of Holdings	423
Portfolio Turnover	124%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 93.8
Domestic Equity Funds - 4.3
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.7
Microsoft Corp	7.3
Apple Inc	5.5
iShares Core S&P 500 ETF	4.3
Amazon.com Inc	4.0
Alphabet Inc Class A	3.8
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.5
Berkshire Hathaway Inc Class B	1.9
JPMorgan Chase & Co	1.8
41.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914472.101    6875-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class Z : FEQZX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.51%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$438,254,947
Number of Holdings	423
Portfolio Turnover	124%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 93.8
Domestic Equity Funds - 4.3
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.7
Microsoft Corp	7.3
Apple Inc	5.5
iShares Core S&P 500 ETF	4.3
Amazon.com Inc	4.0
Alphabet Inc Class A	3.8
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.5
Berkshire Hathaway Inc Class B	1.9
JPMorgan Chase & Co	1.8
41.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914477.101    6880-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class M : FEQNX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	1.05%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$438,254,947
Number of Holdings	423
Portfolio Turnover	124%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 93.8
Domestic Equity Funds - 4.3
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.7
Microsoft Corp	7.3
Apple Inc	5.5
iShares Core S&P 500 ETF	4.3
Amazon.com Inc	4.0
Alphabet Inc Class A	3.8
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.5
Berkshire Hathaway Inc Class B	1.9
JPMorgan Chase & Co	1.8
41.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914475.101    6878-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class I : FEQJX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 28	0.55%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$438,254,947
Number of Holdings	423
Portfolio Turnover	124%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 93.8
Domestic Equity Funds - 4.3
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.7
Microsoft Corp	7.3
Apple Inc	5.5
iShares Core S&P 500 ETF	4.3
Amazon.com Inc	4.0
Alphabet Inc Class A	3.8
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.5
Berkshire Hathaway Inc Class B	1.9
JPMorgan Chase & Co	1.8
41.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914476.101    6879-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class C : FEQDX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.55%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$438,254,947
Number of Holdings	423
Portfolio Turnover	124%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 93.8
Domestic Equity Funds - 4.3
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.7
Microsoft Corp	7.3
Apple Inc	5.5
iShares Core S&P 500 ETF	4.3
Amazon.com Inc	4.0
Alphabet Inc Class A	3.8
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.5
Berkshire Hathaway Inc Class B	1.9
JPMorgan Chase & Co	1.8
41.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914474.101    6877-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class A : FEQAX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.80%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$438,254,947
Number of Holdings	423
Portfolio Turnover	124%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 93.8
Domestic Equity Funds - 4.3
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.7
Microsoft Corp	7.3
Apple Inc	5.5
iShares Core S&P 500 ETF	4.3
Amazon.com Inc	4.0
Alphabet Inc Class A	3.8
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.5
Berkshire Hathaway Inc Class B	1.9
JPMorgan Chase & Co	1.8
41.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914473.101    6876-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Equity Market Neutral Fund Fidelity® Equity Market Neutral Fund : FEMNX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Market Neutral Fund	$ 55	1.10%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$14,464,451
Number of Holdings	136
Portfolio Turnover	56%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	115.5
Forward Foreign Currency Contracts	46.3

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 44.1
Common Stocks - 32.5
Forward Foreign Currency Contracts - 17.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.7

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	13.6
Microsoft Corp	2.3
Meta Platforms Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.1
L3Harris Technologies Inc	2.1
Centrica PLC	2.1
JPMorgan Chase & Co	2.0
Morgan Stanley	1.9
Royal Bank of Canada	1.9
Boston Scientific Corp	1.9
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916840.101    7601-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class A : FEMLX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	1.35%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$14,464,451
Number of Holdings	136
Portfolio Turnover	56%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	115.5
Forward Foreign Currency Contracts	46.3

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 44.1
Common Stocks - 32.5
Forward Foreign Currency Contracts - 17.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.7

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	13.6
Microsoft Corp	2.3
Meta Platforms Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.1
L3Harris Technologies Inc	2.1
Centrica PLC	2.1
JPMorgan Chase & Co	2.0
Morgan Stanley	1.9
Royal Bank of Canada	1.9
Boston Scientific Corp	1.9
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916842.101    7619-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class M : FEMOX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 81	1.60%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$14,464,451
Number of Holdings	136
Portfolio Turnover	56%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	115.5
Forward Foreign Currency Contracts	46.3

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 44.1
Common Stocks - 32.5
Forward Foreign Currency Contracts - 17.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.7

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	13.6
Microsoft Corp	2.3
Meta Platforms Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.1
L3Harris Technologies Inc	2.1
Centrica PLC	2.1
JPMorgan Chase & Co	2.0
Morgan Stanley	1.9
Royal Bank of Canada	1.9
Boston Scientific Corp	1.9
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916844.101    7620-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class C : FEMQX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 106	2.10%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$14,464,451
Number of Holdings	136
Portfolio Turnover	56%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	115.5
Forward Foreign Currency Contracts	46.3

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 44.1
Common Stocks - 32.5
Forward Foreign Currency Contracts - 17.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.7

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	13.6
Microsoft Corp	2.3
Meta Platforms Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.1
L3Harris Technologies Inc	2.1
Centrica PLC	2.1
JPMorgan Chase & Co	2.0
Morgan Stanley	1.9
Royal Bank of Canada	1.9
Boston Scientific Corp	1.9
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916846.101    7621-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class I : FEMUX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 56	1.10%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$14,464,451
Number of Holdings	136
Portfolio Turnover	56%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	115.5
Forward Foreign Currency Contracts	46.3

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 44.1
Common Stocks - 32.5
Forward Foreign Currency Contracts - 17.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.7

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	13.6
Microsoft Corp	2.3
Meta Platforms Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.1
L3Harris Technologies Inc	2.1
Centrica PLC	2.1
JPMorgan Chase & Co	2.0
Morgan Stanley	1.9
Royal Bank of Canada	1.9
Boston Scientific Corp	1.9
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916848.101    7622-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class Z : FEMWX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 53	1.05%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$14,464,451
Number of Holdings	136
Portfolio Turnover	56%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	115.5
Forward Foreign Currency Contracts	46.3

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 44.1
Common Stocks - 32.5
Forward Foreign Currency Contracts - 17.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.7

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	13.6
Microsoft Corp	2.3
Meta Platforms Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.1
L3Harris Technologies Inc	2.1
Centrica PLC	2.1
JPMorgan Chase & Co	2.0
Morgan Stanley	1.9
Royal Bank of Canada	1.9
Boston Scientific Corp	1.9
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916850.101    7623-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Yield Enhanced Equity ETF Fidelity® Yield Enhanced Equity ETF : FYEE Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Yield Enhanced Equity ETF for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Yield Enhanced Equity ETF	$ 14	0.28%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$15,345,702
Number of Holdings	163
Portfolio Turnover	109%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	0.8
Options	0.4

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 97.8
Futures Contracts - 0.8
Options - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.5
Microsoft Corp	7.0
Apple Inc	6.2
Amazon.com Inc	4.6
Meta Platforms Inc Class A	3.4
Broadcom Inc	3.1
Alphabet Inc Class C	2.3
Berkshire Hathaway Inc Class B	2.2
Alphabet Inc Class A	2.0
JPMorgan Chase & Co	1.9
41.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916943.101    7590-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Dynamic Buffered Equity ETF Fidelity® Dynamic Buffered Equity ETF : FBUF Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Dynamic Buffered Equity ETF for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dynamic Buffered Equity ETF	$ 24	0.48%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$11,374,080
Number of Holdings	159
Portfolio Turnover	107%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	0.8
Options	0.7

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 97.6
Futures Contracts - 0.8
Options - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.5
Microsoft Corp	7.0
Apple Inc	6.2
Amazon.com Inc	4.5
Meta Platforms Inc Class A	3.4
Broadcom Inc	3.1
Alphabet Inc Class C	2.3
Berkshire Hathaway Inc Class B	2.2
Alphabet Inc Class A	2.0
JPMorgan Chase & Co	1.9
41.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916941.101    7589-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Hedged Equity ETF Fidelity® Hedged Equity ETF : FHEQ Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Hedged Equity ETF for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity ETF	$ 24	0.48%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$449,203,939
Number of Holdings	175
Portfolio Turnover	105%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.9

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 98.7
Options - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.5
Microsoft Corp	6.8
Apple Inc	6.2
Amazon.com Inc	4.4
Meta Platforms Inc Class A	3.5
Broadcom Inc	3.0
Alphabet Inc Class C	2.1
Berkshire Hathaway Inc Class B	2.1
JPMorgan Chase & Co	2.1
Alphabet Inc Class A	2.0
40.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916939.101    7588-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Managed Futures ETF Fidelity® Managed Futures ETF : FFUT Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Managed Futures ETF for the period June 3, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Managed Futures ETF A	$ 13	0.80%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$118,813,647
Number of Holdings	398
Portfolio TurnoverA	0%
A Amount not annualized
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	522.5
Swaps	204.8
Forward Foreign Currency Contracts	167.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Futures Contracts - 52.4
Swaps - 20.7
Forward Foreign Currency Contracts - 16.9
Domestic Equity Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 9.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	85.4
iShares Core S&P 500 ETF	5.1
90.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919367.100    9044-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI Merger Arbitrage Fund Fidelity® SAI Merger Arbitrage Fund : FMADX

This semi-annual shareholder report contains information about Fidelity® SAI Merger Arbitrage Fund for the period June 17, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Merger Arbitrage Fund A	$ 14	1.10%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$83,650,677
Number of Holdings	29
Portfolio TurnoverA	2%
A Amount not annualized
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	40.7

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 42.8
Swaps - 28.9
Domestic Equity Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 21.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	17.2
NVIDIA Corp	13.2
WNS Holdings Ltd	6.7
Frontier Communications Parent Inc	6.6
Vanguard 500 Index Fund, ETF Shares	4.8
iShares Core S&P 500 ETF	4.8
Kellanova	4.8
GMS Inc	4.6
Dun & Bradstreet Holdings Inc	4.4
Amedisys Inc	2.9
70.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918583.100    9007-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI Managed Futures Fund Fidelity® SAI Managed Futures Fund : FMFLX

This semi-annual shareholder report contains information about Fidelity® SAI Managed Futures Fund for the period June 17, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Managed Futures Fund A	$ 13	1.05%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$63,835,319
Number of Holdings	331
Portfolio TurnoverA	0%
A Amount not annualized
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	519.4
Swaps	153.1
Forward Foreign Currency Contracts	138.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Futures Contracts - 57.0
Swaps - 16.8
Forward Foreign Currency Contracts - 15.2
Domestic Equity Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 10.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	84.6
iShares Core S&P 500 ETF	4.9
89.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918618.100    9036-TSRS-0925

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Risk Parity Fund

Semi-Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Risk Parity Fund
Consolidated Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 32.8%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (b)	14,019	1,340,198
Fidelity Real Estate Index Fund (b)	23,532	384,754
Fidelity Small Cap Index Fund (b)	21,366	591,412
Fidelity Small Cap Value Index Fund (b)	34,890	880,967
Fidelity Total Market Index Fund (b)	2,407	419,330
iShares Gold Trust ETF	427	26,478
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,367,587)		3,643,139

Fixed-Income Funds - 45.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (b)	326,740	3,009,278
Fidelity International Bond Index Fund (b)	13,133	122,792
Fidelity Long-Term Treasury Bond Index Fund (b)	17,173	157,477
iShares J.P. Morgan EM Local Currency Bond ETF	20,322	810,035
iShares JP Morgan USD Emerging Markets Bond ETF	153	14,209
iShares US Treasury Bond ETF	41,700	951,594
TOTAL FIXED-INCOME FUNDS (Cost $4,963,842)		5,065,385

International Equity Funds - 13.7%
	Shares	Value ($)
Fidelity Emerging Markets Index Fund (b)	49,069	602,077
Fidelity International Index Fund (b)	16,527	924,663
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,281,720)		1,526,740

U.S. Treasury Obligations - 0.5%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/9/2025 (d) (Cost $59,511)	4.30	60,000	59,511

Money Market Funds - 7.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $845,590)	4.33	845,421	845,590

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $10,518,250)	11,140,365
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(20,837)
NET ASSETS - 100.0%	11,119,528

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Sep 2025	392,010	(7,540)	(7,540)
ICE MSCI Emerging Markets Index Contracts (United States)	11	Sep 2025	681,065	13,252	13,252

TOTAL FUTURES CONTRACTS					5,712
The notional amount of futures purchased as a percentage of Net Assets is 9.6%

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.s. Sofr Index minus 90 basis points	Monthly	BNP Paribas SA	Nov 2025	5,594	516,997	1,071	0	1,071
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.s. Sofr Index minus 95 basis points	Monthly	BNP Paribas SA	Nov 2025	2,096	168,036	(29)	0	(29)
Invesco Senior Loan ETF	Receives	Monthly	U.s. Sofr Index minus 5 basis points	Monthly	BNP Paribas SA	Nov 2025	6,683	139,875	(498)	0	(498)
iShares TIPS Bond ETF	Receives	Monthly	U.s. Sofr Index plus 35 basis points	Monthly	BNP Paribas SA	Nov 2025	1,688	185,005	(599)	0	(599)
iShares 20+ Year Treasury Bond ETF	Receives	Monthly	U.s. Sofr Index plus 25 basis points	Monthly	BNP Paribas SA	Nov 2025	948	83,557	(1,465)	0	(1,465)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.s. Sofr Index minus 90 basis points	Monthly	BNP Paribas SA	Sep 2025	401	32,148	(7)	0	(7)
Invesco Senior Loan ETF	Receives	Monthly	U.s. Sofr Index plus 20 basis points	Monthly	BNP Paribas SA	Sep 2025	2,904	60,781	(229)	0	(229)
iShares TIPS Bond ETF	Receives	Monthly	U.s. Sofr Index plus 40 basis points	Monthly	BNP Paribas SA	Sep 2025	771	84,502	(277)	0	(277)
Invesco Senior Loan ETF	Receives	Monthly	U.s. Sofr Index minus 15 basis points	Monthly	BNP Paribas SA	Oct 2025	3,615	75,662	(263)	0	(263)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.s. Sofr Index minus 55 basis points	Monthly	BNP Paribas SA	Oct 2025	484	44,731	80	0	80
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.s. Sofr Index minus 80 basis points	Monthly	BNP Paribas SA	Oct 2025	723	57,963	(17)	0	(17)
iShares 20+ Year Treasury Bond ETF	Receives	Monthly	U.s. Sofr Index plus 33 basis points	Monthly	BNP Paribas SA	Aug 2025	863	76,065	(1,339)	0	(1,339)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.s. Sofr Index minus 90 basis points	Monthly	Morgan Stanley Capital Services LLC	Aug 2025	2,765	221,670	(47)	0	(47)
iShares TIPS Bond ETF	Receives	Monthly	U.s. Sofr Index plus 40 basis points	Monthly	Bank of America NA	Aug 2025	1,702	186,539	(611)	0	(611)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.s. Sofr Index minus 117 basis points	Monthly	BNP Paribas SA	Aug 2025	421	38,909	89	0	89
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.s. Sofr Index minus 80 basis points	Monthly	Morgan Stanley Capital Services LLC	Aug 2025	539	43,212	(13)	0	(13)
Invesco Senior Loan ETF	Receives	Monthly	U.s. Sofr Index minus 80 basis points	Monthly	Morgan Stanley Capital Services LLC	Aug 2025	5,130	107,371	(316)	0	(316)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.s. Sofr Index minus 70 basis points	Monthly	BNP Paribas SA	Aug 2025	467	43,160	82	0	82
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.s. Sofr Index minus 55 basis points	Monthly	Morgan Stanley Capital Services LLC	Aug 2025	984	78,887	(40)	0	(40)
Invesco Senior Loan ETF	Receives	Monthly	U.s. Sofr Index minus 10 basis points	Monthly	Goldman Sachs International	Dec 2025	11,596	242,704	(856)	0	(856)
iShares TIPS Bond ETF	Receives	Monthly	U.s. Sofr Index plus 40 basis points	Monthly	Goldman Sachs International	Jun 2026	4,235	464,156	(1,522)	0	(1,522)
SPDR Gold Shares (Hong Kong)	Receives	Monthly	U.s. Sofr Index plus 20 basis points	Monthly	Morgan Stanley Capital Services LLC	Dec 2025	342	105,182	(1,973)	0	(1,973)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.s. Sofr Index minus 25 basis points	Monthly	Goldman Sachs International	Jan 2026	341	31,522	43	0	43
iShares 20+ Year Treasury Bond ETF	Receives	Monthly	U.s. Sofr Index plus 30 basis points	Monthly	Bank of America NA	Oct 2025	960	84,633	(1,506)	0	(1,506)
iShares TIPS Bond ETF	Receives	Monthly	U.s. Sofr Index plus 30 basis points	Monthly	Bank of America NA	Oct 2025	1,445	158,400	(519)	0	(519)
SPDR Gold Shares	Receives	Monthly	U.s. Sofr Index plus 30 basis points	Monthly	Goldman Sachs International	Jan 2026	3,000	922,709	(17,275)	0	(17,275)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.s. Sofr Index minus 35 basis points	Monthly	Morgan Stanley Capital Services LLC	Jan 2026	13,612	1,091,539	(913)	0	(913)
Invesco Senior Loan ETF	Receives	Monthly	U.s. Sofr Index minus 10 basis points	Monthly	Goldman Sachs International	Jan 2026	52,592	1,101,981	(4,992)	0	(4,992)
Invesco Senior Loan ETF	Receives	Monthly	U.s. Sofr Index minus 10 basis points	Monthly	Goldman Sachs International	Feb 2026	1,872	39,217	(73)	0	(73)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.s. Sofr Index minus 40 basis points	Monthly	Morgan Stanley Capital Services LLC	Feb 2026	386	31,081	(81)	0	(81)
TOTAL RETURN SWAPS									(34,095)	0	(34,095)

Notional Amounts are stated in United States dollars unless otherwise noted.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,511.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	690,581	1,254,913	1,099,904	18,019	-	-	845,590	845,421	0.0%
Total	690,581	1,254,913	1,099,904	18,019	-	-	845,590

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	847,761	554,952	59,955	-	227	(2,787)	1,340,198	14,019
Fidelity Emerging Markets Index Fund	289,903	354,354	103,399	-	1,429	59,790	602,077	49,069
Fidelity Inflation-Protected Bond Index Fund	2,547,233	1,113,664	715,146	33,346	(976)	64,503	3,009,278	326,740
Fidelity International Bond Index Fund	102,532	180,079	159,367	578	(1,598)	1,146	122,792	13,133
Fidelity International Index Fund	534,207	418,547	107,850	-	(213)	79,972	924,663	16,527
Fidelity Long-Term Treasury Bond Index Fund	166,603	94,147	103,447	2,233	(5,221)	5,395	157,477	17,173
Fidelity Real Estate Index Fund	270,323	134,906	20,532	1,818	(174)	231	384,754	23,532
Fidelity Small Cap Index Fund	413,044	228,026	51,189	-	(2,028)	3,559	591,412	21,366
Fidelity Small Cap Value Index Fund	610,975	345,408	68,145	-	(2,857)	(4,414)	880,967	34,890
Fidelity Total Market Index Fund	659,054	196,601	438,668	423	41,622	(39,279)	419,330	2,407
	6,441,635	3,620,684	1,827,698	38,398	30,211	168,116	8,432,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,643,139	3,643,139	-	-

Fixed-Income Funds	5,065,385	5,065,385	-	-

International Equity Funds	1,526,740	1,526,740	-	-

U.S. Treasury Obligations	59,511	-	59,511	-

Money Market Funds	845,590	845,590	-	-
Total Investments in Securities:	11,140,365	11,080,854	59,511	-
Derivative Instruments:

Assets
Futures Contracts	13,252	13,252	-	-
Swaps	1,365	-	1,365	-
Total Assets	14,617	13,252	1,365	-

Liabilities
Futures Contracts	(7,540)	(7,540)	-	-
Swaps	(35,460)	-	(35,460)	-
Total Liabilities	(43,000)	(7,540)	(35,460)	-
Total Derivative Instruments:	(28,383)	5,712	(34,095)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Swaps (a)	0	(19,248)
Total Commodity Risk	0	(19,248)
Credit Risk
Swaps (a)	1,365	(8,374)
Total Credit Risk	1,365	(8,374)
Equity Risk
Futures Contracts (b)	13,252	(7,540)
Total Equity Risk	13,252	(7,540)
Interest Rate Risk
Swaps (a)	0	(7,838)
Total Interest Rate Risk	0	(7,838)
Total Value of Derivatives	14,617	(43,000)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,808,083)	$1,861,827
Fidelity Central Funds (cost $845,590)	845,590
Other affiliated issuers (cost $7,864,577)	8,432,948

Total Investment in Securities (cost $10,518,250)		$11,140,365
Cash		24,862
Receivable for fund shares sold		25,075
Dividends receivable		505
Distributions receivable from Fidelity Central Funds		3,203
Bi-lateral OTC swaps, at value		1,365
Receivable from investment adviser for expense reductions		229
Total assets		11,195,604
Liabilities
Payable for investments purchased	$24,253
Payable for fund shares redeemed	621
Bi-lateral OTC swaps, at value	35,460
Accrued management fee	5,486
Distribution and service plan fees payable	1,941
Payable for daily variation margin on futures contracts	8,315
Total liabilities		76,076
Net Assets		$11,119,528
Net Assets consist of:
Paid in capital		$10,638,995
Total accumulated earnings (loss)		480,533
Net Assets		$11,119,528

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,325,532 ÷ 128,243 shares)(a)		$10.34
Maximum offering price per share (100/94.25 of $10.34)		$10.97
Class M :
Net Asset Value and redemption price per share ($1,601,167 ÷ 155,093 shares)(a)		$10.32
Maximum offering price per share (100/96.50 of $10.32)		$10.69
Class C :
Net Asset Value and offering price per share ($1,173,090 ÷ 113,623 shares)(a)		$10.32
Fidelity Risk Parity Fund :
Net Asset Value, offering price and redemption price per share ($4,462,214 ÷ 434,230 shares)		$10.28
Class I :
Net Asset Value, offering price and redemption price per share ($1,351,647 ÷ 130,786 shares)		$10.33
Class Z :
Net Asset Value, offering price and redemption price per share ($1,205,878 ÷ 116,609 shares)		$10.34
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends (including $38,398 earned from affiliated issuers)		$51,397
Interest		1,152
Income from Fidelity Central Funds		18,019
Total income		70,568
Expenses
Management fee	$28,584
Distribution and service plan fees	10,811
Independent trustees' fees and expenses	1,967
Total expenses before reductions	41,362
Expense reductions	(2,462)
Total expenses after reductions		38,900
Net Investment income (loss)		31,668
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,155
Affiliated issuers	30,211
Futures contracts	96,017
Swaps	270,040
Total net realized gain (loss)		401,423
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	45,461
Affiliated issuers	168,116
Futures contracts	14,897
Swaps	(82,119)
Total change in net unrealized appreciation (depreciation)		146,355
Net gain (loss)		547,778
Net increase (decrease) in net assets resulting from operations		$579,446
Consolidated Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,668	$193,295
Net realized gain (loss)	401,423	254,442
Change in net unrealized appreciation (depreciation)	146,355	382,391
Net increase (decrease) in net assets resulting from operations	579,446	830,128
Distributions to shareholders	(158,058)	(366,124)

Share transactions - net increase (decrease)	2,347,683	296,319
Total increase (decrease) in net assets	2,769,071	760,323

Net Assets
Beginning of period	8,350,457	7,590,134
End of period	$11,119,528	$8,350,457

Consolidated Financial Highlights
Fidelity Advisor® Risk Parity Fund Class A

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.35	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.24	.25	.86
Net realized and unrealized gain (loss)	.57	.79	(.22)	(.60)
Total from investment operations	.60	1.03	.03	.26
Distributions from net investment income	(.19)	(.45)	(.32)	(.62)
Total distributions	(.19)	(.45)	(.32)	(.62)
Net asset value, end of period	$10.34	$9.93	$9.35	$9.64
Total Return D,E,F	6.09%	11.17%	.50%	2.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.89% I	.89%	.95%	2.40% I
Expenses net of fee waivers, if any	.85 % I	.85%	.85%	.85% I
Expenses net of all reductions, if any	.84% I	.83%	.84%	.84% I
Net investment income (loss)	.62% I	2.41%	2.74%	15.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,326	$1,134	$1,015	$1,009
Portfolio turnover rate J	52 % I	82%	84%	163% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class M

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.35	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.21	.23	.84
Net realized and unrealized gain (loss)	.55	.80	(.23)	(.60)
Total from investment operations	.57	1.01	- D	.24
Distributions from net investment income	(.18)	(.43)	(.29)	(.60)
Total distributions	(.18)	(.43)	(.29)	(.60)
Net asset value, end of period	$10.32	$9.93	$9.35	$9.64
Total Return E,F,G	5.86%	11.01%	.15%	2.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.14% J	1.14%	1.20%	2.65% J
Expenses net of fee waivers, if any	1.10 % J	1.10%	1.10%	1.10% J
Expenses net of all reductions, if any	1.09% J	1.08%	1.09%	1.09% J
Net investment income (loss)	.38% J	2.16%	2.49%	15.09% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,601	$1,128	$1,013	$1,008
Portfolio turnover rate K	52 % J	82%	84%	163% J

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class C

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.37	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.16	.18	.82
Net realized and unrealized gain (loss)	.56	.79	(.22)	(.60)
Total from investment operations	.55	.95	(.04)	.22
Distributions from net investment income	(.18)	(.37)	(.23)	(.58)
Total distributions	(.18)	(.37)	(.23)	(.58)
Net asset value, end of period	$10.32	$9.95	$9.37	$9.64
Total Return D,E,F	5.61%	10.34%	(.30)%	2.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.64% I	1.64%	1.70%	3.15% I
Expenses net of fee waivers, if any	1.60 % I	1.60%	1.60%	1.60% I
Expenses net of all reductions, if any	1.59% I	1.58%	1.59%	1.59% I
Net investment income (loss)	(.13)% I	1.66%	1.99%	14.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,173	$1,111	$1,002	$1,008
Portfolio turnover rate J	52 % I	82%	84%	163% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Risk Parity Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$9.29	$9.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.26	.27	.27
Net realized and unrealized gain (loss)	.56	.79	(.22)	(.04)
Total from investment operations	.60	1.05	.05	.23
Distributions from net investment income	(.19)	(.47)	(.36)	(.63)
Total distributions	(.19)	(.47)	(.36)	(.63)
Net asset value, end of period	$10.28	$9.87	$9.29	$9.60
Total Return D,E	6.15%	11.54%	.70%	2.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64% H	.64%	.70%	1.26% H
Expenses net of fee waivers, if any	.60 % H	.60%	.60%	.60% H
Expenses net of all reductions, if any	.59% H	.58%	.59%	.58% H
Net investment income (loss)	.88% H	2.66%	2.98%	7.06% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,462	$2,593	$2,403	$2,036
Portfolio turnover rate I	52 % H	82%	84%	163% H

AFor the period September 1, 2022 (commencement of sale of shares) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class I

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.34	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.26	.27	.88
Net realized and unrealized gain (loss)	.56	.79	(.21)	(.61)
Total from investment operations	.60	1.05	.06	.27
Distributions from net investment income	(.19)	(.47)	(.36)	(.63)
Total distributions	(.19)	(.47)	(.36)	(.63)
Net asset value, end of period	$10.33	$9.92	$9.34	$9.64
Total Return D,E	6.12%	11.45%	.76%	3.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64% H	.64%	.70%	2.18% H
Expenses net of fee waivers, if any	.60 % H	.60%	.60%	.60% H
Expenses net of all reductions, if any	.59% H	.58%	.59%	.59% H
Net investment income (loss)	.87% H	2.66%	2.99%	15.81% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,352	$1,250	$1,139	$1,141
Portfolio turnover rate I	52 % H	82%	84%	163% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class Z

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.34	$9.65	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.27	.28	.97
Net realized and unrealized gain (loss)	.55	.80	(.23)	(.69)
Total from investment operations	.60	1.07	.05	.28
Distributions from net investment income	(.19)	(.48)	(.36)	(.63)
Total distributions	(.19)	(.48)	(.36)	(.63)
Net asset value, end of period	$10.34	$9.93	$9.34	$9.65
Total Return D,E	6.13%	11.63%	.70%	3.13%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.59% H	.59%	.65%	2.23% H
Expenses net of fee waivers, if any	.55 % H	.55%	.55%	.55% H
Expenses net of all reductions, if any	.54% H	.53%	.54%	.54% H
Net investment income (loss)	.92% H	2.71%	3.04%	17.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,206	$1,136	$1,018	$1,011
Portfolio turnover rate I	52 % H	82%	84%	163% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Risk Parity Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Risk Parity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity Risk Parity Fund	Fidelity Risk Parity Cayman Ltd.	347,672	3.1

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, controlled foreign corporations, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$728,965
Gross unrealized depreciation	(206,902)
Net unrealized appreciation (depreciation)	$522,063
Tax cost	$10,589,919

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(385,102)
Long-term	(61,229)
Total capital loss carryforward	$(446,331)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Risk Parity Fund
Commodity Risk
Swaps	166,800	(57,899)
Total Commodity Risk	166,800	(57,899)
Credit Risk
Swaps	98,134	(16,560)
Total Credit Risk	98,134	(16,560)
Equity Risk
Futures Contracts	96,017	14,897
Total Equity Risk	96,017	14,897
Interest Rate Risk
Swaps	5,106	(7,660)
Total Interest Rate Risk	5,106	(7,660)
Totals	366,057	(67,222)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Risk Parity Fund	1,035,419

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Risk Parity Fund	5,411,266

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Risk Parity Fund	4,746,024	2,274,762

7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.60%
Class M	.60%
Class C	.60%
Fidelity Risk Parity Fund	.60%
Class I	.60%
Class Z	.55%

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses, such as custody fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,532	1,442
Class M	.25%	.25%	3,594	2,852
Class C	.75%	.25%	5,685	5,655
			10,811	9,949

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	368
Class M	8
376

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Risk Parity Fund	11

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.85%	246
Class M	1.10%	273
Class C	1.60%	230
Fidelity Risk Parity Fund	.60%	685
Class I	.60%	260
Class Z	.55%	234
		1,928
In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $534.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Risk Parity Fund
Distributions to shareholders
Class A	$21,235	$48,922
Class M	20,792	52,423
Class C	20,086	40,415
Fidelity Risk Parity Fund	50,641	114,985
Class I	23,680	57,105
Class Z	21,624	52,274
Total	$158,058	$366,124

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2025	Year ended January 31, 2025	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Risk Parity Fund
Class A
Shares sold	11,973	491	$117,757	$4,850
Reinvestment of distributions	2,154	5,093	21,235	48,921
Shares redeemed	(10)	(39)	(100)	(396)
Net increase (decrease)	14,117	5,545	$138,892	$53,375
Class M
Shares sold	39,400	17,293	$390,406	$176,928
Reinvestment of distributions	2,109	5,454	20,792	52,423
Shares redeemed	-	(17,502)	-	(173,321)
Net increase (decrease)	41,509	5,245	$411,198	$56,030
Class C
Shares sold	806	508	$8,000	$4,791
Reinvestment of distributions	2,033	4,198	20,086	40,415
Shares redeemed	(806)	(137)	(8,230)	(1,338)
Net increase (decrease)	2,033	4,569	$19,856	$43,868
Fidelity Risk Parity Fund
Shares sold	249,313	73,878	$2,487,264	$733,505
Reinvestment of distributions	1,758	3,225	17,206	30,792
Shares redeemed	(79,674)	(72,962)	(795,400)	(711,130)
Net increase (decrease)	171,397	4,141	$1,709,070	$53,167
Class I
Shares sold	11,567	-	$115,006	$ -
Reinvestment of distributions	2,404	5,951	23,680	57,105
Shares redeemed	(9,146)	(2,000)	(91,643)	(19,500)
Net increase (decrease)	4,825	3,951	$47,043	$37,605
Class Z
Shares sold	-	-	$4	$ -
Reinvestment of distributions	2,195	5,447	21,624	52,274
Shares redeemed	-	-	(4)	-
Net increase (decrease)	2,195	5,447	$21,624	$52,274

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Risk Parity Fund	54%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9906093.103
RPF-SANN-0925
Fidelity® Hedged Equity Fund

Semi-Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Hedged Equity Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.8%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (a)	14,171	141,993
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	525	127,964
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	6,579	80,395
Capital Markets - 0.0%
XP Inc Class A	3,615	58,346
TOTAL BRAZIL		138,741
CANADA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	2,185	148,274
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	5,409	333,573
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	1,273	137,815
TOTAL CANADA		619,662
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	5,845	172,018
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	1,473	138,698
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	805	89,797
SWITZERLAND - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity PLC	8,228	1,692,911
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (a)	783	236,670
UNITED STATES - 93.1%
Communication Services - 9.2%
Diversified Telecommunication Services - 0.6%
Frontier Communications Parent Inc (a)	4,554	167,314
Iridium Communications Inc	2,602	63,645
Verizon Communications Inc	60,028	2,566,797
		2,797,756
Entertainment - 1.6%
Liberty Media Corp-Liberty Formula One Class A (a)	884	79,666
Netflix Inc (a)	3,667	4,251,520
ROBLOX Corp Class A (a)	1,684	232,038
Spotify Technology SA (a)	292	182,950
Walt Disney Co/The	17,737	2,112,654
Warner Music Group Corp Class A	2,584	75,608
		6,934,436
Interactive Media & Services - 6.8%
Alphabet Inc Class A	83,378	16,000,238
Meta Platforms Inc Class A	17,274	13,360,403
Pinterest Inc Class A (a)	3,843	148,340
		29,508,981
Media - 0.2%
Fox Corp Class A	12,765	711,776
Trade Desk Inc (The) Class A (a)	1,723	149,832
		861,608
TOTAL COMMUNICATION SERVICES		40,102,781

Consumer Discretionary - 9.6%
Automobile Components - 0.0%
Gentex Corp	2,324	61,400
Lear Corp	905	85,332
		146,732
Automobiles - 1.7%
Ford Motor Co	67,094	742,731
Harley-Davidson Inc	1,786	43,453
Tesla Inc (a)	21,718	6,695,008
		7,481,192
Broadline Retail - 4.0%
Amazon.com Inc (a)	74,487	17,438,152
Etsy Inc (a)	1,730	100,807
Macy's Inc	3,686	46,554
Ollie's Bargain Outlet Holdings Inc (a)	602	82,251
		17,667,764
Diversified Consumer Services - 0.1%
H&R Block Inc	2,691	146,229
Service Corp International/US	2,273	173,453
		319,682
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (a)	5,986	792,606
Aramark	4,601	195,819
Boyd Gaming Corp	2,324	197,308
Choice Hotels International Inc (b)	770	98,337
Churchill Downs Inc	894	95,694
DoorDash Inc Class A (a)	4,417	1,105,354
DraftKings Inc Class A (a)	2,624	118,185
Hilton Worldwide Holdings Inc	6,156	1,650,300
Hyatt Hotels Corp Class A (b)	1,322	186,362
Light & Wonder Inc Class A (a)	1,060	102,099
McDonald's Corp	8,744	2,623,812
Planet Fitness Inc Class A (a)	759	82,875
Texas Roadhouse Inc	1,315	243,446
Travel + Leisure Co	1,663	98,533
Vail Resorts Inc	405	60,855
Viking Holdings Ltd (a)	1,450	85,144
Wendy's Co/The	3,781	37,243
Wyndham Hotels & Resorts Inc	2,095	180,170
		7,954,142
Household Durables - 0.2%
KB Home	1,359	75,098
Somnigroup International Inc	2,771	200,565
Taylor Morrison Home Corp (a)	2,620	155,314
Toll Brothers Inc	2,594	307,026
Whirlpool Corp	684	56,799
		794,802
Specialty Retail - 1.5%
AutoNation Inc (a)	666	128,298
Bath & Body Works Inc	2,938	85,084
Burlington Stores Inc (a)	758	206,904
Carvana Co Class A (a)	288	112,369
Chewy Inc Class A (a)	2,810	103,127
Dick's Sporting Goods Inc	882	186,552
Floor & Decor Holdings Inc Class A (a)	1,217	93,271
Home Depot Inc/The	10,848	3,986,749
Lithia Motors Inc Class A	420	120,960
Murphy USA Inc	400	144,992
Ross Stores Inc	8,645	1,180,388
Valvoline Inc (a)(b)	1,735	61,159
		6,409,853
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	15,292	1,142,160
Skechers USA Inc Class A (a)	1,296	81,972
VF Corp (b)	6,446	75,547
		1,299,679
TOTAL CONSUMER DISCRETIONARY		42,073,846

Consumer Staples - 5.1%
Beverages - 0.6%
Coca-Cola Co/The	39,731	2,697,338
Coca-Cola Consolidated Inc	700	78,224
		2,775,562
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	4,429	85,125
BJ's Wholesale Club Holdings Inc (a)	1,458	154,402
Casey's General Stores Inc	324	168,522
Costco Wholesale Corp	3,947	3,708,760
Performance Food Group Co (a)	550	55,220
US Foods Holding Corp (a)	2,468	205,658
Walmart Inc	37,370	3,661,513
		8,039,200
Food Products - 0.6%
Conagra Brands Inc	25,598	467,419
Flowers Foods Inc	2,274	36,043
Hershey Co/The	4,050	753,827
Hormel Foods Corp	10,827	304,130
Ingredion Inc	1,158	152,323
Kellanova	10,906	870,626
Post Holdings Inc (a)	1,553	164,323
		2,748,691
Household Products - 1.2%
Colgate-Palmolive Co	19,185	1,608,662
Procter & Gamble Co/The	22,999	3,460,660
		5,069,322
Tobacco - 0.9%
Altria Group Inc	26,668	1,651,816
Philip Morris International Inc	12,876	2,112,308
		3,764,124
TOTAL CONSUMER STAPLES		22,396,899

Energy - 2.7%
Energy Equipment & Services - 0.2%
Schlumberger NV	34,903	1,179,721
Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream Corp	9,240	169,554
Antero Resources Corp (a)	2,847	99,446
Cheniere Energy Inc	1,672	394,391
Chord Energy Corp	1,693	186,789
CNX Resources Corp (a)(b)	3,106	94,143
Diamondback Energy Inc	6,143	913,218
DT Midstream Inc	1,917	196,933
Expand Energy Corp	4,653	487,541
Exxon Mobil Corp	43,358	4,840,487
HF Sinclair Corp	2,605	114,464
Kinder Morgan Inc	39,038	1,095,406
Matador Resources Co (b)	1,248	62,250
Murphy Oil Corp	3,204	79,491
Occidental Petroleum Corp	27,621	1,213,667
Ovintiv Inc	9,644	397,140
Permian Resources Corp Class A	13,417	189,985
Range Resources Corp	4,487	164,763
Viper Energy Inc Class A	2,219	83,568
		10,783,236
TOTAL ENERGY		11,962,957

Financials - 13.0%
Banks - 3.4%
Bank of America Corp	76,280	3,605,756
Comerica Inc	1,817	122,775
East West Bancorp Inc	850	85,213
First Citizens BancShares Inc/NC Class A	86	171,549
JPMorgan Chase & Co	25,541	7,566,266
Wells Fargo & Co	37,437	3,018,545
Wintrust Financial Corp	890	113,902
		14,684,006
Capital Markets - 2.8%
Affiliated Managers Group Inc	755	158,452
Ameriprise Financial Inc	2,766	1,433,314
Ares Management Corp Class A	1,969	365,309
Blackstone Inc	10,555	1,825,593
Blue Owl Capital Inc Class A	4,059	78,541
Carlyle Group Inc/The	3,373	204,606
Charles Schwab Corp/The	19,560	1,911,599
Coinbase Global Inc Class A (a)	1,772	669,391
Evercore Inc Class A	764	230,071
Franklin Resources Inc	19,257	462,168
Houlihan Lokey Inc Class A	831	158,438
Interactive Brokers Group Inc Class A	3,255	213,398
Invesco Ltd	26,993	567,123
Janus Henderson Group PLC	2,090	90,496
Jefferies Financial Group Inc	3,301	190,336
Lazard Inc	1,460	75,890
LPL Financial Holdings Inc	535	211,716
Morningstar Inc	504	139,336
Nasdaq Inc	16,190	1,557,802
Northern Trust Corp	5,503	715,390
Robinhood Markets Inc Class A (a)	1,597	164,571
SEI Investments Co	3,884	342,258
Stifel Financial Corp	1,705	194,575
Tradeweb Markets Inc Class A	1,531	212,120
Virtu Financial Inc Class A	2,924	129,065
		12,301,558
Consumer Finance - 0.1%
Ally Financial Inc	4,796	181,529
OneMain Holdings Inc	1,175	67,902
SLM Corp	3,606	114,671
SoFi Technologies Inc Class A (a)	3,860	87,159
		451,261
Financial Services - 4.5%
Affirm Holdings Inc Class A (a)	666	45,661
Berkshire Hathaway Inc Class B (a)	16,610	7,837,927
Block Inc Class A (a)	1,639	126,629
Corebridge Financial Inc	2,598	92,385
Equitable Holdings Inc	5,746	295,057
Mastercard Inc Class A	8,429	4,774,776
MGIC Investment Corp	3,708	96,037
Rocket Cos Inc Class A	3,424	50,572
Shift4 Payments Inc Class A (a)(b)	1,003	103,309
Toast Inc Class A (a)	2,345	114,530
Visa Inc Class A	16,611	5,738,602
Voya Financial Inc	1,149	80,430
WEX Inc (a)	293	49,716
		19,405,631
Insurance - 2.0%
AFLAC Inc	12,944	1,286,116
American Financial Group Inc/OH	1,408	175,859
Arthur J Gallagher & Co	4,834	1,388,567
Axis Capital Holdings Ltd	874	82,016
Brown & Brown Inc	8,727	797,386
Fidelity National Financial Inc/US	2,621	147,903
Loews Corp	12,094	1,094,991
Markel Group Inc (a)	202	405,675
Old Republic International Corp	4,383	158,533
Prudential Financial Inc	13,358	1,383,622
Reinsurance Group of America Inc	825	158,771
RLI Corp	873	57,608
Ryan Specialty Holdings Inc Class A	1,061	64,922
Unum Group	1,576	113,173
W R Berkley Corp	10,463	719,959
Willis Towers Watson PLC	2,718	858,372
		8,893,473
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp	12,492	117,799
Annaly Capital Management Inc	15,923	323,715
Rithm Capital Corp	14,652	176,264
Starwood Property Trust Inc	16,381	318,774
		936,552
TOTAL FINANCIALS		56,672,481

Health Care - 8.2%
Biotechnology - 1.4%
AbbVie Inc	17,583	3,323,539
Alnylam Pharmaceuticals Inc (a)	424	166,310
BioMarin Pharmaceutical Inc (a)	3,025	174,996
Cytokinetics Inc (a)	1,691	63,649
Exelixis Inc (a)	2,285	82,763
Gilead Sciences Inc	14,564	1,635,392
Halozyme Therapeutics Inc (a)	1,465	87,856
Ionis Pharmaceuticals Inc (a)	1,162	49,942
Natera Inc (a)	449	60,013
Neurocrine Biosciences Inc (a)	1,295	166,058
Roivant Sciences Ltd (a)	15,425	175,228
United Therapeutics Corp (a)	478	131,307
		6,117,053
Health Care Equipment & Supplies - 1.5%
DENTSPLY SIRONA Inc	2,325	33,270
GE HealthCare Technologies Inc	7,174	511,650
Globus Medical Inc Class A (a)	2,948	155,153
Hologic Inc (a)	9,122	609,532
Intuitive Surgical Inc (a)	4,295	2,066,282
Medtronic PLC	23,436	2,114,865
Penumbra Inc (a)	438	110,494
Teleflex Inc	1,046	124,997
Zimmer Biomet Holdings Inc	8,684	795,889
		6,522,132
Health Care Providers & Services - 1.5%
Chemed Corp	316	130,287
CVS Health Corp	13,572	842,821
Encompass Health Corp	1,417	156,026
Ensign Group Inc/The	796	119,400
HCA Healthcare Inc	3,653	1,293,125
Humana Inc	1,688	421,781
McKesson Corp	1,802	1,249,759
Tenet Healthcare Corp (a)	303	48,868
UnitedHealth Group Inc	8,632	2,154,202
		6,416,269
Health Care Technology - 0.1%
Veeva Systems Inc Class A (a)	1,040	295,568
Life Sciences Tools & Services - 0.8%
Avantor Inc (a)	4,054	54,486
Bio-Rad Laboratories Inc Class A (a)(b)	258	62,423
Bruker Corp	1,532	58,875
Danaher Corp	8,620	1,699,519
Illumina Inc (a)	1,115	114,522
IQVIA Holdings Inc (a)	4,626	859,788
Medpace Holdings Inc (a)	397	169,598
QIAGEN NV (b)	3,091	152,510
Waters Corp (a)	1,264	364,993
		3,536,714
Pharmaceuticals - 2.9%
Elanco Animal Health Inc (a)	5,867	80,261
Eli Lilly & Co	6,518	4,823,776
Jazz Pharmaceuticals PLC (a)	1,178	135,034
Johnson & Johnson	26,070	4,294,772
Merck & Co Inc	29,949	2,339,616
Royalty Pharma PLC Class A	5,098	187,606
Zoetis Inc Class A	6,836	996,620
		12,857,685
TOTAL HEALTH CARE		35,745,421

Industrials - 7.5%
Aerospace & Defense - 1.8%
ATI Inc (a)	1,287	99,022
Boeing Co (a)	7,251	1,608,562
BWX Technologies Inc	1,490	226,376
Curtiss-Wright Corp	972	476,494
GE Aerospace	10,979	2,976,187
HEICO Corp	1,292	422,226
Lockheed Martin Corp	4,030	1,696,549
Spirit AeroSystems Holdings Inc Class A (a)	2,033	80,100
StandardAero Inc	2,540	72,517
Woodward Inc	850	218,518
		7,876,551
Air Freight & Logistics - 0.3%
United Parcel Service Inc Class B	15,430	1,329,449
Building Products - 0.6%
Advanced Drainage Systems Inc	451	51,752
Allegion plc	4,242	703,833
Armstrong World Industries Inc	638	120,052
Carlisle Cos Inc	509	180,547
Fortune Brands Innovations Inc	2,409	131,387
Lennox International Inc	1,133	689,997
Masco Corp	8,958	610,309
Owens Corning	1,403	195,620
		2,683,497
Commercial Services & Supplies - 0.8%
Cintas Corp	7,473	1,663,117
Clean Harbors Inc (a)	730	172,141
Republic Services Inc	6,562	1,513,525
Tetra Tech Inc	2,916	107,134
		3,455,917
Construction & Engineering - 0.0%
AECOM	829	93,461
Comfort Systems USA Inc	129	90,726
EMCOR Group Inc	385	241,584
		425,771
Electrical Equipment - 0.4%
Acuity Inc	405	126,097
AMETEK Inc	6,154	1,137,567
nVent Electric PLC	2,276	178,484
Vertiv Holdings Co Class A	1,484	216,070
		1,658,218
Ground Transportation - 0.7%
JB Hunt Transport Services Inc	3,782	544,797
Knight-Swift Transportation Holdings Inc	3,823	162,478
Landstar System Inc	1,204	160,577
Ryder System Inc	579	102,894
Saia Inc (a)	324	97,926
Uber Technologies Inc (a)	20,240	1,776,060
XPO Inc (a)	508	61,107
		2,905,839
Industrial Conglomerates - 0.5%
Honeywell International Inc	9,772	2,172,804
Machinery - 1.5%
AGCO Corp	1,495	176,365
Allison Transmission Holdings Inc	549	49,448
Caterpillar Inc	6,389	2,798,511
CNH Industrial NV Class A	26,227	339,902
Crane Co	556	108,848
Donaldson Co Inc	814	58,584
Dover Corp	6,794	1,230,665
Flowserve Corp	1,357	76,046
Graco Inc (b)	3,377	283,600
IDEX Corp (b)	4,088	668,429
ITT Inc	997	169,450
Lincoln Electric Holdings Inc	598	145,613
Middleby Corp/The (a)	1,217	176,708
Oshkosh Corp	631	79,840
RBC Bearings Inc (a)	328	127,048
Timken Co/The	919	69,927
Toro Co/The	1,098	81,527
Watts Water Technologies Inc Class A (b)	444	116,470
		6,756,981
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	5,247	277,881
American Airlines Group Inc (a)(b)	27,445	315,343
		593,224
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp Class A	1,080	115,916
Broadridge Financial Solutions Inc	4,725	1,169,485
CACI International Inc (a)	417	192,058
ExlService Holdings Inc (a)	1,879	81,605
Genpact Ltd	1,915	84,356
KBR Inc	1,346	62,911
Parsons Corp (a)	885	65,667
Paylocity Holding Corp (a)	429	79,314
Robert Half Inc	2,136	78,840
Science Applications International Corp	1,061	118,280
SS&C Technologies Holdings Inc	3,030	259,004
TransUnion	1,556	148,116
		2,455,552
Trading Companies & Distributors - 0.2%
Air Lease Corp Class A	1,775	98,335
Ferguson Enterprises Inc	1,457	325,392
Watsco Inc	363	163,669
Wesco International Inc	481	99,548
		686,944
TOTAL INDUSTRIALS		33,000,747

Information Technology - 32.0%
Communications Equipment - 1.1%
Arista Networks Inc	11,995	1,478,024
Cisco Systems Inc	48,416	3,296,161
		4,774,185
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	18,828	2,005,370
Arrow Electronics Inc (a)	1,298	150,568
Coherent Corp (a)	909	97,808
Flex Ltd (a)	2,328	116,097
TD SYNNEX Corp	966	139,481
		2,509,324
IT Services - 0.7%
Amdocs Ltd	2,383	203,413
Cloudflare Inc Class A (a)	964	200,204
IBM Corporation	9,100	2,303,665
Okta Inc Class A (a)	894	87,433
Snowflake Inc (a)	874	195,339
Twilio Inc Class A (a)	355	45,795
		3,035,849
Semiconductors & Semiconductor Equipment - 12.7%
Advanced Micro Devices Inc (a)	14,892	2,625,609
Amkor Technology Inc	5,412	122,095
Broadcom Inc	36,742	10,791,125
Enphase Energy Inc (a)	1,922	62,196
Entegris Inc	3,735	293,048
GlobalFoundries Inc (a)	4,238	158,459
Intel Corp	42,066	832,907
Lam Research Corp	21,753	2,063,055
MACOM Technology Solutions Holdings Inc (a)	401	54,992
Marvell Technology Inc	2,289	183,967
Micron Technology Inc	10,609	1,157,866
MKS Inc	1,800	171,324
NVIDIA Corp	188,546	33,536,677
Onto Innovation Inc (a)	869	82,338
Qorvo Inc (a)	686	57,350
QUALCOMM Inc	12,346	1,811,899
Texas Instruments Inc	9,041	1,636,963
		55,641,870
Software - 11.4%
Adobe Inc (a)	4,570	1,634,643
AppLovin Corp Class A (a)	296	115,647
Atlassian Corp Class A (a)	523	100,301
Bentley Systems Inc Class B	985	57,110
Crowdstrike Holdings Inc Class A (a)	2,387	1,085,059
Docusign Inc (a)	1,246	94,247
Dropbox Inc Class A (a)	6,901	187,500
Dynatrace Inc (a)	1,404	73,864
Guidewire Software Inc (a)	696	157,449
HubSpot Inc (a)	324	168,367
Intuit Inc	2,791	2,191,298
Manhattan Associates Inc (a)	394	86,546
Microsoft Corp	58,772	31,354,863
Oracle Corp	13,707	3,478,425
Palantir Technologies Inc Class A (a)	17,152	2,716,019
Palo Alto Networks Inc (a)	6,912	1,199,923
Salesforce Inc	10,496	2,711,432
Servicenow Inc (a)	2,150	2,027,708
Zoom Communications Inc Class A (a)	2,121	157,060
Zscaler Inc (a)	771	220,167
		49,817,628
Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc	116,766	24,237,119
TOTAL INFORMATION TECHNOLOGY		140,015,975

Materials - 1.5%
Chemicals - 0.9%
Axalta Coating Systems Ltd (a)	5,255	148,822
Celanese Corp (b)	1,341	70,040
Dow Inc	19,279	449,008
Element Solutions Inc	2,844	67,118
Linde PLC	6,152	2,831,520
RPM International Inc	3,078	361,388
		3,927,896
Construction Materials - 0.1%
CRH PLC	4,241	404,804
Eagle Materials Inc	412	92,407
James Hardie Industries PLC ADR (a)	1,948	50,531
		547,742
Containers & Packaging - 0.2%
AptarGroup Inc	1,412	221,882
Crown Holdings Inc	2,687	266,980
Graphic Packaging Holding CO	4,457	99,659
Sealed Air Corp	1,084	31,728
Silgan Holdings Inc	1,281	59,605
Sonoco Products Co	1,458	65,712
		745,566
Metals & Mining - 0.3%
Alcoa Corp	1,933	57,931
Carpenter Technology Corp	338	84,294
Newmont Corp	15,715	975,902
Reliance Inc	716	207,733
Royal Gold Inc	823	124,619
		1,450,479
TOTAL MATERIALS		6,671,683

Real Estate - 1.8%
Diversified REITs - 0.1%
WP Carey Inc	4,766	305,787
Health Care REITs - 0.2%
Healthcare Realty Trust Inc	5,173	79,457
Healthpeak Properties Inc	31,400	531,916
Omega Healthcare Investors Inc	4,185	162,797
		774,170
Industrial REITs - 0.1%
Americold Realty Trust Inc	5,430	87,314
EastGroup Properties Inc	953	155,569
First Industrial Realty Trust Inc	1,775	86,478
Lineage Inc (b)	1,149	49,579
Rexford Industrial Realty Inc	2,046	74,740
STAG Industrial Inc Class A	2,321	79,680
		533,360
Office REITs - 0.0%
Kilroy Realty Corp	2,354	86,768
Vornado Realty Trust	1,995	76,648
		163,416
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (a)	469	126,798
Residential REITs - 0.3%
American Homes 4 Rent Class A	5,696	197,594
Equity LifeStyle Properties Inc	4,436	265,805
Mid-America Apartment Communities Inc	4,218	600,770
Sun Communities Inc	1,955	242,479
		1,306,648
Retail REITs - 0.3%
Agree Realty Corp (b)	3,562	255,395
Brixmor Property Group Inc	7,570	197,804
Federal Realty Investment Trust	4,869	448,727
Kite Realty Group Trust	2,825	62,094
NNN REIT Inc	4,096	169,001
		1,133,021
Specialized REITs - 0.8%
American Tower Corp	7,159	1,491,864
CubeSmart	3,549	138,092
Equinix Inc	1,782	1,399,173
Gaming and Leisure Properties Inc	8,349	380,547
Lamar Advertising Co Class A	1,611	196,945
		3,606,621
TOTAL REAL ESTATE		7,949,821

Utilities - 2.5%
Electric Utilities - 1.3%
Alliant Energy Corp	16,257	1,056,868
Constellation Energy Corp	2,782	967,691
NextEra Energy Inc	22,532	1,601,125
OGE Energy Corp	4,334	196,850
Pinnacle West Capital Corp	7,109	644,218
Xcel Energy Inc	14,710	1,080,302
		5,547,054
Gas Utilities - 0.0%
National Fuel Gas Co	1,060	91,997
Multi-Utilities - 1.2%
Ameren Corp	11,610	1,174,118
CMS Energy Corp	19,431	1,434,008
DTE Energy Co	9,604	1,329,290
NiSource Inc	29,335	1,245,271
		5,182,687
Water Utilities - 0.0%
Essential Utilities Inc	3,180	117,024
TOTAL UTILITIES		10,938,762

TOTAL UNITED STATES		407,531,373
TOTAL COMMON STOCKS (Cost $305,416,001)		410,889,827

Domestic Equity Funds - 4.3%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $17,957,388)	29,811	18,927,004

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	2,248,198	2,248,648
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	1,639,560	1,639,724
TOTAL MONEY MARKET FUNDS (Cost $3,888,372)			3,888,372

Purchased Options - 0.8%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	193	120,393,593	5,610	08/15/25	57,418
S&P 500 Index	Chicago Board Options Exchange	200	124,760,200	5,930	10/17/25	1,278,000
S&P 500 Index	Chicago Board Options Exchange	195	121,641,195	5,750	09/19/25	491,400
S&P 500 Index	Chicago Board Options Exchange	245	152,831,245	3,900	05/15/26	681,100
S&P 500 Index	Chicago Board Options Exchange	152	94,817,752	4,100	07/17/26	608,760
S&P 500 Index	Chicago Board Options Exchange	227	141,602,827	3,950	06/18/26	734,345

						3,851,023
TOTAL PURCHASED OPTIONS (Cost $7,943,884)						3,851,023

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $335,205,645)	437,556,226
NET OTHER ASSETS (LIABILITIES) - 0.2%	698,721
NET ASSETS - 100.0%	438,254,947

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,792,215	179,943,118	182,486,685	64,126	-	-	2,248,648	2,248,198	0.0%
Fidelity Securities Lending Cash Central Fund	313,325	9,678,572	8,352,173	1,232	-	-	1,639,724	1,639,560	0.0%
Total	5,105,540	189,621,690	190,838,858	65,358	-	-	3,888,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	40,244,774	40,244,774	-	-
Consumer Discretionary	42,720,605	42,720,605	-	-
Consumer Staples	22,396,899	22,396,899	-	-
Energy	11,962,957	11,962,957	-	-
Financials	57,272,759	57,272,759	-	-
Health Care	35,745,421	35,745,421	-	-
Industrials	33,138,562	33,138,562	-	-
Information Technology	141,708,886	141,708,886	-	-
Materials	6,810,381	6,810,381	-	-
Real Estate	7,949,821	7,949,821	-	-
Utilities	10,938,762	10,938,762	-	-

Domestic Equity Funds	18,927,004	18,927,004	-	-

Money Market Funds	3,888,372	3,888,372	-	-

Purchased Options	3,851,023	3,851,023	-	-
Total Investments in Securities:	437,556,226	437,556,226	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	3,851,023	0
Total Equity Risk	3,851,023	0
Total Value of Derivatives	3,851,023	0

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,585,973) - See accompanying schedule:
Unaffiliated issuers (cost $331,317,273)	$433,667,854
Fidelity Central Funds (cost $3,888,372)	3,888,372

Total Investment in Securities (cost $335,205,645)		$437,556,226
Receivable for fund shares sold		3,745,695
Dividends receivable		204,007
Distributions receivable from Fidelity Central Funds		15,855
Receivable from investment adviser for expense reductions		9,314
Total assets		441,531,097
Liabilities
Payable for investments purchased	$1,269,824
Payable for fund shares redeemed	170,581
Accrued management fee	191,418
Distribution and service plan fees payable	4,603
Collateral on securities loaned	1,639,724
Total liabilities		3,276,150
Net Assets		$438,254,947
Net Assets consist of:
Paid in capital		$347,476,520
Total accumulated earnings (loss)		90,778,427
Net Assets		$438,254,947

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($5,370,573 ÷ 381,074 shares)(a)		$14.09
Maximum offering price per share (100/94.25 of $14.09)		$14.95
Class M :
Net Asset Value and redemption price per share ($1,463,428 ÷ 103,922 shares)(a)		$14.08
Maximum offering price per share (100/96.50 of $14.08)		$14.59
Class C :
Net Asset Value and offering price per share ($3,731,082 ÷ 267,641 shares)(a)		$13.94
Fidelity Hedged Equity Fund :
Net Asset Value, offering price and redemption price per share ($258,484,521 ÷ 18,292,723 shares)		$14.13
Class I :
Net Asset Value, offering price and redemption price per share ($151,309,376 ÷ 10,739,301 shares)		$14.09
Class Z :
Net Asset Value, offering price and redemption price per share ($17,895,967 ÷ 1,268,400 shares)		$14.11
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$2,408,409
Income from Fidelity Central Funds (including $1,232 from security lending)		65,358
Total income		2,473,767
Expenses
Management fee	$1,012,350
Distribution and service plan fees	19,880
Independent trustees' fees and expenses	74,899
Interest	10,126
Total expenses before reductions	1,117,255
Expense reductions	(74,896)
Total expenses after reductions		1,042,359
Net Investment income (loss)		1,431,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,365,152)
Foreign currency transactions	(7)
Total net realized gain (loss)		(1,365,159)
Change in net unrealized appreciation (depreciation) on investment securities		26,676,767
Net gain (loss)		25,311,608
Net increase (decrease) in net assets resulting from operations		$26,743,016
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,431,408	$2,104,056
Net realized gain (loss)	(1,365,159)	(6,797,591)
Change in net unrealized appreciation (depreciation)	26,676,767	49,700,232
Net increase (decrease) in net assets resulting from operations	26,743,016	45,006,697
Distributions to shareholders	-	(2,098,818)

Share transactions - net increase (decrease)	67,164,384	77,453,591
Total increase (decrease) in net assets	93,907,400	120,361,470

Net Assets
Beginning of period	344,347,547	223,986,077
End of period	$438,254,947	$344,347,547

Financial Highlights
Fidelity Advisor® Hedged Equity Fund Class A

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.35	$11.24	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.07	.08	.04
Net realized and unrealized gain (loss)	.70	2.11	1.30	(.10)
Total from investment operations	.74	2.18	1.38	(.06)
Distributions from net investment income	-	(.07)	(.05)	(.03)
Total distributions	-	(.07)	(.05)	(.03)
Net asset value, end of period	$14.09	$13.35	$11.24	$9.91
Total Return D,E,F	5.54%	19.39%	13.95%	(.59)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.84% I	.84%	.89%	1.34% I
Expenses net of fee waivers, if any	.80 % I	.80%	.80%	.80% I
Expenses net of all reductions, if any	.80% I	.80%	.80%	.79% I
Net investment income (loss)	.53% I	.54%	.81%	.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,371	$2,393	$1,292	$1,317
Portfolio turnover rate J	124 % I	56%	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class M

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.35	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.04	.06	.03
Net realized and unrealized gain (loss)	.71	2.10	1.29	(.10)
Total from investment operations	.73	2.14	1.35	(.07)
Distributions from net investment income	-	(.02)	(.03)	(.02)
Total distributions	-	(.02)	(.03)	(.02)
Net asset value, end of period	$14.08	$13.35	$11.23	$9.91
Total Return D,E,F	5.47%	19.07%	13.64%	(.71)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.09% I	1.09%	1.14%	1.54% I
Expenses net of fee waivers, if any	1.05 % I	1.05%	1.05%	1.05% I
Expenses net of all reductions, if any	1.05% I	1.05%	1.05%	1.04% I
Net investment income (loss)	.28% I	.29%	.56%	.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,463	$834	$645	$509
Portfolio turnover rate J	124 % I	56%	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class C

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.25	$11.20	$9.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.03)	.01	.01
Net realized and unrealized gain (loss)	.70	2.10	1.29	(.11)
Total from investment operations	.69	2.07	1.30	(.10)
Distributions from net investment income	-	(.02)	-	- D
Total distributions	-	(.02)	-	- D
Net asset value, end of period	$13.94	$13.25	$11.20	$9.90
Total Return E,F,G	5.21%	18.50%	13.13%	(.97)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.59% J	1.59%	1.64%	2.04% J
Expenses net of fee waivers, if any	1.55 % J	1.55%	1.55%	1.55% J
Expenses net of all reductions, if any	1.55% J	1.54%	1.55%	1.54% J
Net investment income (loss)	(.22)% J	(.21)%	.06%	.15% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,731	$1,931	$678	$526
Portfolio turnover rate K	124 % J	56%	38%	21% L

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity® Hedged Equity Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.36	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.10	.11	.05
Net realized and unrealized gain (loss)	.72	2.11	1.30	(.10)
Total from investment operations	.77	2.21	1.41	(.05)
Distributions from net investment income	-	(.08)	(.09)	(.04)
Total distributions	-	(.08)	(.09)	(.04)
Net asset value, end of period	$14.13	$13.36	$11.23	$9.91
Total Return D,E	5.76%	19.69%	14.22%	(.54)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.59% H	.59%	.61%	1.12% H
Expenses net of fee waivers, if any	.55 % H	.55%	.55%	.55% H
Expenses net of all reductions, if any	.55% H	.55%	.55%	.54% H
Net investment income (loss)	.78% H	.79%	1.06%	1.15% H
Supplemental Data
Net assets, end of period (000 omitted)	$258,485	$211,131	$219,076	$46,678
Portfolio turnover rate I	124 % H	56%	38%	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class I

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.33	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.10	.11	.05
Net realized and unrealized gain (loss)	.71	2.12	1.30	(.10)
Total from investment operations	.76	2.22	1.41	(.05)
Distributions from net investment income	-	(.12)	(.09)	(.04)
Total distributions	-	(.12)	(.09)	(.04)
Net asset value, end of period	$14.09	$13.33	$11.23	$9.91
Total Return D,E	5.70%	19.77%	14.22%	(.54)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.59% H	.60%	.63%	1.04% H
Expenses net of fee waivers, if any	.55 % H	.55%	.55%	.55% H
Expenses net of all reductions, if any	.55% H	.54%	.55%	.55% H
Net investment income (loss)	.78% H	.79%	1.06%	1.15% H
Supplemental Data
Net assets, end of period (000 omitted)	$151,309	$69,997	$984	$497
Portfolio turnover rate I	124 % H	56%	38%	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class Z

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.34	$11.24	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.11	.12	.05
Net realized and unrealized gain (loss)	.72	2.11	1.29	(.10)
Total from investment operations	.77	2.22	1.41	(.05)
Distributions from net investment income	-	(.12)	(.08)	(.04)
Total distributions	-	(.12)	(.08)	(.04)
Net asset value, end of period	$14.11	$13.34	$11.24	$9.91
Total Return D,E	5.77%	19.79%	14.30%	(.54)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.56% H	.53%	.59%	1.01% H
Expenses net of fee waivers, if any	.51 % H	.50%	.50%	.50% H
Expenses net of all reductions, if any	.51% H	.50%	.50%	.50% H
Net investment income (loss)	.82% H	.84%	1.11%	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$17,896	$58,062	$1,311	$720
Portfolio turnover rate I	124 % H	56%	38%	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Hedged Equity Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Hedged Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$112,836,418
Gross unrealized depreciation	(16,258,087)
Net unrealized appreciation (depreciation)	$96,578,331
Tax cost	$340,977,895

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,498,670)
Long-term	(7,696,500)
Total capital loss carryforward	$(11,195,170)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Hedged Equity Fund	Purchased Options	669,523,236

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Hedged Equity Fund	344,634,887	222,713,292
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.55%
Class M	.55%
Class C	.55%
Fidelity Hedged Equity Fund	.55%
Class I	.55%
Class Z	.50%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	4,477	1,058
Class M	.25%	.25%	2,654	1,650
Class C	.75%	.25%	12,749	10,395
			19,880	13,103

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	10,084
Class M	496
10,580

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Hedged Equity Fund	1,191

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Hedged Equity Fund	Borrower	17,025,500	4.56%	4,315

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Hedged Equity Fund	152,076	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Hedged Equity Fund	111	-	-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Hedged Equity Fund	43,310,000	4.83%	5,811

10. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.80%	701
Class M	1.05%	208
Class C	1.55%	488
Fidelity Hedged Equity Fund	.55%	46,834
Class I	.55%	20,204
Class Z	.50%	5,413
		73,848
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,048.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Hedged Equity Fund
Distributions to shareholders
Class A	$ -	$10,574
Class M	-	1,288
Class C	-	2,676
Fidelity Hedged Equity Fund	-	1,503,041
Class I	-	87,037
Class Z	-	494,202
Total	$-	$2,098,818
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2025	Year ended January 31, 2025	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Hedged Equity Fund
Class A
Shares sold	235,916	92,260	$3,127,672	$1,183,010
Reinvestment of distributions	-	796	-	10,574
Shares redeemed	(34,175)	(28,729)	(466,537)	(347,342)
Net increase (decrease)	201,741	64,327	$2,661,135	$846,242
Class M
Shares sold	42,307	5,145	$558,561	$66,329
Reinvestment of distributions	-	97	-	1,288
Shares redeemed	(841)	(206)	(10,192)	(2,701)
Net increase (decrease)	41,466	5,036	$548,369	$64,916
Class C
Shares sold	134,962	90,564	$1,778,222	$1,161,130
Reinvestment of distributions	-	203	-	2,676
Shares redeemed	(13,036)	(5,608)	(165,534)	(72,315)
Net increase (decrease)	121,926	85,159	$1,612,688	$1,091,491
Fidelity Hedged Equity Fund
Shares sold	6,631,217	2,636,035	$83,210,795	$33,147,611
Reinvestment of distributions	-	109,935	-	1,455,813
Shares redeemed	(4,136,952)	(6,448,266)	(54,943,909)	(82,438,467)
Net increase (decrease)	2,494,265	(3,702,296)	$28,266,886	$(47,835,043)
Class I
Shares sold	12,267,971	5,333,559	$158,789,949	$70,665,074
Reinvestment of distributions	-	6,561	-	86,998
Shares redeemed	(6,780,192)	(176,214)	(85,691,568)	(2,293,762)
Net increase (decrease)	5,487,779	5,163,906	$73,098,381	$68,458,310
Class Z
Shares sold	904,485	6,067,949	$11,896,219	$79,008,322
Reinvestment of distributions	-	30,933	-	410,740
Shares redeemed	(3,988,602)	(1,862,935)	(50,919,294)	(24,591,387)
Net increase (decrease)	(3,084,117)	4,235,947	$(39,023,075)	$54,827,675
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Fidelity Hedged Equity Fund	12%	21%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Hedged Equity Fund	46%
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905821.102
FHE-SANN-0925
Fidelity® SAI Convertible Arbitrage Fund

Semi-Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Convertible Arbitrage Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 17.7%
	Shares	Value ($)
UNITED STATES - 17.7%
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp	6,000	5,637,840
Financials - 0.9%
Capital Markets - 0.9%
Morgan Stanley	41,700	5,940,582
Health Care - 1.0%
Biotechnology - 1.0%
AbbVie Inc	32,000	6,048,640
Information Technology - 14.9%
Semiconductors & Semiconductor Equipment - 8.1%
Broadcom Inc	75,000	22,027,500
NVIDIA Corp	160,000	28,459,200
		50,486,700
Software - 4.1%
Intuit Inc	7,700	6,045,501
Microsoft Corp	24,000	12,804,000
Oracle Corp	25,900	6,572,643
		25,422,144
Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc	84,000	17,435,880
TOTAL INFORMATION TECHNOLOGY		93,344,724

TOTAL UNITED STATES		110,971,786
TOTAL COMMON STOCKS (Cost $91,712,938)		110,971,786

Convertible Corporate Bonds - 35.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 35.1%
Communication Services - 1.2%
Interactive Media & Services - 0.9%
fuboTV Inc 3.25% 2/15/2026	5,670,000	5,565,105
Media - 0.3%
Cable One Inc 0% 3/15/2026 (b)	2,000,000	1,909,000
TOTAL COMMUNICATION SERVICES		7,474,105

Consumer Discretionary - 9.1%
Hotels, Restaurants & Leisure - 8.3%
Airbnb Inc 0% 3/15/2026 (b)	14,000,000	13,538,000
Cheesecake Factory Inc/The 2% 3/15/2030 (c)	9,861,000	10,858,376
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (c)	10,000,000	10,788,727
Expedia Group Inc 0% 2/15/2026 (b)	7,500,000	7,399,332
Marriott Vacations Worldwide Corp 0% 1/15/2026 (b)	10,000,000	9,688,000
		52,272,435
Leisure Products - 0.8%
Peloton Interactive Inc 0% 2/15/2026 (d)	5,000,000	4,818,987
TOTAL CONSUMER DISCRETIONARY		57,091,422

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Northern Oil & Gas Inc 3.625% 4/15/2029 (c)	2,500,000	2,591,250
Financials - 0.1%
Capital Markets - 0.1%
Galaxy Digital Holdings LP 3% 12/15/2026 (c)	500,000	593,444
Health Care - 3.7%
Health Care Equipment & Supplies - 2.1%
Enovis Corp 3.875% 10/15/2028	2,000,000	1,902,000
Lantheus Holdings Inc 2.625% 12/15/2027	9,500,000	11,179,709
		13,081,709
Pharmaceuticals - 1.6%
Pacira BioSciences Inc 0.75% 8/1/2025	10,000,000	9,949,999
TOTAL HEALTH CARE		23,031,708

Industrials - 7.6%
Aerospace & Defense - 0.8%
Axon Enterprise Inc 0.5% 12/15/2027	1,500,000	4,955,419
Commercial Services & Supplies - 0.5%
Tetra Tech Inc 2.25% 8/15/2028	3,000,000	3,407,700
Construction & Engineering - 4.0%
Granite Construction Inc 3.25% 6/15/2030	6,000,000	8,235,000
Granite Construction Inc 3.75% 5/15/2028	8,000,000	16,772,000
		25,007,000
Electrical Equipment - 1.0%
Eos Energy Enterprises Inc 6.75% 6/15/2030 (c)	5,150,000	6,579,125
Professional Services - 1.3%
Fiverr International Ltd 0% 11/1/2025 (b)	8,000,000	7,864,000
TOTAL INDUSTRIALS		47,813,244

Information Technology - 10.6%
Electronic Equipment, Instruments & Components - 0.7%
Advanced Energy Industries Inc 2.5% 9/15/2028	3,500,000	4,295,276
IT Services - 1.4%
Okta Inc 0.125% 9/1/2025	2,940,000	2,925,300
Snowflake Inc 0% 10/1/2027 (c)(d)	3,820,000	5,787,300
		8,712,600
Semiconductors & Semiconductor Equipment - 3.2%
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	12,100,000	20,194,900
Software - 5.3%
BlackLine Inc 1% 6/1/2029	5,000,000	5,172,500
Box Inc 1.5% 9/15/2029 (c)	3,000,000	3,001,500
Core Scientific Inc 3% 9/1/2029 (c)	6,880,000	10,030,340
RingCentral Inc 0% 3/15/2026 (d)	3,000,000	2,887,500
Uber Technologies Inc 0% 5/15/2028 (b)(c)	6,500,000	7,230,778
Unity Software Inc 0% 11/15/2026 (b)	5,172,000	4,835,820
		33,158,438
TOTAL INFORMATION TECHNOLOGY		66,361,214

Utilities - 2.4%
Electric Utilities - 0.7%
Southern Co/The 3.25% 6/15/2028 (c)	4,950,000	4,992,075
Independent Power and Renewable Electricity Producers - 1.7%
XPLR Infrastructure LP 0% 11/15/2025 (c)(d)	2,000,000	1,957,600
XPLR Infrastructure LP 2.5% 6/15/2026 (c)	8,750,000	8,389,500
		10,347,100
TOTAL UTILITIES		15,339,175

TOTAL UNITED STATES		220,295,562
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $204,648,555)		220,295,562

Domestic Equity Funds - 3.8%
	Shares	Value ($)
Financial Select Sector SPDR ETF	208,300	10,908,671
iShares Core S&P 500 ETF	20,700	13,142,430
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,767,856)		24,051,101

Fixed-Income Funds - 1.9%
	Shares	Value ($)
Vanguard Total Bond Market ETF (Cost $11,785,600)	160,000	11,712,000

U.S. Treasury Obligations - 40.5%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/9/2025 (f)	4.30	85,000,000	84,307,177
US Treasury Bills 0% 11/4/2025 (f)	4.29	85,000,000	84,053,683
US Treasury Bills 0% 8/14/2025 (f)(g)	4.32	85,000,000	84,868,589
TOTAL U.S. TREASURY OBLIGATIONS (Cost $253,227,809)			253,229,449

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $10,020,745)	4.33	10,018,741	10,020,745

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $593,163,503)	630,280,643
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(3,475,946)
NET ASSETS - 100.0%	626,804,697

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	287	Sep 2025	59,413,484	24,170	24,170
CBOT 5 Year US Treasury Note Contracts (United States)	291	Sep 2025	31,484,836	(216,476)	(216,476)

TOTAL FUTURES CONTRACTS					(192,306)
The notional amount of futures sold as a percentage of Net Assets is 14.5%

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short equity positions and fixed income positions and pays or receives the U.S. SOFR Index of 4.36% plus or minus a specified spread ranging from (4)% to 0.55% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	Bank of Montreal	Sep 2025	1,194,069,661	(1,247,505)	(760,631)	(2,008,136)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Convertible Corporate Bonds
UNITED STATES -(480.4)%
Communication Services - 179.0%
Entertainment - 184.2%
Spotify USA Inc 0% 3/15/2026				225,000	28,428,750	(3,249,225)
IMAX Corp 0.5% 4/1/2026				45,000	4,799,769	(251,159)
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027				161,500	20,960,681	(261,509)
Live Nation Entertainment Inc 3.125% 1/15/2029				50,000	7,518,444	63,510
Liberty Media Corp 2.375% 9/30/2053 (1)				125,000	18,850,564	(2,005)
					80,558,208	(3,700,388)
Media - (0.5)%
Cable One Inc 0% 3/15/2026				30,000	2,863,500	10,890
Interactive Media & Services - (4.7)%
Snap Inc 0.5% 5/1/2030				100,000	8,767,500	93,583
TOTAL COMMUNICATION SERVICES					92,189,208	(3,595,915)
Utilities - (25.8)%
Multi-Utilities - (20.8)%
WEC Energy Group Inc 4.375% 6/1/2029				125,000	14,926,938	418,204
Electric Utilities - (5.0)%
Southern Co/The 3.875% 12/15/2025				45,000	5,114,031	100,751
TOTAL UTILITIES					20,040,969	518,955
Health Care - 6.9%
Biotechnology - 26.1%
Halozyme Therapeutics Inc 1% 8/15/2028				60,000	7,419,918	226,442
Mirum Pharmaceuticals Inc 4% 5/1/2029				20,000	3,607,000	(48,447)
Exact Sciences Corp 2% 3/1/2030 (1)				135,000	13,079,250	(703,710)
					24,106,168	(525,715)
Health Care Equipment & Supplies - 1.5%
Dexcom Inc 0.25% 11/15/2025				75,000	7,391,348	20,675
Haemonetics Corp 2.5% 6/1/2029				120,000	11,996,000	(49,540)
					19,387,348	(28,865)
Life Sciences Tools & Services - 0.1%
Mesa Laboratories Inc 1.375% 8/15/2025				10,000	998,740	(2,637)
Health Care Providers & Services - (42.3)%
Hims & Hers Health Inc 0% 5/15/2030 (1)				50,000	6,175,000	850,150
Pharmaceuticals - 21.5%
BofA Finance LLC 0.6% 5/25/2027				235,000	22,820,850	(438,510)
Jazz Investments I Ltd 2% 6/15/2026				17,500	1,796,472	6,148
					24,617,322	(432,362)
TOTAL HEALTH CARE					75,284,578	(139,429)
Energy - (10.2)%
Oil, Gas & Consumable Fuels - (10.2)%
Centrus Energy Corp 2.25% 11/1/2030 (1)				32,500	7,784,156	145,202
Green Plains Inc 2.25% 3/15/2027				50,000	4,344,869	(55,344)
Peabody Energy Corp 3.25% 3/1/2028				25,000	2,853,354	115,960
					14,982,379	205,818
TOTAL ENERGY					14,982,379	205,818
Consumer Staples - (28.4)%
Consumer Staples Distribution & Retail - (35.5)%
Chefs' Warehouse Inc/The 2.375% 12/15/2028				110,000	17,974,382	712,200
Food Products - 7.1%
Freshpet Inc 3% 4/1/2028				140,000	17,591,000	(143,220)
TOTAL CONSUMER STAPLES					35,565,382	568,980
Real Estate - (8.9)%
Health Care REITs - (8.9)%
Ventas Realty LP 3.75% 6/1/2026				65,000	8,124,025	178,930
TOTAL REAL ESTATE					8,124,025	178,930
Materials - (73.8)%
Metals & Mining - (73.8)%
Century Aluminum Co 2.75% 5/1/2028				37,500	4,961,911	208,639
MP Materials Corp 3% 3/1/2030 (1)				81,000	23,830,200	1,272,244
					28,792,111	1,480,883
TOTAL MATERIALS					28,792,111	1,480,883
Financials - 13.5%
Capital Markets - 13.5%
Coinbase Global Inc 0.25% 4/1/2030				100,000	13,778,718	(271,274)
TOTAL FINANCIALS					13,778,718	(271,274)
Industrials - (116.5)%
Electrical Equipment - (117.1)%
Bloom Energy Corp 3% 6/1/2028				42,500	8,946,250	2,351,398
Commercial Services & Supplies - 0.7%
Tetra Tech Inc 2.25% 8/15/2028				78,000	8,940,945	(14,840)
Construction & Engineering - (47.1)%
Fluor Corp 1.125% 8/15/2029				140,000	19,728,625	946,756
Ground Transportation - 47.0%
Lyft Inc 0.625% 3/1/2029				200,000	20,472,083	(199,554)
Uber Technologies Inc 0.875% 12/1/2028				150,000	20,489,375	(745,581)
					40,961,458	(945,135)
TOTAL INDUSTRIALS					78,577,278	2,338,179
Consumer Discretionary - (63.5)%
Hotels, Restaurants & Leisure - (40.8)%
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (1)				105,000	11,352,663	(283,796)
Airbnb Inc 0% 3/15/2026				75,000	7,252,500	75
Marriott Vacations Worldwide Corp 3.25% 12/15/2027				125,000	11,820,660	(29,073)
Carnival Corp 5.75% 12/1/2027				157,500	36,517,687	834,527
DoorDash Inc 0% 5/15/2030 (1)				100,000	10,855,000	258,600
DraftKings Holdings Inc 0% 3/15/2028				182,500	16,545,077	35,944
					94,343,587	816,277
Specialty Retail - (30.3)%
Burlington Stores Inc 1.25% 12/15/2027				95,000	13,638,174	607,818
Broadline Retail - (1.9)%
Etsy Inc 0.125% 9/1/2027				55,000	4,955,615	37,411
Automobiles - 9.5%
Ford Motor Co 0% 3/15/2026				200,000	19,880,000	(190,555)
TOTAL CONSUMER DISCRETIONARY					132,817,376	1,270,951
Information Technology - (352.7)%
Semiconductors & Semiconductor Equipment - 36.7%
Microchip Technology Inc 0.75% 6/1/2030				90,000	8,831,734	(146,357)
ON Semiconductor Corp 0% 5/1/2027				95,000	11,658,022	(358,433)
Veeco Instruments Inc 2.875% 6/1/2029				10,830	1,165,624	(3,110)
Penguin Solutions Inc 2% 8/15/2030 (1)				82,500	9,126,086	(228,993)
					30,781,466	(736,893)
Electronic Equipment, Instruments & Components - 19.5%
Itron Inc 1.375% 7/15/2030				60,000	6,893,742	(391,145)
Software - 14.7%
Progress Software Corp 1% 4/15/2026				55,000	5,598,694	(26,858)
Vertex Inc 0.75% 5/1/2029				47,200	5,428,000	(210,005)
Box Inc 1.5% 9/15/2029 (1)				95,000	9,558,583	(58,897)
					20,585,277	(295,760)
Communications Equipment - (77.5)%
Lumentum Holdings Inc 1.5% 12/15/2029				105,000	18,027,625	1,557,098
Technology Hardware, Storage & Peripherals - (306.5)%
Seagate HDD Cayman 3.5% 6/1/2028				200,000	39,061,667	1,605,367
Western Digital Corp 3% 11/15/2028				190,000	40,837,333	4,549,830
					79,899,000	6,155,197
IT Services - (39.6)%
Okta Inc 0.375% 6/15/2026				27,000	2,591,673	4,390
Akamai Technologies Inc 1.125% 2/15/2029				200,000	18,844,594	(51,181)
Akamai Technologies Inc 0.375% 9/1/2027				100,000	9,586,013	(55,450)
Snowflake Inc 0% 10/1/2027 (1)				161,800	24,512,700	897,990
					55,534,980	795,749
TOTAL INFORMATION TECHNOLOGY					211,722,090	7,084,246
TOTAL UNITED STATES					711,874,114	9,640,324
INDIA -0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd 0% 2/15/2028				20,000	4,867,000	820
TOTAL CONSUMER DISCRETIONARY					4,867,000	820
TOTAL INDIA					4,867,000	820
DENMARK -3.0%
Health Care - 3.0%
Biotechnology - 3.0%
Ascendis Pharma A/S 2.25% 4/1/2028				75,000	9,487,500	(59,869)
TOTAL HEALTH CARE					9,487,500	(59,869)
TOTAL DENMARK					9,487,500	(59,869)
TOTAL CONVERTIBLE CORPORATE BONDS					726,228,614	9,581,275
TOTAL LONG					726,228,614	9,581,275

SHORT
Common Stocks
UNITED STATES -539.3%
Communication Services - (159.3)%
Entertainment - (158.7)%
IMAX Corp (2)				(67,000)	(1,727,930)	139,360
Live Nation Entertainment Inc (2)				(140,800)	(20,796,160)	(229,504)
Spotify Technology SA (2)				(38,200)	(23,933,828)	3,205,744
Liberty Media Corp-Liberty Formula One Class C (2)				(132,559)	(13,302,296)	72,907
					(59,760,214)	3,188,507
Interactive Media & Services - (0.6)%
Snap Inc Class A (2)				(224,900)	(2,120,807)	11,245
TOTAL COMMUNICATION SERVICES					(61,881,021)	3,199,752
Utilities - 23.6%
Multi-Utilities - 18.8%
WEC Energy Group Inc				(88,000)	(9,599,040)	(377,520)
Electric Utilities - 4.8%
Southern Co/The				(47,800)	(4,516,144)	(96,078)
TOTAL UTILITIES					(14,115,184)	(473,598)
Health Care - 8.2%
Health Care Equipment & Supplies - (1.5)%
Haemonetics Corp (2)				(50,400)	(3,731,616)	29,232
Biotechnology - (21.6)%
Mirum Pharmaceuticals Inc (2)				(56,800)	(2,935,424)	17,040
Exact Sciences Corp (2)				(107,000)	(5,023,650)	646,280
Halozyme Therapeutics Inc (2)				(68,000)	(4,077,960)	(229,160)
					(12,037,034)	434,160
Health Care Providers & Services - 42.0%
Hims & Hers Health Inc Class A (2)				(54,500)	(3,606,810)	(843,159)
Pharmaceuticals - (10.7)%
Merck & Co Inc				(65,000)	(5,077,800)	221,000
Jazz Pharmaceuticals PLC (2)				(3,000)	(343,890)	(6,990)
					(5,421,690)	214,010
TOTAL HEALTH CARE					(24,797,150)	(165,757)
Energy - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Peabody Energy Corp				(75,000)	(1,211,250)	(95,250)
Green Plains Inc (2)				(55,000)	(454,850)	(20,900)
Centrus Energy Corp Class A (2)				(30,400)	(6,548,160)	(4,256)
					(8,214,260)	(120,406)
TOTAL ENERGY					(8,214,260)	(120,406)
Consumer Staples - 42.7%
Consumer Staples Distribution & Retail - 45.4%
Chefs' Warehouse Inc/The (2)				(202,400)	(13,876,544)	(910,800)
Food Products - (2.7)%
Freshpet Inc (2)				(136,600)	(9,332,512)	53,274
TOTAL CONSUMER STAPLES					(23,209,056)	(857,526)
Real Estate - 9.9%
Health Care REITs - 9.9%
Ventas Inc				(99,900)	(6,711,282)	(198,801)
TOTAL REAL ESTATE					(6,711,282)	(198,801)
Materials - 62.2%
Metals & Mining - 62.2%
MP Materials Corp (2)				(346,800)	(21,328,200)	(1,097,700)
Century Aluminum Co (2)				(130,000)	(2,753,400)	(150,800)
					(24,081,600)	(1,248,500)
TOTAL MATERIALS					(24,081,600)	(1,248,500)
Financials - (12.1)%
Capital Markets - (12.1)%
Coinbase Global Inc Class A (2)				(23,700)	(8,952,912)	243,162
TOTAL FINANCIALS					(8,952,912)	243,162
Industrials - 139.1%
Electrical Equipment - 133.0%
Eos Energy Enterprises Inc (2)				(808,000)	(4,605,600)	(428,240)
Bloom Energy Corp Class A (2)				(209,700)	(7,840,683)	(2,242,589)
					(12,446,283)	(2,670,829)
Commercial Services & Supplies - 0.7%
Tetra Tech Inc				(181,000)	(6,649,940)	(14,480)
Construction & Engineering - 45.1%
Fluor Corp (2)				(237,200)	(13,465,844)	(906,104)
Ground Transportation - (39.7)%
Lyft Inc Class A (2)				(582,700)	(8,192,762)	114,638
Uber Technologies Inc (2)				(152,900)	(13,416,975)	681,934
					(21,609,737)	796,572
TOTAL INDUSTRIALS					(54,171,804)	(2,794,841)
Consumer Discretionary - 50.3%
Hotels, Restaurants & Leisure - 18.3%
Cheesecake Factory Inc/The				(32,000)	(2,045,120)	86,720
Cracker Barrel Old Country Store Inc				(220,000)	(13,640,000)	579,864
Marriott Vacations Worldwide Corp				(8,000)	(595,760)	47,440
Carnival Corp (2)				(1,120,000)	(33,342,400)	(709,611)
DoorDash Inc Class A (2)				(21,500)	(5,380,375)	(289,820)
DraftKings Inc Class A (2)				(67,300)	(3,031,192)	(83,452)
					(58,034,847)	(368,859)
Broadline Retail - 0.4%
Etsy Inc (2)				(3,000)	(174,810)	(7,740)
Specialty Retail - 38.8%
Burlington Stores Inc (2)				(37,000)	(10,099,520)	(779,220)
Automobiles - (7.2)%
Ford Motor Co				(432,900)	(4,792,203)	144,883
TOTAL CONSUMER DISCRETIONARY					(73,101,380)	(1,010,936)
Information Technology - 368.8%
Semiconductors & Semiconductor Equipment - (31.5)%
Microchip Technology Inc				(22,000)	(1,486,980)	96,800
ON Semiconductor Corp (2)				(95,000)	(5,354,200)	244,150
Veeco Instruments Inc (2)				(26,700)	(554,826)	(801)
Penguin Solutions Inc (2)				(212,100)	(4,999,197)	269,367
MACOM Technology Solutions Holdings Inc (2)				(132,000)	(18,102,480)	21,120
					(30,497,683)	630,636
Electronic Equipment, Instruments & Components - (17.7)%
Itron Inc (2)				(32,000)	(3,985,280)	354,880
Software - (10.3)%
Progress Software Corp				(60,000)	(2,884,800)	(25,200)
Vertex Inc Class A (2)				(101,000)	(3,350,170)	178,770
Box Inc Class A (2)				(124,600)	(3,999,660)	53,578
					(10,234,630)	207,148
Communications Equipment - 68.6%
Lumentum Holdings Inc (2)				(115,300)	(12,692,224)	(1,376,682)
Technology Hardware, Storage & Peripherals - 305.5%
Western Digital Corp				(485,500)	(38,203,995)	(4,488,667)
Seagate Technology Holdings PLC				(206,800)	(32,469,668)	(1,646,128)
					(70,673,663)	(6,134,795)
IT Services - 54.2%
Okta Inc Class A (2)				(3,000)	(293,400)	(20,100)
Snowflake Inc (2)				(104,300)	(23,311,050)	(1,117,053)
Akamai Technologies Inc (2)				(96,800)	(7,386,808)	47,432
					(30,991,258)	(1,089,721)
TOTAL INFORMATION TECHNOLOGY					(159,074,738)	(7,408,534)
TOTAL UNITED STATES					(458,310,387)	(10,835,985)
INDIA -1.4%
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 1.4%
MakeMyTrip Ltd (2)				(49,000)	(4,585,910)	(28,420)
TOTAL CONSUMER DISCRETIONARY					(4,585,910)	(28,420)
TOTAL INDIA					(4,585,910)	(28,420)
DENMARK -(1.8)%
Health Care - (1.8)%
Biotechnology - (1.8)%
Ascendis Pharma A/S ADR (2)				(28,500)	(4,944,750)	35,625
TOTAL HEALTH CARE					(4,944,750)	35,625
TOTAL DENMARK					(4,944,750)	35,625
TOTAL COMMON STOCKS					(467,841,047)	(10,828,780)
TOTAL SHORT					(467,841,047)	(10,828,780)

TOTAL SWAP COMPONENTS					258,387,567	(1,247,505)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short equity positions and fixed income positions and pays or receives the U.S. SOFR Index of 4.33% plus or minus a specified spread ranging from (2)% to 0.75% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	BNP Paribas SA	Oct 2025	744,104,664	(4,233,785)	245,007	(3,988,778)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Convertible Corporate Bonds
UNITED STATES -(45.9)%
Communication Services - 2.0%
Entertainment - 1.7%
Sphere Entertainment Co 3.5% 12/1/2028				6,000,000	8,600,000	(68,781)
Interactive Media & Services - 0.3%
Ziff Davis Inc 1.75% 11/1/2026				5,000,000	4,778,125	(12,356)
TOTAL COMMUNICATION SERVICES					13,378,125	(81,137)
Utilities - 7.6%
Electric Utilities - 7.6%
NextEra Energy Capital Holdings Inc 3% 3/1/2027				7,500,000	8,647,500	(304,674)
TOTAL UTILITIES					8,647,500	(304,674)
Health Care - 4.8%
Health Care Equipment & Supplies - 20.4%
Merit Medical Systems Inc 3% 2/1/2029 (1)				10,960,000	12,894,440	(984,122)
TransMedics Group Inc 1.5% 6/1/2028				7,500,000	11,118,750	172,309
					24,013,190	(811,813)
Biotechnology - (17.3)%
Mirum Pharmaceuticals Inc 4% 5/1/2029				4,800,000	8,656,800	(116,292)
Alnylam Pharmaceuticals Inc 1% 9/15/2027				4,000,000	5,896,311	806,588
					14,553,111	690,296
Life Sciences Tools & Services - 2.0%
Repligen Corp 1% 12/15/2028				11,500,000	11,158,194	(79,978)
Pharmaceuticals - (0.3)%
Jazz Investments I Ltd 2% 6/15/2026				3,500,000	3,592,944	12,311
TOTAL HEALTH CARE					53,317,439	(189,184)
Consumer Staples - 7.6%
Personal Care Products - 6.1%
Oddity Finance LLC 0% 6/15/2030 (1)				17,250,000	18,166,406	(243,468)
Food Products - 1.5%
Freshpet Inc 3% 4/1/2028				6,000,000	7,539,000	(61,405)
TOTAL CONSUMER STAPLES					25,705,406	(304,873)
Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
World Kinect Corp 3.25% 7/1/2028				5,000,000	5,657,542	(208,053)
TOTAL ENERGY					5,657,542	(208,053)
Financials - (9.6)%
Capital Markets - (9.6)%
Galaxy Digital Holdings LP 2.5% 12/1/2029 (1)				8,750,000	12,608,304	107,921
Galaxy Digital Holdings LP 3% 12/15/2026 (1)				2,500,000	2,976,801	276,828
					15,585,105	384,749
TOTAL FINANCIALS					15,585,105	384,749
Industrials - (38.3)%
Aerospace & Defense - (8.9)%
Axon Enterprise Inc 0.5% 12/15/2027				9,500,000	31,390,392	355,041
Electrical Equipment - (41.6)%
Bloom Energy Corp 3% 6/1/2028				3,000,000	6,315,000	1,659,799
Ground Transportation - 3.1%
Uber Technologies Inc 0.875% 12/1/2028				2,500,000	3,414,896	(124,262)
Construction & Engineering - (1.8)%
Granite Construction Inc 3.25% 6/15/2030				4,500,000	6,194,938	70,704
Machinery - 10.9%
Greenbrier Cos Inc/The 2.875% 4/15/2028				8,250,000	8,843,714	(436,471)
TOTAL INDUSTRIALS					56,158,940	1,524,811
Consumer Discretionary - 18.9%
Hotels, Restaurants & Leisure - (0.4)%
Expedia Group Inc 0% 2/15/2026				2,500,000	2,466,444	14,369
Specialty Retail - (1.4)%
Guess? Inc 3.75% 4/15/2028				10,000,000	9,705,417	54,370
Diversified Consumer Services - 21.0%
Stride Inc 1.125% 9/1/2027				8,500,000	21,124,094	(838,755)
Automobiles - (0.3)%
Rivian Automotive Inc 3.625% 10/15/2030				7,750,000	6,774,845	12,021
TOTAL CONSUMER DISCRETIONARY					40,070,800	(757,995)
Information Technology - (44.1)%
Electronic Equipment, Instruments & Components - (2.6)%
Advanced Energy Industries Inc 2.5% 9/15/2028				7,000,000	8,656,663	(57,819)
OSI Systems Inc 2.25% 8/1/2029 (1)				6,800,000	9,071,445	259,698
Vishay Intertechnology Inc 2.25% 9/15/2030				10,000,000	9,180,000	(98,096)
					26,908,108	103,783
Software - (32.9)%
InterDigital Inc 3.5% 6/1/2027				2,000,000	6,727,667	838,143
Nutanix Inc 0.25% 10/1/2027				13,250,000	18,435,167	164,528
Box Inc 1.5% 9/15/2029 (1)				4,500,000	4,527,750	(8,049)
BlackLine Inc 1% 6/1/2029				3,750,000	3,885,625	(38,614)
Core Scientific Inc 3% 9/1/2029 (1)				5,070,000	7,454,919	(116,413)
Tyler Technologies Inc 0.25% 3/15/2026				11,617,000	14,050,116	511,866
Workiva Inc 1.125% 8/15/2026				1,000,000	1,046,688	(36,327)
					56,127,932	1,315,134
Technology Hardware, Storage & Peripherals - (10.0)%
Xerox Holdings Corp 3.75% 3/15/2030				6,000,000	2,959,000	(537,719)
Western Digital Corp 3% 11/15/2028				3,500,000	7,522,667	937,167
					10,481,667	399,448
IT Services - 1.4%
Akamai Technologies Inc 0.375% 9/1/2027				10,000,000	9,586,013	(55,414)
TOTAL INFORMATION TECHNOLOGY					103,103,720	1,762,951
TOTAL UNITED STATES					321,624,577	1,826,595
ISRAEL -0.1%
Information Technology - 0.1%
Software - 0.1%
Nice Ltd 0% 9/15/2025				4,000,000	3,960,000	(3,917)
TOTAL INFORMATION TECHNOLOGY					3,960,000	(3,917)
TOTAL ISRAEL					3,960,000	(3,917)
INDIA -1.5%
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 1.5%
MakeMyTrip Ltd 0% 7/1/2030 (1)				10,500,000	10,793,381	(60,612)
TOTAL CONSUMER DISCRETIONARY					10,793,381	(60,612)
TOTAL INDIA					10,793,381	(60,612)
TOTAL CONVERTIBLE CORPORATE BONDS					336,377,958	1,762,066
TOTAL LONG					336,377,958	1,762,066

SHORT
Domestic Equity Funds
iShares Core S&P 500 ETF				(20,700)	(13,142,430)	(205,137)
Financial Select Sector SPDR ETF				(208,300)	(10,908,671)	(149,976)
TOTAL DOMESTIC EQUITY FUNDS					(24,051,101)	(355,113)
Fixed-Income Funds
Vanguard Total Bond Market ETF				(160,000)	(11,712,000)	(100,800)
Common Stocks
UNITED STATES -144.9%
Communication Services - 0.8%
Entertainment - 0.8%
Sphere Entertainment Co Class A (2)				(135,000)	(5,811,750)	(32,400)
Interactive Media & Services - 0.0%
Ziff Davis Inc (2)				(5,000)	(155,600)	(800)
TOTAL COMMUNICATION SERVICES					(5,967,350)	(33,200)
Utilities - (6.2)%
Electric Utilities - (6.2)%
NextEra Energy Inc				(68,000)	(4,832,080)	247,520
TOTAL UTILITIES					(4,832,080)	247,520
Health Care - (16.3)%
Biotechnology - 21.1%
AbbVie Inc				(32,000)	(6,048,640)	(84,160)
Mirum Pharmaceuticals Inc (2)				(123,200)	(6,366,976)	36,960
Alnylam Pharmaceuticals Inc (2)				(10,200)	(4,000,848)	(794,591)
					(16,416,464)	(841,791)
Health Care Equipment & Supplies - (36.9)%
Merit Medical Systems Inc (2)				(98,000)	(8,316,280)	856,520
TransMedics Group Inc (2)				(64,000)	(7,614,080)	(193,771)
Lantheus Holdings Inc (2)				(75,000)	(5,339,250)	755,250
Enovis Corp (2)				(14,000)	(375,200)	57,400
					(21,644,810)	1,475,399
Life Sciences Tools & Services - (0.9)%
Repligen Corp (2)				(34,000)	(3,980,380)	35,020
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals PLC (2)				(7,000)	(802,410)	(16,310)
TOTAL HEALTH CARE					(42,844,064)	652,318
Consumer Staples - (4.8)%
Consumer Staples Distribution & Retail - (4.2)%
Costco Wholesale Corp				(6,000)	(5,637,840)	168,240
Food Products - (0.6)%
Freshpet Inc (2)				(58,000)	(3,962,560)	22,620
TOTAL CONSUMER STAPLES					(9,600,400)	190,860
Energy - (3.2)%
Oil, Gas & Consumable Fuels - (3.2)%
Northern Oil & Gas Inc				(39,200)	(1,103,872)	(7,840)
World Kinect Corp				(102,000)	(2,781,540)	136,680
					(3,885,412)	128,840
TOTAL ENERGY					(3,885,412)	128,840
Financials - 5.5%
Capital Markets - 5.5%
Morgan Stanley				(41,700)	(5,940,582)	(36,279)
Galaxy Digital Inc Class A				(321,000)	(9,121,215)	(184,165)
					(15,061,797)	(220,444)
TOTAL FINANCIALS					(15,061,797)	(220,444)
Industrials - 49.6%
Aerospace & Defense - 11.0%
Axon Enterprise Inc (2)				(45,800)	(34,601,442)	(440,596)
Electrical Equipment - 41.0%
Bloom Energy Corp Class A (2)				(135,300)	(5,058,867)	(1,634,424)
Construction & Engineering - 13.2%
Granite Construction Inc				(259,000)	(24,467,730)	(528,360)
Ground Transportation - (4.6)%
Uber Technologies Inc (2)				(40,800)	(3,580,200)	181,968
Machinery - (11.0)%
Greenbrier Cos Inc/The				(82,000)	(3,731,000)	440,340
TOTAL INDUSTRIALS					(71,439,239)	(1,981,072)
Consumer Discretionary - (21.2)%
Hotels, Restaurants & Leisure - 0.1%
Cheesecake Factory Inc/The				(62,900)	(4,019,939)	(23,909)
Expedia Group Inc Class A				(5,900)	(1,063,298)	18,004
					(5,083,237)	(5,905)
Specialty Retail - 2.1%
Guess? Inc				(135,000)	(1,755,000)	(82,350)
Diversified Consumer Services - (25.1)%
Stride Inc (2)				(160,000)	(20,516,800)	1,001,600
Automobiles - 1.7%
Rivian Automotive Inc Class A (2)				(280,000)	(3,603,600)	(67,200)
TOTAL CONSUMER DISCRETIONARY					(30,958,637)	846,145
Information Technology - 140.7%
Semiconductors & Semiconductor Equipment - 52.8%
NVIDIA Corp				(160,000)	(28,459,200)	(1,147,200)
Broadcom Inc				(75,000)	(22,027,500)	(957,000)
					(50,486,700)	(2,104,200)
Electronic Equipment, Instruments & Components - 5.7%
Advanced Energy Industries Inc				(50,000)	(6,946,000)	9,250
Vishay Intertechnology Inc				(165,100)	(2,705,989)	99,060
OSI Systems Inc (2)				(26,100)	(5,768,361)	(336,429)
					(15,420,350)	(228,119)
Software - 69.7%
InterDigital Inc				(25,500)	(6,584,100)	(813,705)
Intuit Inc				(7,700)	(6,045,501)	(301,686)
Microsoft Corp				(24,000)	(12,804,000)	(664,320)
Oracle Corp				(25,900)	(6,572,643)	(487,179)
Workiva Inc Class A (2)				(6,000)	(382,980)	22,080
Aurora Innovation Inc Class A (2)				(458,800)	(2,665,628)	(9,176)
Tyler Technologies Inc (2)				(18,500)	(10,814,360)	(574,980)
BlackLine Inc (2)				(88,000)	(4,732,640)	34,320
Nutanix Inc Class A (2)				(187,000)	(14,056,790)	(172,040)
Core Scientific Inc (2)				(860,000)	(11,644,400)	189,200
Box Inc Class A (2)				(104,100)	(3,341,610)	(3,123)
					(79,644,652)	(2,780,609)
Technology Hardware, Storage & Peripherals - 12.9%
Apple Inc				(84,000)	(17,435,880)	129,360
Western Digital Corp				(64,000)	(5,036,160)	(714,240)
Xerox Holdings Corp				(156,400)	(633,420)	128,248
Seagate Technology Holdings PLC				(7,000)	(1,099,070)	(55,720)
					(24,204,530)	(512,352)
IT Services - (0.4)%
Akamai Technologies Inc (2)				(35,000)	(2,670,850)	17,150
TOTAL INFORMATION TECHNOLOGY					(172,427,082)	(5,608,130)
TOTAL UNITED STATES					(357,016,061)	(5,777,163)
ISRAEL -(6.7)%
Consumer Staples - (6.9)%
Personal Care Products - (6.9)%
Oddity Tech Ltd Class A (2)				(137,500)	(9,634,625)	276,939
TOTAL CONSUMER STAPLES					(9,634,625)	276,939
Information Technology - 0.2%
Software - 0.2%
Nice Ltd ADR (2)				(1,900)	(296,495)	(8,626)
TOTAL INFORMATION TECHNOLOGY					(296,495)	(8,626)
TOTAL ISRAEL					(9,931,120)	268,313
INDIA -0.8%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
MakeMyTrip Ltd (2)				(53,600)	(5,016,424)	(31,088)
TOTAL CONSUMER DISCRETIONARY					(5,016,424)	(31,088)
TOTAL INDIA					(5,016,424)	(31,088)
TOTAL COMMON STOCKS					(371,963,605)	(5,539,938)
TOTAL SHORT					(407,726,706)	(5,995,851)

TOTAL SWAP COMPONENTS					(71,348,748)	(4,233,785)
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Non-income producing.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,800,015 or 11.6% of net assets.

(d)	Principal Only Strips represent the right to receive the monthly principal payments.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $146,943,510.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $798,763.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,939,811	318,908,641	310,827,707	511,939	-	-	10,020,745	10,018,741	0.0%
Total	1,939,811	318,908,641	310,827,707	511,939	-	-	10,020,745

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	5,637,840	5,637,840	-	-
Financials	5,940,582	5,940,582	-	-
Health Care	6,048,640	6,048,640	-	-
Information Technology	93,344,724	93,344,724	-	-

Convertible Corporate Bonds
Communication Services	7,474,105	-	7,474,105	-
Consumer Discretionary	57,091,422	-	57,091,422	-
Energy	2,591,250	-	2,591,250	-
Financials	593,444	-	593,444	-
Health Care	23,031,708	-	23,031,708	-
Industrials	47,813,244	-	47,813,244	-
Information Technology	66,361,214	-	66,361,214	-
Utilities	15,339,175	-	15,339,175	-

Domestic Equity Funds	24,051,101	24,051,101	-	-

Fixed-Income Funds	11,712,000	11,712,000	-	-

U.S. Treasury Obligations	253,229,449	-	253,229,449	-

Money Market Funds	10,020,745	10,020,745	-	-
Total Investments in Securities:	630,280,643	156,755,632	473,525,011	-
Derivative Instruments:

Assets
Futures Contracts	24,170	24,170	-	-
Total Assets	24,170	24,170	-	-

Liabilities
Futures Contracts	(216,476)	(216,476)	-	-
Swaps	(5,996,914)	-	(5,996,914)	-
Total Liabilities	(6,213,390)	(216,476)	(5,996,914)	-
Total Derivative Instruments:	(6,189,220)	(192,306)	(5,996,914)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Swaps (a)	0	(5,996,914)
Total Equity Risk	0	(5,996,914)
Interest Rate Risk
Futures Contracts (b)	24,170	(216,476)
Total Interest Rate Risk	24,170	(216,476)
Total Value of Derivatives	24,170	(6,213,390)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $583,142,758)	$620,259,898
Fidelity Central Funds (cost $10,020,745)	10,020,745

Total Investment in Securities (cost $593,163,503)		$630,280,643
Receivable for investments sold		6,957,570
Receivable for fund shares sold		175,222
Dividends receivable		94,181
Interest receivable		675,126
Distributions receivable from Fidelity Central Funds		201,135
Receivable for daily variation margin on futures contracts		8,937
Prepaid expenses		8,463
Receivable from investment adviser for expense reductions		28,082
Total assets		638,429,359
Liabilities
Payable for investments purchased	$4,826,036
Bi-lateral OTC swaps, at value	5,996,914
Accrued management fee	721,727
Other payables and accrued expenses	79,985
Total liabilities		11,624,662
Net Assets		$626,804,697
Net Assets consist of:
Paid in capital		$598,973,253
Total accumulated earnings (loss)		27,831,444
Net Assets		$626,804,697
Net Asset Value, offering price and redemption price per share ($626,804,697 ÷ 56,649,087 shares)		$11.06
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$625,278
Interest		6,082,897
Income from Fidelity Central Funds		511,939
Total income		7,220,114
Expenses
Management fee	$3,306,436
Custodian fees and expenses	7,773
Independent trustees' fees and expenses	95,495
Registration fees	34,782
Audit fees	62,015
Legal	20,441
Interest	9,846
Miscellaneous	17,111
Total expenses before reductions	3,553,899
Expense reductions	(114,069)
Total expenses after reductions		3,439,830
Net Investment income (loss)		3,780,284
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	13,909,290
Futures contracts	(89,665)
Swaps	224,120
Written options	15,146
Total net realized gain (loss)		14,058,891
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,340,782
Futures contracts	(278,700)
Swaps	(9,023,967)
Total change in net unrealized appreciation (depreciation)		10,038,115
Net gain (loss)		24,097,006
Net increase (decrease) in net assets resulting from operations		$27,877,290
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,780,284	$5,920,678
Net realized gain (loss)	14,058,891	149,298
Change in net unrealized appreciation (depreciation)	10,038,115	19,136,773
Net increase (decrease) in net assets resulting from operations	27,877,290	25,206,749
Distributions to shareholders	(7,416,732)	(19,659,575)

Share transactions
Proceeds from sales of shares	171,288,717	250,000,000
Reinvestment of distributions	7,416,732	19,659,575
Cost of shares redeemed	(33)	-

Net increase (decrease) in net assets resulting from share transactions	178,705,416	269,659,575
Total increase (decrease) in net assets	199,165,974	275,206,749

Net Assets
Beginning of period	427,638,723	152,431,974
End of period	$626,804,697	$427,638,723

Other Information
Shares
Sold	15,642,392	23,401,233
Issued in reinvestment of distributions	698,374	1,876,440
Redeemed	(3)	-
Net increase (decrease)	16,340,763	25,277,673

Financial Highlights
Fidelity® SAI Convertible Arbitrage Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.25	.13
Net realized and unrealized gain (loss)	.54	.84	.05
Total from investment operations	.63	1.09	.18
Distributions from net investment income	(.18)	(.62)	(.04)
Distributions from net realized gain	-	-	(.01)
Total distributions	(.18)	(.62)	(.04) D
Net asset value, end of period	$11.06	$10.61	$10.14
Total Return E,F	6.05%	10.92%	1.81%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.50% I	1.54%	1.61% I,J
Expenses net of fee waivers, if any	1.45 % I	1.45%	1.45% I
Expenses net of all reductions, if any	1.45% I	1.45%	1.45% I
Net investment income (loss)	1.59% I	2.38%	3.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$626,805	$427,639	$152,432
Portfolio turnover rate K	298 % I	345%	71% L

AFor the period September 12, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity SAI Convertible Arbitrage Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps and certain mark to market elections.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$42,522,944
Gross unrealized depreciation	(9,680,095)
Net unrealized appreciation (depreciation)	$32,842,849
Tax cost	$591,248,574

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Convertible Arbitrage Fund
Equity Risk
Written Options	15,146	-
Swaps	224,120	(9,023,967)
Total Equity Risk	239,266	(9,023,967)
Interest Rate Risk
Futures Contracts	(89,665)	(278,700)
Total Interest Rate Risk	(89,665)	(278,700)
Totals	149,601	(9,302,667)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Convertible Arbitrage Fund	89,905,454

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Convertible Arbitrage Fund	1,464,177,673

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Convertible Arbitrage Fund	429,696,057	405,120,874
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of 1.40% of the Fund's average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Convertible Arbitrage Fund	Borrower	15,581,000	4.55%	9,846

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Convertible Arbitrage Fund	-	863,590	44,590
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Convertible Arbitrage Fund	122
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.45% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $114,069.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Alternatives Fund	Strategic Advisers Fidelity Alternatives Fund
Fidelity SAI Convertible Arbitrage Fund	72%	28%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Convertible Arbitrage Fund	100%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9909698.101
SCA-SANN-0925
Fidelity® Dynamic Buffered Equity ETF
Fidelity® Hedged Equity ETF
Fidelity® Yield Enhanced Equity ETF

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Dynamic Buffered Equity ETF
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	695	25,277
UNITED STATES - 98.6%
Communication Services - 11.8%
Diversified Telecommunication Services - 0.8%
AT&T Inc	2,195	60,165
Verizon Communications Inc	832	35,576
		95,741
Entertainment - 2.9%
Electronic Arts Inc	216	32,938
Netflix Inc (a)	136	157,679
ROBLOX Corp Class A (a)	376	51,809
Walt Disney Co/The	766	91,238
		333,664
Interactive Media & Services - 7.7%
Alphabet Inc Class A	1,214	232,967
Alphabet Inc Class C	1,271	245,125
Meta Platforms Inc Class A	499	385,946
		864,038
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	186	44,344
TOTAL COMMUNICATION SERVICES		1,337,787

Consumer Discretionary - 10.8%
Automobiles - 1.9%
Ford Motor Co	4,051	44,845
General Motors Co	629	33,551
Tesla Inc (a)	434	133,789
		212,185
Broadline Retail - 4.5%
Amazon.com Inc (a)	2,208	516,915
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings Inc	4	22,016
DoorDash Inc Class A (a)	309	77,327
Expedia Group Inc Class A	241	43,433
Global Business Travel Group I Class A (a)	5,904	37,963
McDonald's Corp	81	24,306
		205,045
Household Durables - 0.0%
Toll Brothers Inc	52	6,154
Specialty Retail - 2.3%
Abercrombie & Fitch Co Class A (a)	100	9,602
Bath & Body Works Inc	98	2,838
Carvana Co Class A (a)	88	34,335
Chewy Inc Class A (a)	36	1,321
Gap Inc/The	622	12,104
Home Depot Inc/The	359	131,936
Lithia Motors Inc Class A	4	1,152
TJX Cos Inc/The	524	65,254
		258,542
Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp Class A	56	16,730
Tapestry Inc	163	17,609
		34,339
TOTAL CONSUMER DISCRETIONARY		1,233,180

Consumer Staples - 3.6%
Beverages - 0.4%
Coca-Cola Co/The	168	11,405
PepsiCo Inc	215	29,653
		41,058
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	33	31,009
Walmart Inc	1,080	105,819
		136,828
Food Products - 0.2%
Cal-Maine Foods Inc	173	19,227
Household Products - 0.9%
Procter & Gamble Co/The	686	103,222
Tobacco - 0.9%
Philip Morris International Inc	644	105,648
TOTAL CONSUMER STAPLES		405,983

Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy Inc	238	56,139
Chevron Corp	28	4,246
ConocoPhillips	191	18,210
EOG Resources Inc	596	71,532
Exxon Mobil Corp	385	42,981
Marathon Petroleum Corp	295	50,206
Williams Cos Inc/The	1,228	73,619
		316,933
Financials - 14.3%
Banks - 3.4%
Bank of America Corp (b)	1,694	80,075
JPMorgan Chase & Co (b)	701	207,664
US Bancorp	603	27,111
Wells Fargo & Co (b)	839	67,649
		382,499
Capital Markets - 3.4%
Bank of New York Mellon Corp/The	238	24,144
Charles Schwab Corp/The (b)	987	96,460
CME Group Inc Class A (b)	141	39,237
Goldman Sachs Group Inc/The	88	63,676
Morgan Stanley (b)	495	70,518
S&P Global Inc	76	41,884
SEI Investments Co	221	19,474
T Rowe Price Group Inc	259	26,276
		381,669
Consumer Finance - 0.5%
Synchrony Financial (b)	919	64,027
Financial Services - 5.2%
Berkshire Hathaway Inc Class B (a)(b)	502	236,885
Fiserv Inc (a)	427	59,327
Mastercard Inc Class A (b)	270	152,947
PayPal Holdings Inc (a)(b)	859	59,065
Visa Inc Class A (b)	237	81,876
		590,100
Insurance - 1.8%
Allstate Corp/The	83	16,870
Cincinnati Financial Corp (b)	420	61,954
Markel Group Inc (a)	20	40,166
Progressive Corp/The (b)	348	84,230
		203,220
TOTAL FINANCIALS		1,621,515

Health Care - 8.7%
Biotechnology - 2.5%
AbbVie Inc (b)	668	126,265
Biogen Inc (a)	208	26,624
Exelixis Inc (a)	672	24,340
Gilead Sciences Inc (b)	775	87,025
Incyte Corp (a)	292	21,868
		286,122
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp (a)(b)	858	90,021
Health Care Providers & Services - 1.4%
Cardinal Health Inc	201	31,199
Elevance Health Inc	35	9,908
Humana Inc (b)	270	67,465
Tenet Healthcare Corp (a)	61	9,838
UnitedHealth Group Inc (b)	148	36,935
		155,345
Health Care Technology - 0.5%
Veeva Systems Inc Class A (a)(b)	187	53,145
Life Sciences Tools & Services - 0.0%
Illumina Inc (a)	63	6,471
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co (b)	1,363	59,032
Eli Lilly & Co (b)	120	88,808
Johnson & Johnson (b)	559	92,090
Merck & Co Inc (b)	1,220	95,306
Pfizer Inc (b)	2,714	63,209
		398,445
TOTAL HEALTH CARE		989,549

Industrials - 9.6%
Aerospace & Defense - 2.4%
Axon Enterprise Inc (a)	53	40,041
Curtiss-Wright Corp	34	16,667
GE Aerospace	438	118,733
General Dynamics Corp	162	50,481
HEICO Corp	50	16,340
Lockheed Martin Corp	67	28,206
		270,468
Air Freight & Logistics - 0.3%
FedEx Corp	158	35,311
Building Products - 1.4%
Allegion plc	233	38,659
Johnson Controls International plc	356	37,380
Trane Technologies PLC	178	77,979
		154,018
Commercial Services & Supplies - 0.7%
Cintas Corp	333	74,109
Construction & Engineering - 0.3%
Comfort Systems USA Inc	31	21,803
Valmont Industries Inc	31	11,282
		33,085
Electrical Equipment - 0.1%
Sensata Technologies Holding PLC	796	24,485
Ground Transportation - 2.4%
CSX Corp	2,060	73,212
Lyft Inc Class A (a)	3,707	52,120
Norfolk Southern Corp	7	1,946
Uber Technologies Inc (a)	980	85,996
Union Pacific Corp	263	58,378
		271,652
Industrial Conglomerates - 0.7%
Honeywell International Inc	356	79,157
Passenger Airlines - 0.1%
SkyWest Inc (a)	166	19,249
Professional Services - 0.9%
Automatic Data Processing Inc	107	33,117
Dun & Bradstreet Holdings Inc	1,313	11,948
Leidos Holdings Inc	356	56,835
		101,900
Trading Companies & Distributors - 0.3%
Rush Enterprises Inc Class A	276	14,943
WW Grainger Inc	14	14,553
		29,496
TOTAL INDUSTRIALS		1,092,930

Information Technology - 32.9%
Communications Equipment - 1.2%
Cisco Systems Inc	1,189	80,947
Motorola Solutions Inc	115	50,483
		131,430
Electronic Equipment, Instruments & Components - 0.3%
Itron Inc (a)	309	38,483
IT Services - 0.3%
Gartner Inc (a)	106	35,897
Semiconductors & Semiconductor Equipment - 13.6%
Advanced Micro Devices Inc (a)	100	17,631
Analog Devices Inc	85	19,094
Applied Materials Inc	481	86,609
Broadcom Inc	1,187	348,622
Cirrus Logic Inc (a)	128	12,890
Credo Technology Group Holding Ltd (a)	120	13,386
NVIDIA Corp (b)	5,429	965,656
QUALCOMM Inc	588	86,295
		1,550,183
Software - 10.8%
ACI Worldwide Inc (a)	1,026	43,667
Adobe Inc (a)(b)	241	86,203
Alarm.com Holdings Inc (a)	749	40,918
Cadence Design Systems Inc (a)	125	45,571
Fortinet Inc (a)	142	14,186
HubSpot Inc (a)	27	14,031
Microsoft Corp (b)	1,484	791,715
Oracle Corp	91	23,093
Palantir Technologies Inc Class A (a)	47	7,442
Salesforce Inc (b)	416	107,465
Teradata Corp (a)	395	8,267
Zoom Communications Inc Class A (a)	561	41,542
		1,224,100
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc (b)	3,395	704,701
Western Digital Corp	692	54,453
		759,154
TOTAL INFORMATION TECHNOLOGY		3,739,247

Materials - 2.3%
Chemicals - 1.5%
Balchem Corp	97	14,789
Corteva Inc	547	39,455
Ecolab Inc	272	71,199
Linde PLC	102	46,947
		172,390
Construction Materials - 0.4%
CRH PLC	439	41,903
Metals & Mining - 0.4%
Commercial Metals Co	940	48,748
TOTAL MATERIALS		263,041

Real Estate - 0.7%
Health Care REITs - 0.1%
CareTrust REIT Inc	624	19,843
Specialized REITs - 0.6%
American Tower Corp	249	51,889
Digital Realty Trust Inc	75	13,233
		65,122
TOTAL REAL ESTATE		84,965

Utilities - 1.1%
Electric Utilities - 1.0%
NextEra Energy Inc	822	58,411
NRG Energy Inc	260	43,472
		101,883
Gas Utilities - 0.0%
MDU Resources Group Inc	169	2,915
Multi-Utilities - 0.1%
Sempra	207	16,908
TOTAL UTILITIES		121,706

TOTAL UNITED STATES		11,206,836
TOTAL COMMON STOCKS (Cost $9,363,788)		11,232,113

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $111,809)	4.33	111,786	111,809

Purchased Options - 0.3%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini SPX Index	Chicago Board Options Exchange	41	2,557,584	561	08/15/25	1,311
Mini SPX Index	Chicago Board Options Exchange	40	2,495,204	594	10/17/25	26,300
Mini SPX Index	Chicago Board Options Exchange	37	2,308,064	575	09/19/25	9,509

						37,120
TOTAL PURCHASED OPTIONS (Cost $107,982)						37,120

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,583,579)	11,381,042
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(6,962)
NET ASSETS - 100.0%	11,374,080

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	3	Sep 2025	95,614	(357)	(357)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Mini SPX Index	Chicago Board Options Exchange	44	2,744,724	635.00	08/01/25	(8,008)
Mini SPX Index	Chicago Board Options Exchange	43	2,682,344	640.00	08/08/25	(9,009)
Mini SPX Index	Chicago Board Options Exchange	43	2,682,344	640.00	08/15/25	(16,104)
Mini SPX Index	Chicago Board Options Exchange	43	2,682,344	650.00	08/22/25	(7,568)

						(40,689)
TOTAL WRITTEN OPTIONS						(40,689)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $2,279,308.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	73,486	838,333	800,010	1,358	-	-	111,809	111,786	0.0%
Total	73,486	838,333	800,010	1,358	-	-	111,809

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,337,787	1,337,787	-	-
Consumer Discretionary	1,233,180	1,233,180	-	-
Consumer Staples	405,983	405,983	-	-
Energy	342,210	342,210	-	-
Financials	1,621,515	1,621,515	-	-
Health Care	989,549	989,549	-	-
Industrials	1,092,930	1,092,930	-	-
Information Technology	3,739,247	3,739,247	-	-
Materials	263,041	263,041	-	-
Real Estate	84,965	84,965	-	-
Utilities	121,706	121,706	-	-

Money Market Funds	111,809	111,809	-	-

Purchased Options	37,120	37,120	-	-
Total Investments in Securities:	11,381,042	11,381,042	-	-
Derivative Instruments:

Liabilities
Futures Contracts	(357)	(357)	-	-
Written Options	(40,689)	(40,689)	-	-
Total Liabilities	(41,046)	(41,046)	-	-
Total Derivative Instruments:	(41,046)	(41,046)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(357)
Purchased Options (b)	37,120	0
Written Options (c)	0	(40,689)
Total Equity Risk	37,120	(41,046)
Total Value of Derivatives	37,120	(41,046)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(c)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Fidelity® Dynamic Buffered Equity ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,471,770)	$11,269,233
Fidelity Central Funds (cost $111,809)	111,809

Total Investment in Securities (cost $9,583,579)		$11,381,042
Segregated cash with brokers for derivative instruments		8,525
Cash		22,279
Dividends receivable		7,217
Distributions receivable from Fidelity Central Funds		208
Receivable from investment adviser for expense reductions		276
Total assets		11,419,547
Liabilities
Accrued management fee	$4,448
Payable for daily variation margin on futures contracts	330
Written options, at value (premium received $70,258)	40,689
Total liabilities		45,467
Net Assets		$11,374,080
Net Assets consist of:
Paid in capital		$10,228,220
Total accumulated earnings (loss)		1,145,860
Net Assets		$11,374,080
Net Asset Value, offering price and redemption price per share ($11,374,080 ÷ 400,000 shares)		$28.44
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$65,762
Income from Fidelity Central Funds		1,358
Total income		67,120
Expenses
Management fee	$25,060
Independent trustees' fees and expenses	2,242
Total expenses before reductions	27,302
Expense reductions	(2,527)
Total expenses after reductions		24,775
Net Investment income (loss)		42,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	79,210
Redemptions in-kind	(260,423)
Futures contracts	(2,841)
Written options	(301,806)
Total net realized gain (loss)		(485,860)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	738,210
Futures contracts	(357)
Written options	33,225
Total change in net unrealized appreciation (depreciation)		771,078
Net gain (loss)		285,218
Net increase (decrease) in net assets resulting from operations		$327,563
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	For the period April 9, 2024 (commencement of operations) through January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,345	$51,065
Net realized gain (loss)	(485,860)	(210,141)
Change in net unrealized appreciation (depreciation)	771,078	1,055,597
Net increase (decrease) in net assets resulting from operations	327,563	896,521
Distributions to shareholders	(42,750)	(45,950)

Share transactions
Proceeds from sales of shares	6,700,764	9,561,790
Cost of shares redeemed	(5,327,349)	(696,509)

Net increase (decrease) in net assets resulting from share transactions	1,373,415	8,865,281
Total increase (decrease) in net assets	1,658,228	9,715,852

Net Assets
Beginning of period	9,715,852	-
End of period	$11,374,080	$9,715,852

Other Information
Shares
Sold	250,000	375,000
Redeemed	(200,000)	(25,000)
Net increase (decrease)	50,000	350,000

Financial Highlights
Fidelity® Dynamic Buffered Equity ETF

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$27.76	$24.99
Income from Investment Operations
Net investment income (loss) B,C	.11	.17
Net realized and unrealized gain (loss)	.68	2.75
Total from investment operations	.79	2.92
Distributions from net investment income	(.11)	(.15)
Total distributions	(.11)	(.15)
Net asset value, end of period	$28.44	$27.76
Total Return D,E,F	2.86%	11.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.52% I	.52% I
Expenses net of fee waivers, if any	.48 % I	.48% I
Expenses net of all reductions, if any	.47% I	.48% I
Net investment income (loss)	.81% I	.81% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,374	$9,716
Portfolio turnover rate J	107 % I,K	98% I,K

AFor the period April 9, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Hedged Equity ETF
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	31,968	1,162,676
UNITED STATES - 98.4%
Communication Services - 11.7%
Diversified Telecommunication Services - 0.9%
AT&T Inc	100,070	2,742,919
Verizon Communications Inc	29,256	1,250,986
		3,993,905
Entertainment - 2.8%
Electronic Arts Inc	11,311	1,724,814
Netflix Inc (a)	5,345	6,196,993
ROBLOX Corp Class A (a)	9,500	1,309,005
Walt Disney Co/The	29,269	3,486,231
		12,717,043
Interactive Media & Services - 7.6%
Alphabet Inc Class A	47,977	9,206,786
Alphabet Inc Class C	48,531	9,359,689
Meta Platforms Inc Class A	20,413	15,788,231
		34,354,706
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	7,135	1,701,055
TOTAL COMMUNICATION SERVICES		52,766,709

Consumer Discretionary - 10.7%
Automobiles - 1.8%
Ford Motor Co	124,856	1,382,156
General Motors Co	26,005	1,387,107
Tesla Inc (a)	17,096	5,270,184
		8,039,447
Broadline Retail - 4.4%
Amazon.com Inc (a)	84,839	19,861,658
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (a)	8,354	1,106,153
DoorDash Inc Class A (a)	10,765	2,693,942
Expedia Group Inc Class A	8,829	1,591,162
Global Business Travel Group I Class A (a)	105,273	676,905
Life Time Group Holdings Inc (a)	12,008	344,870
McDonald's Corp	4,731	1,419,631
		7,832,663
Household Durables - 0.1%
Garmin Ltd	1,724	377,142
Specialty Retail - 2.5%
Abercrombie & Fitch Co Class A (a)	3,313	318,114
Bath & Body Works Inc	4,459	129,133
Carvana Co Class A (a)	4,196	1,637,153
Chewy Inc Class A (a)	6,080	223,136
Gap Inc/The	34,925	679,641
Home Depot Inc/The	14,208	5,221,582
Lithia Motors Inc Class A	1,393	401,184
TJX Cos Inc/The	20,027	2,493,962
		11,103,905
Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp Class A	2	598
Tapestry Inc	7,103	767,337
		767,935
TOTAL CONSUMER DISCRETIONARY		47,982,750

Consumer Staples - 3.6%
Beverages - 0.3%
Coca-Cola Co/The	18	1,222
PepsiCo Inc	9,693	1,336,859
		1,338,081
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	1,313	1,233,747
Walmart Inc	40,237	3,942,422
		5,176,169
Food Products - 0.1%
Cal-Maine Foods Inc	8,084	898,455
Household Products - 1.1%
Procter & Gamble Co/The	31,696	4,769,297
Tobacco - 0.9%
Philip Morris International Inc	24,424	4,006,757
TOTAL CONSUMER STAPLES		16,188,759

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Cheniere Energy Inc	9,306	2,195,099
Chevron Corp	2,585	391,989
ConocoPhillips	8	763
EOG Resources Inc	22,979	2,757,940
Exxon Mobil Corp	15,784	1,762,126
Marathon Petroleum Corp	12,165	2,070,361
Williams Cos Inc/The	48,383	2,900,561
		12,078,839
Financials - 14.2%
Banks - 3.4%
Associated Banc-Corp	3,322	82,185
Bank of America Corp	55,939	2,644,237
JPMorgan Chase & Co	31,051	9,198,548
US Bancorp	20,009	899,605
Wells Fargo & Co	27,939	2,252,722
		15,077,297
Capital Markets - 3.2%
Bank of New York Mellon Corp/The	7,671	778,223
Charles Schwab Corp/The	39,004	3,811,861
CME Group Inc Class A	3,841	1,068,873
Goldman Sachs Group Inc/The	4,849	3,508,688
Morgan Stanley	15,326	2,183,342
S&P Global Inc	2,629	1,448,842
SEI Investments Co	6,065	534,448
State Street Corp	10	1,117
T Rowe Price Group Inc	8,229	834,832
		14,170,226
Consumer Finance - 0.5%
Synchrony Financial	31,981	2,228,116
Financial Services - 5.2%
Berkshire Hathaway Inc Class B (a)	19,558	9,229,030
Fiserv Inc (a)	16,432	2,283,062
Global Payments Inc	9,127	729,704
Mastercard Inc Class A	10,684	6,052,165
PayPal Holdings Inc (a)	31,130	2,140,499
Visa Inc Class A	8,669	2,994,879
		23,429,339
Insurance - 1.9%
Allstate Corp/The	4,229	859,544
Cincinnati Financial Corp	15,969	2,355,587
Markel Group Inc (a)	528	1,060,377
Progressive Corp/The	14,003	3,389,287
The Travelers Companies, Inc.	3,126	813,510
		8,478,305
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp	16,954	203,957
TOTAL FINANCIALS		63,587,240

Health Care - 8.9%
Biotechnology - 2.4%
AbbVie Inc	26,002	4,914,898
Biogen Inc (a)	9,326	1,193,728
Exelixis Inc (a)	31,092	1,126,152
Gilead Sciences Inc	29,899	3,357,359
PTC Therapeutics Inc (a)	2,075	108,128
		10,700,265
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp (a)	33,459	3,510,518
Health Care Providers & Services - 1.6%
Cardinal Health Inc	10,945	1,698,883
Centene Corp (a)	62	1,616
CVS Health Corp	14,969	929,575
Humana Inc	10,412	2,601,647
Tenet Healthcare Corp (a)	2,737	441,423
UnitedHealth Group Inc	6,055	1,511,086
		7,184,230
Health Care Technology - 0.5%
Veeva Systems Inc Class A (a)	7,606	2,161,625
Life Sciences Tools & Services - 0.1%
Danaher Corp	2,114	416,796
Illumina Inc (a)	4,590	471,439
QIAGEN NV	1	49
		888,284
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co	56,349	2,440,475
Eli Lilly & Co	4,491	3,323,654
Johnson & Johnson	21,871	3,603,029
Merck & Co Inc	47,743	3,729,684
Pfizer Inc	111,985	2,608,131
		15,704,973
TOTAL HEALTH CARE		40,149,895

Industrials - 10.4%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (a)	1,872	1,414,277
Curtiss-Wright Corp	1,246	610,814
GE Aerospace	17,257	4,678,028
General Dynamics Corp	7,670	2,390,049
HEICO Corp	2,816	920,269
Lockheed Martin Corp	1,192	501,808
		10,515,245
Air Freight & Logistics - 0.3%
FedEx Corp	6,344	1,417,821
Building Products - 1.4%
Allegion plc	9,576	1,588,850
Johnson Controls International plc	15,137	1,589,385
Trane Technologies PLC	7,014	3,072,693
		6,250,928
Commercial Services & Supplies - 0.6%
Cintas Corp	12,974	2,887,364
Construction & Engineering - 0.4%
Comfort Systems USA Inc	1,296	911,477
Valmont Industries Inc	1,947	708,610
		1,620,087
Electrical Equipment - 0.2%
Sensata Technologies Holding PLC	35,605	1,095,210
Ground Transportation - 2.5%
CSX Corp	79,455	2,823,831
Lyft Inc Class A (a)	122,850	1,727,271
Norfolk Southern Corp	282	78,395
Uber Technologies Inc (a)	40,957	3,593,977
Union Pacific Corp	10,799	2,397,054
		10,620,528
Industrial Conglomerates - 0.7%
Honeywell International Inc	14,531	3,230,968
Machinery - 0.5%
Caterpillar Inc	5,013	2,195,794
ESCO Technologies Inc	4	775
Franklin Electric Co Inc	1,173	110,203
Mueller Water Products Inc Class A1	14	347
SPX Technologies Inc (a)	847	154,484
		2,461,603
Passenger Airlines - 0.2%
SkyWest Inc (a)	5,867	680,337
Professional Services - 1.0%
Automatic Data Processing Inc	4,961	1,535,430
Dun & Bradstreet Holdings Inc	60,883	554,035
Leidos Holdings Inc	15,148	2,418,378
		4,507,843
Trading Companies & Distributors - 0.3%
Rush Enterprises Inc Class A	10,794	584,387
WW Grainger Inc	733	761,983
		1,346,370
TOTAL INDUSTRIALS		46,634,304

Information Technology - 32.7%
Communications Equipment - 1.1%
Cisco Systems Inc	44,520	3,030,922
Motorola Solutions Inc	4,485	1,968,825
		4,999,747
Electronic Equipment, Instruments & Components - 0.4%
Itron Inc (a)	13,373	1,665,473
IT Services - 0.1%
Gartner Inc (a)	2,716	919,773
Kyndryl Holdings Inc (a)	36	1,360
		921,133
Semiconductors & Semiconductor Equipment - 13.6%
Advanced Micro Devices Inc (a)	4,010	707,003
Applied Materials Inc	19,039	3,428,162
Broadcom Inc	45,894	13,479,068
Cirrus Logic Inc (a)	6,489	653,507
Credo Technology Group Holding Ltd (a)	4,730	527,632
Micron Technology Inc	6,234	680,379
NVIDIA Corp	214,297	38,117,007
QUALCOMM Inc	23,139	3,395,880
		60,988,638
Software - 10.8%
ACI Worldwide Inc (a)	29,993	1,276,502
Adobe Inc (a)	9,507	3,400,559
Alarm.com Holdings Inc (a)	31,943	1,745,046
AppLovin Corp Class A (a)	424	165,657
Cadence Design Systems Inc (a)	5,792	2,111,589
Fortinet Inc (a)	7,733	772,527
HubSpot Inc (a)	1,654	859,501
Microsoft Corp	57,145	30,486,858
Oracle Corp	3,600	913,572
Palantir Technologies Inc Class A (a)	1,856	293,898
Salesforce Inc	16,396	4,235,579
Teradata Corp (a)	1,815	37,987
Zoom Communications Inc Class A (a)	27,015	2,000,461
		48,299,736
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	133,810	27,774,942
Western Digital Corp	29,008	2,282,639
		30,057,581
TOTAL INFORMATION TECHNOLOGY		146,932,308

Materials - 2.0%
Chemicals - 1.4%
Axalta Coating Systems Ltd (a)	570	16,142
Balchem Corp	3,994	608,965
Corteva Inc	14,375	1,036,869
Ecolab Inc	10,269	2,688,013
Linde PLC	4,341	1,997,989
		6,347,978
Construction Materials - 0.2%
CRH PLC	9,299	887,590
Containers & Packaging - 0.0%
Crown Holdings Inc	10	993
Metals & Mining - 0.4%
Coeur Mining Inc (a)	6,931	60,230
Commercial Metals Co	33,827	1,754,269
		1,814,499
TOTAL MATERIALS		9,051,060

Real Estate - 0.5%
Health Care REITs - 0.1%
CareTrust REIT Inc	12,549	399,058
Specialized REITs - 0.4%
American Tower Corp	8,987	1,872,801
TOTAL REAL ESTATE		2,271,859

Utilities - 1.0%
Electric Utilities - 1.0%
NextEra Energy Inc	38,592	2,742,348
NRG Energy Inc	9,409	1,573,185
OGE Energy Corp	2	90
		4,315,623
Gas Utilities - 0.0%
MDU Resources Group Inc	1,958	33,776
TOTAL UTILITIES		4,349,399

TOTAL UNITED STATES		441,993,122
TOTAL COMMON STOCKS (Cost $365,341,185)		443,155,798

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $1,771,030)	4.33	1,770,676	1,771,030

Purchased Options - 0.9%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	201	125,384,001	5,610	08/15/25	59,798
S&P 500 Index	Chicago Board Options Exchange	212	132,245,812	5,930	10/17/25	1,354,680
S&P 500 Index	Chicago Board Options Exchange	199	124,136,399	5,750	09/19/25	501,480
S&P 500 Index	Chicago Board Options Exchange	269	167,802,469	3,900	05/15/26	747,820
S&P 500 Index	Chicago Board Options Exchange	174	108,541,374	4,100	07/17/26	696,870
S&P 500 Index	Chicago Board Options Exchange	252	157,197,852	3,950	06/18/26	815,220

						4,175,868
TOTAL PURCHASED OPTIONS (Cost $8,624,794)						4,175,868

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $375,737,009)	449,102,696
NET OTHER ASSETS (LIABILITIES) - 0.0%	101,243
NET ASSETS - 100.0%	449,203,939

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,025,306	36,817,739	38,072,015	75,428	-	-	1,771,030	1,770,676	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,953,889	3,953,889	32	-	-	-	-	0.0%
Total	3,025,306	40,771,628	42,025,904	75,460	-	-	1,771,030

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	52,766,709	52,766,709	-	-
Consumer Discretionary	47,982,750	47,982,750	-	-
Consumer Staples	16,188,759	16,188,759	-	-
Energy	13,241,515	13,241,515	-	-
Financials	63,587,240	63,587,240	-	-
Health Care	40,149,895	40,149,895	-	-
Industrials	46,634,304	46,634,304	-	-
Information Technology	146,932,308	146,932,308	-	-
Materials	9,051,060	9,051,060	-	-
Real Estate	2,271,859	2,271,859	-	-
Utilities	4,349,399	4,349,399	-	-

Money Market Funds	1,771,030	1,771,030	-	-

Purchased Options	4,175,868	4,175,868	-	-
Total Investments in Securities:	449,102,696	449,102,696	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	4,175,868	0
Total Equity Risk	4,175,868	0
Total Value of Derivatives	4,175,868	0

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Fidelity® Hedged Equity ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $373,965,979)	$447,331,666
Fidelity Central Funds (cost $1,771,030)	1,771,030

Total Investment in Securities (cost $375,737,009)		$449,102,696
Dividends receivable		257,380
Distributions receivable from Fidelity Central Funds		4,848
Receivable from investment adviser for expense reductions		13,354
Total assets		449,378,278
Liabilities
Accrued management fee	$174,339
Total liabilities		174,339
Net Assets		$449,203,939
Net Assets consist of:
Paid in capital		$380,869,755
Total accumulated earnings (loss)		68,334,184
Net Assets		$449,203,939
Net Asset Value, offering price and redemption price per share ($449,203,939 ÷ 15,425,000 shares)		$29.12
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$2,810,734
Interest		2,762
Income from Fidelity Central Funds (including $32 from security lending)		75,460
Total income		2,888,956
Expenses
Management fee	$1,099,030
Independent trustees' fees and expenses	96,140
Total expenses before reductions	1,195,170
Expense reductions	(93,621)
Total expenses after reductions		1,101,549
Net Investment income (loss)		1,787,407
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,461,594)
Redemptions in-kind	11,509,549
Futures contracts	84,384
Total net realized gain (loss)		5,132,339
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	30,030,097
Futures contracts	7,988
Total change in net unrealized appreciation (depreciation)		30,038,085
Net gain (loss)		35,170,424
Net increase (decrease) in net assets resulting from operations		$36,957,831
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	For the period April 9, 2024 (commencement of operations) through January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,787,407	$2,579,984
Net realized gain (loss)	5,132,339	982,715
Change in net unrealized appreciation (depreciation)	30,038,085	43,327,602
Net increase (decrease) in net assets resulting from operations	36,957,831	46,890,301
Distributions to shareholders	(1,824,000)	(2,372,250)

Share transactions
Proceeds from sales of shares	213,216,154	555,757,291
Cost of shares redeemed	(189,254,713)	(210,166,675)

Net increase (decrease) in net assets resulting from share transactions	23,961,441	345,590,616
Total increase (decrease) in net assets	59,095,272	390,108,667

Net Assets
Beginning of period	390,108,667	-
End of period	$449,203,939	$390,108,667

Other Information
Shares
Sold	8,125,000	21,775,000
Redeemed	(6,700,000)	(7,775,000)
Net increase (decrease)	1,425,000	14,000,000

Financial Highlights
Fidelity® Hedged Equity ETF

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$27.86	$24.99
Income from Investment Operations
Net investment income (loss) B,C	.11	.17
Net realized and unrealized gain (loss)	1.26	2.84
Total from investment operations	1.37	3.01
Distributions from net investment income	(.11)	(.14)
Total distributions	(.11)	(.14)
Net asset value, end of period	$29.12	$27.86
Total Return D,E,F	4.97%	12.05%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.52% I	.52% I
Expenses net of fee waivers, if any	.48 % I	.48% I
Expenses net of all reductions, if any	.48% I	.48% I
Net investment income (loss)	.78% I	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$449,204	$390,109
Portfolio turnover rate J	105 % I,K	86% I,K

AFor the period April 9, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Yield Enhanced Equity ETF
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	940	34,188
UNITED STATES - 98.7%
Communication Services - 11.8%
Diversified Telecommunication Services - 0.8%
AT&T Inc	2,925	80,175
Verizon Communications Inc	1,115	47,677
		127,852
Entertainment - 2.9%
Electronic Arts Inc	289	44,069
Netflix Inc (b)	184	213,330
ROBLOX Corp Class A (b)	509	70,135
Walt Disney Co/The	1,035	123,279
		450,813
Interactive Media & Services - 7.7%
Alphabet Inc Class A	1,639	314,524
Alphabet Inc Class C	1,712	330,176
Meta Platforms Inc Class A	675	522,072
		1,166,772
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	253	60,318
TOTAL COMMUNICATION SERVICES		1,805,755

Consumer Discretionary - 10.9%
Automobiles - 1.9%
Ford Motor Co	5,401	59,789
General Motors Co	847	45,179
Tesla Inc (b)	590	181,879
		286,847
Broadline Retail - 4.6%
Amazon.com Inc (b)(c)	2,994	700,925
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings Inc	5	27,520
DoorDash Inc Class A (b)	417	104,354
Expedia Group Inc Class A	327	58,932
Global Business Travel Group I Class A (b)	7,904	50,823
McDonald's Corp	109	32,708
		274,337
Household Durables - 0.0%
Toll Brothers Inc	71	8,404
Specialty Retail - 2.3%
Abercrombie & Fitch Co Class A (b)	129	12,387
Bath & Body Works Inc	127	3,678
Carvana Co Class A (b)	122	47,601
Chewy Inc Class A (b)	48	1,761
Gap Inc/The	841	16,366
Home Depot Inc/The	490	180,080
Lithia Motors Inc Class A	5	1,439
TJX Cos Inc/The	701	87,296
		350,608
Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp Class A	75	22,406
Tapestry Inc	219	23,659
		46,065
TOTAL CONSUMER DISCRETIONARY		1,667,186

Consumer Staples - 3.6%
Beverages - 0.3%
Coca-Cola Co/The	224	15,207
PepsiCo Inc	277	38,204
		53,411
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp	46	43,223
Walmart Inc	1,474	144,423
		187,646
Food Products - 0.2%
Cal-Maine Foods Inc	224	24,895
Household Products - 0.9%
Procter & Gamble Co/The	931	140,088
Tobacco - 0.9%
Philip Morris International Inc	866	142,067
TOTAL CONSUMER STAPLES		548,107

Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy Inc	325	76,661
Chevron Corp	37	5,611
ConocoPhillips	257	24,502
EOG Resources Inc	795	95,416
Exxon Mobil Corp	519	57,941
Marathon Petroleum Corp	399	67,906
Williams Cos Inc/The	1,641	98,378
		426,415
Financials - 14.3%
Banks - 3.4%
Bank of America Corp (c)	2,321	109,714
JPMorgan Chase & Co (c)	952	282,020
US Bancorp	780	35,069
Wells Fargo & Co (c)	1,135	91,515
		518,318
Capital Markets - 3.4%
Bank of New York Mellon Corp/The	323	32,768
Charles Schwab Corp/The (c)	1,350	131,936
CME Group Inc Class A (c)	191	53,151
Goldman Sachs Group Inc/The	118	85,384
Morgan Stanley (c)	670	95,448
S&P Global Inc	101	55,661
SEI Investments Co	296	26,083
T Rowe Price Group Inc	366	37,131
		517,562
Consumer Finance - 0.5%
Synchrony Financial (c)	1,231	85,764
Financial Services - 5.2%
Berkshire Hathaway Inc Class B (b)(c)	680	320,878
Fiserv Inc (b)	569	79,057
Mastercard Inc Class A (c)	364	206,195
PayPal Holdings Inc (b)(c)	1,153	79,280
Visa Inc Class A (c)	316	109,169
		794,579
Insurance - 1.8%
Allstate Corp/The (c)	112	22,764
Cincinnati Financial Corp	565	83,343
Markel Group Inc (b)	27	54,224
Progressive Corp/The (c)	474	114,727
		275,058
TOTAL FINANCIALS		2,191,281

Health Care - 8.7%
Biotechnology - 2.5%
AbbVie Inc (c)	904	170,874
Biogen Inc (b)	282	36,096
Exelixis Inc (b)(c)	946	34,264
Gilead Sciences Inc (c)	1,042	117,006
Incyte Corp (b)	395	29,582
		387,822
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp (b)(c)	1,155	121,183
Health Care Providers & Services - 1.4%
Cardinal Health Inc	270	41,909
Centene Corp (b)	23	600
CVS Health Corp	9	559
Elevance Health Inc	43	12,172
Humana Inc (c)	369	92,202
Tenet Healthcare Corp (b)	74	11,935
UnitedHealth Group Inc	198	49,413
		208,790
Health Care Technology - 0.5%
Veeva Systems Inc Class A (b)(c)	258	73,324
Life Sciences Tools & Services - 0.0%
Danaher Corp	1	196
Illumina Inc (b)	82	8,422
		8,618
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co (c)	1,823	78,954
Eli Lilly & Co (c)	162	119,891
Johnson & Johnson (c)	748	123,226
Merck & Co Inc (c)	1,661	129,758
Pfizer Inc (c)	3,639	84,752
		536,581
TOTAL HEALTH CARE		1,336,318

Industrials - 9.6%
Aerospace & Defense - 2.4%
Axon Enterprise Inc (b)	72	54,395
Curtiss-Wright Corp	46	22,550
GE Aerospace	593	160,751
General Dynamics Corp	217	67,619
HEICO Corp	67	21,896
Lockheed Martin Corp	88	37,046
		364,257
Air Freight & Logistics - 0.3%
FedEx Corp	213	47,603
Building Products - 1.4%
Allegion plc	324	53,758
Johnson Controls International plc	495	51,975
Trane Technologies PLC	243	106,454
		212,187
Commercial Services & Supplies - 0.7%
Cintas Corp	456	101,483
Construction & Engineering - 0.3%
Comfort Systems USA Inc	40	28,132
Valmont Industries Inc	41	14,922
		43,054
Electrical Equipment - 0.1%
Sensata Technologies Holding PLC	1,065	32,759
Ground Transportation - 2.4%
CSX Corp	2,775	98,624
Lyft Inc Class A (b)	5,016	70,525
Norfolk Southern Corp	9	2,502
Uber Technologies Inc (b)	1,343	117,848
Union Pacific Corp	356	79,021
		368,520
Industrial Conglomerates - 0.7%
Honeywell International Inc	480	106,728
Machinery - 0.0%
SPX Technologies Inc (b)	5	912
Passenger Airlines - 0.1%
SkyWest Inc (b)	220	25,511
Professional Services - 0.9%
Automatic Data Processing Inc	141	43,640
Dun & Bradstreet Holdings Inc	1,796	16,343
Leidos Holdings Inc	475	75,834
		135,817
Trading Companies & Distributors - 0.3%
Rush Enterprises Inc Class A	376	20,357
WW Grainger Inc	19	19,751
		40,108
TOTAL INDUSTRIALS		1,478,939

Information Technology - 33.0%
Communications Equipment - 1.2%
Cisco Systems Inc	1,593	108,451
Motorola Solutions Inc	159	69,798
		178,249
Electronic Equipment, Instruments & Components - 0.3%
Itron Inc (b)	407	50,688
IT Services - 0.3%
Gartner Inc (b)	144	48,766
Kyndryl Holdings Inc (b)	33	1,246
		50,012
Semiconductors & Semiconductor Equipment - 13.7%
Advanced Micro Devices Inc (b)	141	24,860
Analog Devices Inc	116	26,057
Applied Materials Inc	648	116,679
Broadcom Inc	1,606	471,682
Cirrus Logic Inc (b)	186	18,732
Credo Technology Group Holding Ltd (b)	161	17,960
KLA Corp	1	879
NVIDIA Corp (c)	7,346	1,306,634
QUALCOMM Inc	790	115,940
		2,099,423
Software - 10.8%
ACI Worldwide Inc (b)	1,389	59,116
Adobe Inc (b)	326	116,607
Alarm.com Holdings Inc (b)	996	54,411
Cadence Design Systems Inc (b)	162	59,060
Fortinet Inc (b)	195	19,481
HubSpot Inc (b)	35	18,188
Microsoft Corp (c)	2,010	1,072,335
Oracle Corp	121	30,706
Palantir Technologies Inc Class A (b)	67	10,609
Salesforce Inc (c)	566	146,215
Teradata Corp (b)	513	10,737
Zoom Communications Inc Class A (b)	755	55,908
		1,653,373
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc (c)	4,593	953,369
Western Digital Corp	915	72,001
		1,025,370
TOTAL INFORMATION TECHNOLOGY		5,057,115

Materials - 2.3%
Chemicals - 1.5%
Balchem Corp	141	21,498
Corteva Inc	740	53,376
Ecolab Inc	372	97,375
Linde PLC	138	63,516
		235,765
Construction Materials - 0.4%
CRH PLC	593	56,602
Metals & Mining - 0.4%
Commercial Metals Co	1,268	65,758
TOTAL MATERIALS		358,125

Real Estate - 0.6%
Health Care REITs - 0.1%
CareTrust REIT Inc	840	26,712
Specialized REITs - 0.5%
American Tower Corp	333	69,394
Digital Realty Trust Inc	100	17,644
		87,038
TOTAL REAL ESTATE		113,750

Utilities - 1.1%
Electric Utilities - 1.0%
NextEra Energy Inc	1,114	79,162
NRG Energy Inc	352	58,854
		138,016
Gas Utilities - 0.0%
MDU Resources Group Inc	265	4,571
Multi-Utilities - 0.1%
Sempra	268	21,890
TOTAL UTILITIES		164,477

TOTAL UNITED STATES		15,147,468
TOTAL COMMON STOCKS (Cost $13,280,696)		15,181,656

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/23/2025 (e) (Cost $29,706)	4.29	30,000	29,707

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $134,599)	4.33	134,572	134,599

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,445,001)	15,345,962
NET OTHER ASSETS (LIABILITIES) - 0.0%	(260)
NET ASSETS - 100.0%	15,345,702

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	4	Sep 2025	127,485	(476)	(476)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Mini SPX Index	Chicago Board Options Exchange	56	3,493,286	635.00	08/01/25	(10,192)
Mini SPX Index	Chicago Board Options Exchange	59	3,680,426	640.00	08/08/25	(12,361)
Mini SPX Index	Chicago Board Options Exchange	58	3,618,046	640.00	08/15/25	(21,721)
Mini SPX Index	Chicago Board Options Exchange	58	3,618,046	650.00	08/22/25	(10,208)

						(54,482)
TOTAL WRITTEN OPTIONS						(54,482)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $2,925,314.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,707.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	88,824	879,891	834,116	1,775	-	-	134,599	134,572	0.0%
Total	88,824	879,891	834,116	1,775	-	-	134,599

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,805,755	1,805,755	-	-
Consumer Discretionary	1,667,186	1,667,186	-	-
Consumer Staples	548,107	548,107	-	-
Energy	460,603	460,603	-	-
Financials	2,191,281	2,191,281	-	-
Health Care	1,336,318	1,336,318	-	-
Industrials	1,478,939	1,478,939	-	-
Information Technology	5,057,115	5,057,115	-	-
Materials	358,125	358,125	-	-
Real Estate	113,750	113,750	-	-
Utilities	164,477	164,477	-	-

U.S. Treasury Obligations	29,707	-	29,707	-

Money Market Funds	134,599	134,599	-	-
Total Investments in Securities:	15,345,962	15,316,255	29,707	-
Derivative Instruments:

Liabilities
Futures Contracts	(476)	(476)	-	-
Written Options	(54,482)	(54,482)	-	-
Total Liabilities	(54,958)	(54,958)	-	-
Total Derivative Instruments:	(54,958)	(54,958)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(476)
Written Options (b)	0	(54,482)
Total Equity Risk	0	(54,958)
Total Value of Derivatives	0	(54,958)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Fidelity® Yield Enhanced Equity ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,310,402)	$15,211,363
Fidelity Central Funds (cost $134,599)	134,599

Total Investment in Securities (cost $13,445,001)		$15,345,962
Cash		48,385
Dividends receivable		9,008
Distributions receivable from Fidelity Central Funds		295
Receivable from investment adviser for expense reductions		320
Total assets		15,403,970
Liabilities
Accrued management fee	$3,346
Payable for daily variation margin on futures contracts	440
Written options, at value (premium received $93,911)	54,482
Total liabilities		58,268
Net Assets		$15,345,702
Net Assets consist of:
Paid in capital		$14,703,934
Total accumulated earnings (loss)		641,768
Net Assets		$15,345,702
Net Asset Value, offering price and redemption price per share ($15,345,702 ÷ 575,000 shares)		$26.69
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$75,036
Interest		44
Income from Fidelity Central Funds		1,775
Total income		76,855
Expenses
Management fee	$16,736
Independent trustees' fees and expenses	2,330
Total expenses before reductions	19,066
Expense reductions	(2,500)
Total expenses after reductions		16,566
Net Investment income (loss)		60,289
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(220,491)
Redemptions in-kind	(245,035)
Futures contracts	2,627
Written options	(365,320)
Total net realized gain (loss)		(828,219)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,051,366
Futures contracts	(476)
Written options	37,195
Total change in net unrealized appreciation (depreciation)		1,088,085
Net gain (loss)		259,866
Net increase (decrease) in net assets resulting from operations		$320,155
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	For the period April 9, 2024 (commencement of operations) through January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,289	$50,642
Net realized gain (loss)	(828,219)	1,564
Change in net unrealized appreciation (depreciation)	1,088,085	851,829
Net increase (decrease) in net assets resulting from operations	320,155	904,035
Distributions to shareholders	(515,000)	(67,422)
Distributions to shareholders from tax return of capital	-	(272,653)

Total Distributions	(515,000)	(340,075)
Share transactions
Proceeds from sales of shares	9,183,055	7,650,172
Cost of shares redeemed	(1,856,640)	-

Net increase (decrease) in net assets resulting from share transactions	7,326,415	7,650,172
Total increase (decrease) in net assets	7,131,570	8,214,132

Net Assets
Beginning of period	8,214,132	-
End of period	$15,345,702	$8,214,132

Other Information
Shares
Sold	350,000	300,000
Redeemed	(75,000)	-
Net increase (decrease)	275,000	300,000

Financial Highlights
Fidelity® Yield Enhanced Equity ETF

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$27.38	$24.99
Income from Investment Operations
Net investment income (loss) B,C	.13	.21
Net realized and unrealized gain (loss)	.30	3.64
Total from investment operations	.43	3.85
Distributions from net investment income	(1.12)	(.22) D
Distributions from net realized gain	-	(.07) D
Distributions from tax return of capital	-	(1.17)
Total distributions	(1.12)	(1.46)
Net asset value, end of period	$26.69	$27.38
Total Return E,F,G	1.82%	15.78%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.32% J	.32% J
Expenses net of fee waivers, if any	.28 % J	.28% J
Expenses net of all reductions, if any	.28% J	.27% J
Net investment income (loss)	1.00% J	1.02% J
Supplemental Data
Net assets, end of period (000 omitted)	$15,346	$8,214
Portfolio turnover rate K	109 % J,L	101% J,L

AFor the period April 9, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF and Fidelity Yield Enhanced Equity ETF (the Funds) are exchange-traded funds of Fidelity Greenwood Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX). Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, options, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Dynamic Buffered Equity ETF	9,589,121	2,063,718	(242,585)	1,821,133
Fidelity Hedged Equity ETF	376,008,794	83,522,058	(10,428,156)	73,093,902
Fidelity Yield Enhanced Equity ETF	13,456,990	2,223,481	(295,556)	1,927,925

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Dynamic Buffered Equity ETF	(55,812)	(191,793)	(247,605)
Fidelity Hedged Equity ETF	(6,035,179)	(7,623,964)	(13,659,143)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Dynamic Buffered Equity ETF
Equity Risk
Futures Contracts	(2,841)	(357)
Purchased Options	114,188	(15,483)
Written Options	(301,806)	33,225
Total Equity Risk	(190,459)	17,385

Totals	(190,459)	17,385
Fidelity Hedged Equity ETF
Equity Risk
Futures Contracts	84,384	7,988
Purchased Options	(5,048,151)	(835,212)
Total Equity Risk	(4,963,767)	(827,224)
Totals	(4,963,767)	(827,224)
Fidelity Yield Enhanced Equity ETF
Equity Risk
Futures Contracts	2,627	(476)
Written Options	(365,320)	37,195
Total Equity Risk	(362,693)	36,719
Totals	(362,693)	36,719

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded and/or OTC options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Dynamic Buffered Equity ETF	Purchased Options	6,366,261
Fidelity Dynamic Buffered Equity ETF	Written Options	9,990,562
Fidelity Hedged Equity ETF	Purchased Options	836,352,662
Fidelity Yield Enhanced Equity ETF	Written Options	12,183,040

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dynamic Buffered Equity ETF	5,085,688	5,148,684
Fidelity Hedged Equity ETF	221,738,820	210,002,558
Fidelity Yield Enhanced Equity ETF	5,803,875	6,498,124

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Dynamic Buffered Equity ETF	5,811,702	4,630,840
Fidelity Hedged Equity ETF	188,571,155	180,731,848
Fidelity Yield Enhanced Equity ETF	8,944,767	1,829,838

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Dynamic Buffered Equity ETF	.48%
Fidelity Hedged Equity ETF	.48%
Fidelity Yield Enhanced Equity ETF	.28%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Dynamic Buffered Equity ETF	95
Fidelity Hedged Equity ETF	3,366
Fidelity Yield Enhanced Equity ETF	104

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Dynamic Buffered Equity ETF	70,609	30,611	(242)
Fidelity Hedged Equity ETF	4,091,992	1,494,785	19,450
Fidelity Yield Enhanced Equity ETF	73,596	39,410	(631)

Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of income. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Hedged Equity ETF	2	-	-
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)	Expiration Date
Fidelity Dynamic Buffered Equity ETF	.48%	2,228	May 31, 2026
Fidelity Hedged Equity ETF	.48%	93,359	May 31, 2026
Fidelity Yield Enhanced Equity ETF	.28%	2,305	August 31, 2026

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates ($)	Custodian credits ($)	Transfer Agent credits ($)
Fidelity Dynamic Buffered Equity ETF	-	299	-
Fidelity Hedged Equity ETF	-	262	-
Fidelity Yield Enhanced Equity ETF	-	195	-

Effective September 1, 2025, the investment adviser has contractually agreed to waive Fidelity Yield Enhanced Equity ETF's management fee on the first $250 million of the Fund's assets.
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9911148.101
HBE-SANN-0925
Fidelity® Equity Market Neutral Fund

Semi-Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity Market Neutral Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 85.1%
	Shares	Value ($)
AUSTRALIA - 3.2%
Materials - 3.2%
Chemicals - 1.8%
Orica Ltd	19,243	262,784
Metals & Mining - 1.4%
BHP Group Ltd (United Kingdom)	7,885	198,582
TOTAL AUSTRALIA		461,366
BERMUDA - 1.4%
Financials - 1.4%
Insurance - 1.4%
RenaissanceRe Holdings Ltd	805	196,211
CANADA - 6.1%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
TELUS Corp	10,370	167,046
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Aritzia Inc Subordinate Voting Shares (a)	2,322	124,630
Financials - 1.9%
Banks - 1.9%
Royal Bank of Canada	2,169	278,310
Materials - 1.0%
Containers & Packaging - 1.0%
CCL Industries Inc Class B	2,468	137,952
Utilities - 1.2%
Electric Utilities - 1.2%
Emera Inc	3,743	175,750
TOTAL CANADA		883,688
CHINA - 3.6%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
PDD Holdings Inc Class A ADR (a)	1,749	198,424
Industrials - 0.7%
Ground Transportation - 0.7%
Full Truck Alliance Co Ltd ADR	9,570	110,533
Utilities - 1.5%
Gas Utilities - 1.5%
ENN Energy Holdings Ltd	26,700	217,606
TOTAL CHINA		526,563
FINLAND - 1.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Elisa Oyj A Shares	1,444	74,418
Materials - 0.7%
Paper & Forest Products - 0.7%
Stora Enso Oyj R Shares	9,159	94,426
TOTAL FINLAND		168,844
FRANCE - 4.0%
Communication Services - 0.4%
Media - 0.4%
IPSOS SA	1,622	73,115
Financials - 2.9%
Banks - 1.4%
BNP Paribas SA	2,257	205,789
Insurance - 1.5%
SCOR SE	6,452	211,172
TOTAL FINANCIALS		416,961

Materials - 0.7%
Chemicals - 0.7%
Air Liquide SA	482	94,827
TOTAL FRANCE		584,903
GERMANY - 3.1%
Health Care - 1.8%
Health Care Providers & Services - 1.8%
Fresenius SE & Co KGaA	5,198	249,024
Industrials - 1.3%
Air Freight & Logistics - 1.3%
Deutsche Post AG	4,290	192,216
TOTAL GERMANY		441,240
INDONESIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Nickel Industries Ltd	322,126	151,331
ITALY - 1.8%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
De' Longhi SpA	1,804	59,415
Financials - 1.4%
Financial Services - 1.4%
Nexi SpA (b)(c)	36,338	207,759
TOTAL ITALY		267,174
JAPAN - 6.2%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Nifco Inc/Japan	3,500	85,400
Consumer Staples - 1.5%
Household Products - 1.5%
Lion Corp	21,600	210,445
Industrials - 2.7%
Machinery - 2.7%
Makita Corp	8,000	247,666
Miura Co Ltd	7,100	141,569
		389,235
Materials - 1.4%
Chemicals - 1.4%
Kuraray Co Ltd	16,800	207,706
TOTAL JAPAN		892,786
KOREA (SOUTH) - 2.8%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
KT Corp	3,865	152,430
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	781	150,449
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	2,069	104,803
TOTAL INFORMATION TECHNOLOGY		255,252

TOTAL KOREA (SOUTH)		407,682
NETHERLANDS - 0.6%
Industrials - 0.6%
Electrical Equipment - 0.6%
TKH Group NV depository receipt	2,274	93,838
NORWAY - 1.5%
Financials - 1.5%
Insurance - 1.5%
Storebrand ASA A Shares	15,632	222,716
SPAIN - 2.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (b)(c)	2,388	84,480
Industrials - 1.5%
Machinery - 1.5%
Fluidra SA	8,488	212,716
TOTAL SPAIN		297,196
SWEDEN - 1.4%
Consumer Discretionary - 1.4%
Automobile Components - 1.4%
Autoliv Inc	1,757	195,993
SWITZERLAND - 2.2%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA Series A	642	104,823
Information Technology - 0.7%
Software - 0.7%
Temenos AG	1,118	100,685
Materials - 0.8%
Chemicals - 0.8%
DSM-Firmenich AG	1,151	110,588
TOTAL SWITZERLAND		316,096
TAIWAN - 3.4%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Far EasTone Telecommunications Co Ltd	68,000	185,045
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	8,000	307,299
TOTAL TAIWAN		492,344
THAILAND - 0.8%
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
CP ALL PCL	85,100	122,562
UNITED KINGDOM - 5.2%
Communication Services - 2.1%
Interactive Media & Services - 1.5%
Auto Trader Group PLC (b)(c)	19,232	212,317
Media - 0.6%
WPP PLC	16,528	89,489
TOTAL COMMUNICATION SERVICES		301,806

Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
ConvaTec Group PLC (b)(c)	47,690	147,000
Utilities - 2.1%
Multi-Utilities - 2.1%
Centrica PLC	137,694	299,318
TOTAL UNITED KINGDOM		748,124
UNITED STATES - 33.5%
Communication Services - 2.2%
Interactive Media & Services - 2.2%
Meta Platforms Inc Class A	416	321,751
Consumer Discretionary - 2.5%
Hotels, Restaurants & Leisure - 2.5%
Carnival Corp (a)	3,508	104,433
Expedia Group Inc Class A	1,451	261,499
		365,932
Consumer Staples - 3.1%
Consumer Staples Distribution & Retail - 2.5%
Dollar General Corp	1,257	131,859
Dollar Tree Inc (a)	1,992	226,192
		358,051
Food Products - 0.6%
Darling Ingredients Inc (a)	2,953	95,618
TOTAL CONSUMER STAPLES		453,669

Energy - 0.9%
Energy Equipment & Services - 0.9%
Valaris Ltd (a)	2,613	127,070
Financials - 7.9%
Banks - 4.5%
Comerica Inc	1,557	105,206
JPMorgan Chase & Co	935	276,985
Wells Fargo & Co	3,082	248,503
		630,694
Capital Markets - 1.9%
Morgan Stanley	1,963	279,649
Financial Services - 1.5%
Apollo Global Management Inc	1,497	217,544
TOTAL FINANCIALS		1,127,887

Health Care - 4.4%
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp (a)	2,584	271,113
Insulet Corp (a)	697	201,015
		472,128
Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co	3,758	162,759
TOTAL HEALTH CARE		634,887

Industrials - 4.7%
Aerospace & Defense - 2.1%
L3Harris Technologies Inc	1,112	305,600
Air Freight & Logistics - 1.3%
FedEx Corp	828	185,050
Building Products - 0.7%
Fortune Brands Innovations Inc	1,809	98,663
Professional Services - 0.6%
TransUnion	922	87,765
TOTAL INDUSTRIALS		677,078

Information Technology - 5.1%
IT Services - 1.7%
Cognizant Technology Solutions Corp Class A	3,399	243,912
Software - 3.4%
Fair Isaac Corp (a)	110	158,039
Microsoft Corp	602	321,167
		479,206
TOTAL INFORMATION TECHNOLOGY		723,118

Materials - 1.2%
Metals & Mining - 1.2%
Steel Dynamics Inc	1,329	169,527
Real Estate - 0.6%
Residential REITs - 0.6%
Sun Communities Inc	719	89,178
Utilities - 0.9%
Electric Utilities - 0.9%
NRG Energy Inc	820	137,104
TOTAL UNITED STATES		4,827,201
TOTAL COMMON STOCKS (Cost $11,339,766)		12,297,858

Money Market Funds - 13.6%
	Yield (%)	Shares	Value ($)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class (d) (Cost $1,971,886)	4.34	1,971,886	1,971,886

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $13,311,652)	14,269,744
NET OTHER ASSETS (LIABILITIES) - 1.3%	194,707
NET ASSETS - 100.0%	14,464,451

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	155	USD	100	HSBC Bank PLC	8/01/25	0
EUR	87	USD	100	HSBC Bank PLC	8/01/25	0
GBP	285	USD	377	HSBC Bank PLC	8/01/25	(1)
GBP	110	USD	146	UBS AG	8/01/25	(1)
GBP	121	USD	161	HSBC Bank PLC	8/04/25	0
GBP	429	USD	567	JPMorgan Chase Bank NA	8/04/25	(1)
HKD	46,500	USD	5,922	JPMorgan Chase Bank NA	8/01/25	2
HKD	78,000	USD	9,963	Goldman Sachs International	8/28/25	(4)
HKD	89,000	USD	11,374	HSBC Bank PLC	8/28/25	(9)
SEK	86,000	USD	9,074	HSBC Bank PLC	8/28/25	(275)
SEK	263,000	USD	27,701	Morgan Stanley	8/28/25	(792)
THB	57,000	USD	1,775	Goldman Sachs International	8/28/25	(33)
THB	120,000	USD	3,744	Goldman Sachs International	8/28/25	(77)
THB	131,000	USD	4,053	UBS AG	8/28/25	(49)
THB	1,015,000	USD	31,499	UBS AG	8/28/25	(480)
TWD	271,000	USD	9,250	UBS AG	8/28/25	(173)
USD	424,675	AUD	651,000	UBS AG	8/28/25	6,118
USD	922,406	CAD	1,259,000	UBS AG	8/28/25	12,638
USD	194,062	CHF	154,000	UBS AG	8/28/25	3,874
USD	22,822	CHF	18,000	UBS AG	8/28/25	592
USD	13,884	CNY	99,000	HSBC Bank PLC	8/28/25	109
USD	196,175	CNY	1,404,000	HSBC Bank PLC	8/28/25	821
USD	2,097	EUR	1,834	HSBC Bank PLC	8/01/25	4
USD	1,934,053	EUR	1,648,000	JPMorgan Chase Bank NA	8/28/25	50,260
USD	166,077	EUR	145,000	UBS AG	8/28/25	331
USD	2,716	GBP	2,054	Morgan Stanley	8/01/25	4
USD	55,691	GBP	42,000	HSBC Bank PLC	8/28/25	210
USD	901,460	GBP	668,000	UBS AG	8/28/25	19,053
USD	217,286	HKD	1,700,000	HSBC Bank PLC	8/28/25	215
USD	917,821	JPY	134,769,000	Goldman Sachs International	8/28/25	21,660
USD	413,876	KRW	572,483,000	Goldman Sachs International	8/28/25	3,025
USD	225,418	NOK	2,292,000	Goldman Sachs International	8/28/25	3,693
USD	2,940	SEK	28,000	HSBC Bank PLC	8/28/25	75
USD	14,964	SEK	143,000	JPMorgan Chase Bank NA	8/28/25	333
USD	12,710	SEK	122,000	JPMorgan Chase Bank NA	8/28/25	227
USD	5,900	SEK	56,000	Morgan Stanley	8/28/25	170
USD	52,597	TWD	1,543,000	Goldman Sachs International	8/28/25	916
USD	5,861	TWD	175,000	HSBC Bank PLC	8/28/25	(1)
USD	4,676	TWD	136,000	Morgan Stanley	8/28/25	120

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						122,554
Unrealized Appreciation						124,450
Unrealized Depreciation						(1,896)

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.32% plus or minus a specified spread ranging from (4.17)% to .31% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	Jun 2039 - Jul 2040	3,946,130	(164,010)	23,366	(140,644)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -8.2%
Health Care - 8.2%
Health Care Equipment & Supplies - 8.2%
Dexcom Inc (1)				2,068	167,032	(11,498)
TOTAL HEALTH CARE					167,032	(11,498)
TOTAL UNITED STATES					167,032	(11,498)
TOTAL LONG					167,032	(11,498)

SHORT
Common Stocks
CHINA -15.1%
Consumer Discretionary - 15.1%
Automobiles - 15.1%
NIO Inc Class A ADR (1)				(15,057)	(73,328)	(21,231)
TOTAL CONSUMER DISCRETIONARY					(73,328)	(21,231)
TOTAL CHINA					(73,328)	(21,231)
THAILAND -26.3%
Information Technology - 26.3%
Electronic Equipment, Instruments & Components - 26.3%
Delta Electronics Thailand PCL depository receipt				(27,300)	(120,456)	(37,065)
TOTAL INFORMATION TECHNOLOGY					(120,456)	(37,065)
TOTAL THAILAND					(120,456)	(37,065)
UNITED STATES -66.9%
Consumer Discretionary - (6.4)%
Hotels, Restaurants & Leisure - (8.6)%
Light & Wonder Inc Class A (1)				(2,912)	(280,484)	(1,456)
Papa John's International Inc				(1,747)	(74,090)	13,528
					(354,574)	12,072
Household Durables - 10.0%
DR Horton Inc				(996)	(142,269)	(14,094)
Textiles, Apparel & Luxury Goods - (7.8)%
Lululemon Athletica Inc (1)				(319)	(63,969)	11,002
TOTAL CONSUMER DISCRETIONARY					(560,812)	8,980
Energy - (1.7)%
Energy Equipment & Services - (1.7)%
NOV Inc				(16,065)	(202,098)	2,410
TOTAL ENERGY					(202,098)	2,410
Financials - 30.8%
Banks - 0.3%
Fifth Third Bancorp				(6,890)	(286,417)	(414)
Capital Markets - 32.7%
Carlyle Group Inc/The				(3,624)	(219,832)	(34,392)
Cboe Global Markets Inc				(1,088)	(262,252)	(13,100)
CME Group Inc Class A				(766)	(213,162)	(2,697)
MarketAxess Holdings Inc				(793)	(162,962)	11,142
T Rowe Price Group Inc				(1,292)	(131,073)	(6,913)
					(989,281)	(45,960)
Financial Services - 15.1%
WEX Inc (1)				(934)	(158,481)	(21,295)
Insurance - (17.3)%
Brown & Brown Inc				(1,333)	(121,796)	24,274
TOTAL FINANCIALS					(1,555,975)	(43,395)
Health Care - 8.6%
Health Care Equipment & Supplies - 8.6%
Medtronic PLC				(2,865)	(258,538)	(12,090)
TOTAL HEALTH CARE					(258,538)	(12,090)
Industrials - 53.2%
Building Products - 11.2%
Lennox International Inc				(380)	(231,421)	(15,773)
Electrical Equipment - 35.8%
GE Vernova Inc (1)				(214)	(141,302)	(33,942)
Rockwell Automation Inc				(754)	(265,189)	(16,407)
					(406,491)	(50,349)
Professional Services - 6.2%
Dayforce Inc (1)				(3,436)	(198,154)	(8,693)
TOTAL INDUSTRIALS					(836,066)	(74,815)
Information Technology - (17.6)%
Semiconductors & Semiconductor Equipment - (17.6)%
Texas Instruments Inc				(949)	(171,825)	24,694
TOTAL INFORMATION TECHNOLOGY					(171,825)	24,694
TOTAL UNITED STATES					(3,585,314)	(94,216)
TOTAL COMMON STOCKS					(3,779,098)	(152,512)
TOTAL SHORT					(3,779,098)	(152,512)

TOTAL SWAP COMPONENTS					(3,612,066)	(164,010)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 3.68% plus or minus a specified spread ranging from (.10)% to (.02)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	Nov 2039	32,098	(3)	47	44

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
AUSTRALIA -(6.8)%
Financials - 1268.2%
Banks - 1268.2%
Westpac Banking Corp				(870)	(18,783)	558
TOTAL FINANCIALS					(18,783)	558
Health Care - (1275.0)%
Health Care Providers & Services - (1275.0)%
Sonic Healthcare Ltd				(754)	(13,315)	(561)
TOTAL HEALTH CARE					(13,315)	(561)
TOTAL AUSTRALIA					(32,098)	(3)
TOTAL COMMON STOCKS					(32,098)	(3)
TOTAL SHORT					(32,098)	(3)

TOTAL SWAP COMPONENTS					(32,098)	(3)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.92% plus or minus a specified spread ranging from (2.50)% to (.20)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	Jun 2039 - Jul 2040	1,495,914	38,152	4,286	42,438

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
AUSTRIA -34.2%
Energy - 34.2%
Oil, Gas & Consumable Fuels - 34.2%
OMV AG				(4,809)	(245,205)	14,494
TOTAL ENERGY					(245,205)	14,494
TOTAL AUSTRIA					(245,205)	14,494
FINLAND -3.9%
Materials - 3.9%
Containers & Packaging - 3.9%
Huhtamaki Oyj				(1,672)	(57,701)	1,641
TOTAL MATERIALS					(57,701)	1,641
TOTAL FINLAND					(57,701)	1,641
FRANCE -23.1%
Financials - 23.1%
Financial Services - 23.1%
Worldline SA/France (1)				(23,395)	(85,542)	9,804
TOTAL FINANCIALS					(85,542)	9,804
TOTAL FRANCE					(85,542)	9,804
GERMANY -(6.5)%
Information Technology - (6.5)%
Software - (6.5)%
Nemetschek SE				(1,414)	(211,550)	(2,743)
TOTAL INFORMATION TECHNOLOGY					(211,550)	(2,743)
TOTAL GERMANY					(211,550)	(2,743)
ITALY -(3.9)%
Energy - (3.9)%
Oil, Gas & Consumable Fuels - (3.9)%
Eni SpA				(9,671)	(165,058)	(1,652)
TOTAL ENERGY					(165,058)	(1,652)
TOTAL ITALY					(165,058)	(1,652)
KOREA (SOUTH) -11.2%
Consumer Discretionary - 11.2%
Hotels, Restaurants & Leisure - 11.2%
Delivery Hero SE (1)				(5,884)	(176,533)	4,770
TOTAL CONSUMER DISCRETIONARY					(176,533)	4,770
TOTAL KOREA (SOUTH)					(176,533)	4,770
NETHERLANDS -7.0%
Financials - 7.0%
Capital Markets - 7.0%
Euronext NV				(1,373)	(221,868)	2,978
TOTAL FINANCIALS					(221,868)	2,978
TOTAL NETHERLANDS					(221,868)	2,978
SPAIN -(2.5)%
Utilities - (2.5)%
Independent Power and Renewable Electricity Producers - (2.5)%
EDP Renovaveis SA				(8,428)	(99,066)	(1,059)
TOTAL UTILITIES					(99,066)	(1,059)
TOTAL SPAIN					(99,066)	(1,059)
TOTAL COMMON STOCKS					(1,262,523)	28,233
Preferred Stock
GERMANY -23.4%
Consumer Discretionary - 23.4%
Automobiles - 23.4%
Volkswagen AG				(2,232)	(233,391)	9,919
TOTAL CONSUMER DISCRETIONARY					(233,391)	9,919
TOTAL GERMANY					(233,391)	9,919
TOTAL SHORT					(1,495,914)	38,152

TOTAL SWAP COMPONENTS					(1,495,914)	38,152

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA benchmark of 4.22% plus or minus a specified spread of (.17)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	Mar 2039 - Aug 2040	811,831	10,443	5,031	15,474

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CHILE -26.7%
Materials - 26.7%
Metals & Mining - 26.7%
Antofagasta PLC				(2,885)	(71,515)	4,133
TOTAL MATERIALS					(71,515)	4,133
TOTAL CHILE					(71,515)	4,133
UNITED KINGDOM -19.6%
Financials - 5.8%
Banks - 5.8%
Barclays PLC				(63,365)	(309,729)	896
TOTAL FINANCIALS					(309,729)	896
Industrials - 13.8%
Trading Companies & Distributors - 13.8%
Howden Joinery Group PLC				(11,160)	(129,699)	2,141
TOTAL INDUSTRIALS					(129,699)	2,141
TOTAL UNITED KINGDOM					(439,428)	3,037
UNITED STATES -21.2%
Health Care - 3.3%
Pharmaceuticals - 3.3%
GSK PLC				(9,609)	(176,748)	510
TOTAL HEALTH CARE					(176,748)	510
Materials - 17.9%
Construction Materials - 17.9%
CRH PLC (United Kingdom)				(1,307)	(124,140)	2,763
TOTAL MATERIALS					(124,140)	2,763
TOTAL UNITED STATES					(300,888)	3,273
TOTAL COMMON STOCKS					(811,831)	10,443
TOTAL SHORT					(811,831)	10,443

TOTAL SWAP COMPONENTS					(811,831)	10,443

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 1.03% plus or minus a specified spread of (.25)% on short/long CFDs, respectively, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	Jul 2039	109,166	(4,615)	42	(4,573)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
HONG KONG -100.9%
Utilities - 100.9%
Electric Utilities - 100.9%
CK Infrastructure Holdings Ltd				(15,500)	(109,166)	(4,615)
TOTAL UTILITIES					(109,166)	(4,615)
TOTAL HONG KONG					(109,166)	(4,615)
TOTAL SHORT					(109,166)	(4,615)

TOTAL SWAP COMPONENTS					(109,166)	(4,615)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.36% plus or minus a specified spread ranging from (.75)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	Jul 2029 - May 2030	461,524	(1,239)	(820)	(2,059)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
TAIWAN -(191.2)%
Communication Services - (191.2)%
Diversified Telecommunication Services - (76.8)%
Chunghwa Telecom Co Ltd				(10,000)	(43,116)	1,582
Insurance - (114.4)%
Fubon Financial Holding Co Ltd				(26,000)	(71,200)	2,356
TOTAL COMMUNICATION SERVICES					(114,316)	3,938
TOTAL TAIWAN					(114,316)	3,938
THAILAND -505.9%
Information Technology - 505.9%
Electronic Equipment, Instruments & Components - 505.9%
Delta Electronics Thailand PCL depository receipt				(9,700)	(42,799)	(10,418)
TOTAL INFORMATION TECHNOLOGY					(42,799)	(10,418)
TOTAL THAILAND					(42,799)	(10,418)
UNITED STATES -(254.5)%
Health Care - (254.5)%
Health Care Equipment & Supplies - (254.5)%
Becton Dickinson & Co				(797)	(142,065)	(925)
Solventum Corp (1)				(2,275)	(162,344)	6,166
					(304,409)	5,241
TOTAL HEALTH CARE					(304,409)	5,241
TOTAL UNITED STATES					(304,409)	5,241
TOTAL COMMON STOCKS					(461,524)	(1,239)
TOTAL SHORT					(461,524)	(1,239)

TOTAL SWAP COMPONENTS					(461,524)	(1,239)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 3.6% plus or minus a specified spread ranging from (.29)% to (.10)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	Jul 2029 - Jun 2030	332,710	(1,572)	558	(1,014)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
AUSTRALIA -155.1%
Financials - 81.5%
Banks - (75.1)%
Westpac Banking Corp				(5,265)	(113,672)	762
Insurance - 156.6%
Medibank Pvt Ltd				(44,600)	(145,771)	(1,588)
TOTAL FINANCIALS					(259,443)	(826)
Health Care - 73.6%
Health Care Providers & Services - 73.6%
Sonic Healthcare Ltd				(4,149)	(73,267)	(746)
TOTAL HEALTH CARE					(73,267)	(746)
TOTAL AUSTRALIA					(73,267)	(746)
TOTAL COMMON STOCKS					(332,710)	(1,572)
TOTAL SHORT					(332,710)	(1,572)

TOTAL SWAP COMPONENTS					(332,710)	(1,572)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA benchmark of 2.77% plus or minus a specified spread ranging from (.20)% to (.10)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	Jul 2029 - Mar 2030	606,908	(353)	(231)	(584)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CANADA -(1965.8)%
Consumer Discretionary - (345.4)%
Broadline Retail - (345.4)%
Canadian Tire Corp Ltd Class A				(672)	(90,004)	2,017
TOTAL CONSUMER DISCRETIONARY					(90,004)	2,017
Financials - (744.5)%
Insurance - (744.5)%
Sun Life Financial Inc				(4,019)	(245,039)	4,348
TOTAL FINANCIALS					(245,039)	4,348
Information Technology - (875.9)%
Software - (875.9)%
BlackBerry Ltd (1)				(16,793)	(61,810)	5,115
TOTAL INFORMATION TECHNOLOGY					(61,810)	5,115
TOTAL CANADA					(396,853)	11,480
UNITED STATES -2026.3%
Industrials - 2026.3%
Commercial Services & Supplies - 2026.3%
GFL Environmental Inc Subordinate Voting Shares				(4,171)	(210,055)	(11,833)
TOTAL INDUSTRIALS					(210,055)	(11,833)
TOTAL UNITED STATES					(210,055)	(11,833)
TOTAL COMMON STOCKS					(606,908)	(353)
TOTAL SHORT					(606,908)	(353)

TOTAL SWAP COMPONENTS					(606,908)	(353)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.04)% plus or minus a specified spread of (.25)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	Jul 2029 - Sep 2029	386,688	2,823	22	2,845

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWITZERLAND -99.2%
Financials - (6.1)%
Insurance - (6.1)%
Zurich Insurance Group AG				(276)	(188,261)	(173)
TOTAL FINANCIALS					(188,261)	(173)
Industrials - (17.4)%
Building Products - (17.4)%
Geberit AG				(130)	(99,871)	(494)
TOTAL INDUSTRIALS					(99,871)	(494)
Materials - 122.7%
Chemicals - 122.7%
Clariant AG				(9,530)	(98,556)	3,490
TOTAL MATERIALS					(98,556)	3,490
TOTAL SWITZERLAND					(386,688)	2,823
TOTAL COMMON STOCKS					(386,688)	2,823
TOTAL SHORT					(386,688)	2,823

TOTAL SWAP COMPONENTS					(386,688)	2,823

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.92% plus or minus a specified spread of (.17)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	Nov 2029	131,033	(1,249)	254	(995)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
AUSTRIA -125.5%
Utilities - 125.5%
Electric Utilities - 125.5%
Verbund AG Class A				(1,757)	(131,033)	(1,249)
TOTAL UTILITIES					(131,033)	(1,249)
TOTAL AUSTRIA					(131,033)	(1,249)
TOTAL SHORT					(131,033)	(1,249)

TOTAL SWAP COMPONENTS					(131,033)	(1,249)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA benchmark of 4.22% plus or minus a specified spread of .25% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	Jul 2029	416,818	4,454	4,528	8,982

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED KINGDOM -49.6%
Consumer Discretionary - (3.1)%
Diversified Consumer Services - (3.1)%
Auction Technology Group PLC (1)				8,007	52,080	(283)
TOTAL CONSUMER DISCRETIONARY					52,080	(283)
Industrials - (8.2)%
Commercial Services & Supplies - (8.2)%
Serco Group PLC				16,980	46,867	(735)
TOTAL INDUSTRIALS					46,867	(735)
Utilities - 60.9%
Electric Utilities - 31.5%
SSE PLC				9,812	240,514	2,833
Multi-Utilities - 29.4%
National Grid PLC				5,505	77,357	2,639
TOTAL UTILITIES					317,871	5,472
TOTAL UNITED KINGDOM					416,818	4,454
TOTAL COMMON STOCKS					416,818	4,454
TOTAL LONG					416,818	4,454

TOTAL SWAP COMPONENTS					416,818	4,454

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 1.03% plus or minus a specified spread ranging from (.25)% to (.05)% on short/long CFDs, respectively, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	Oct 2029 - Jun 2030	372,713	(14,212)	154	(14,058)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CHINA -52.9%
Industrials - 52.9%
Air Freight & Logistics - 52.9%
ZTO Express Cayman Inc A Shares				(10,750)	(209,567)	(7,442)
TOTAL INDUSTRIALS					(209,567)	(7,442)
TOTAL CHINA					(209,567)	(7,442)
HONG KONG -48.2%
Utilities - 48.2%
Electric Utilities - 48.2%
CK Infrastructure Holdings Ltd				(4,000)	(28,172)	(2,108)
Power Assets Holdings Ltd				(20,500)	(134,974)	(4,662)
					(163,146)	(6,770)
TOTAL UTILITIES					(163,146)	(6,770)
TOTAL HONG KONG					(163,146)	(6,770)
TOTAL COMMON STOCKS					(372,713)	(14,212)
TOTAL SHORT					(372,713)	(14,212)

TOTAL SWAP COMPONENTS					(372,713)	(14,212)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR benchmark of .48% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	Jul 2029 - Jun 2030	2,149,770	41,353	(5,926)	35,427

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
JAPAN -104.0%
Consumer Discretionary - 30.8%
Hotels, Restaurants & Leisure - 30.8%
Resorttrust Inc				21,700	268,808	10,902
TOTAL CONSUMER DISCRETIONARY					268,808	10,902
Industrials - 21.8%
Machinery - 21.8%
Harmonic Drive Systems Inc				3,500	66,357	7,725
TOTAL INDUSTRIALS					66,357	7,725
Information Technology - 51.4%
IT Services - 51.4%
Simplex Holdings Inc				8,700	236,178	18,194
TOTAL INFORMATION TECHNOLOGY					236,178	18,194
TOTAL JAPAN					571,343	36,821
TOTAL COMMON STOCKS					571,343	36,821
TOTAL LONG					571,343	36,821

SHORT
Common Stocks
JAPAN -12.9%
Communication Services - 65.2%
Entertainment - 65.2%
Capcom Co Ltd				(7,500)	(190,918)	21,377
Nintendo Co Ltd				(3,200)	(267,453)	1,705
					(458,371)	23,082
TOTAL COMMUNICATION SERVICES					(458,371)	23,082
Consumer Staples - 81.7%
Food Products - 34.4%
Yakult Honsha Co Ltd				(8,200)	(131,918)	12,176
Household Products - (3.6)%
Unicharm Corp				(23,200)	(160,478)	(1,287)
Personal Care Products - 50.9%
Shiseido Co Ltd				(17,000)	(276,344)	18,020
TOTAL CONSUMER STAPLES					(568,740)	28,909
Health Care - (29.2)%
Pharmaceuticals - (29.2)%
Otsuka Holdings Co Ltd				(3,100)	(147,590)	(10,344)
TOTAL HEALTH CARE					(147,590)	(10,344)
Industrials - (104.7)%
Machinery - (104.7)%
Mitsubishi Heavy Industries Ltd				(13,100)	(312,781)	(37,092)
TOTAL INDUSTRIALS					(312,781)	(37,092)
Information Technology - (0.1)%
IT Services - (0.1)%
Otsuka Corp				(4,800)	(90,946)	(32)
TOTAL INFORMATION TECHNOLOGY					(90,946)	(32)
TOTAL JAPAN					(1,578,428)	4,523
TOTAL COMMON STOCKS					(1,578,428)	4,523
TOTAL SHORT					(1,578,428)	4,532

TOTAL SWAP COMPONENTS					(1,007,085)	41,353

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.36% plus or minus a specified spread of (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	Jun 2026	635,143	28,233	(1,047)	27,186

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
UNITED STATES -103.8%
Communication Services - 12.9%
Diversified Telecommunication Services - 12.9%
Verizon Communications Inc				(4,424)	(189,170)	3,495
TOTAL COMMUNICATION SERVICES					(189,170)	3,495
Consumer Discretionary - 18.4%
Hotels, Restaurants & Leisure - 18.4%
Hilton Worldwide Holdings Inc				(938)	(251,459)	5,009
TOTAL CONSUMER DISCRETIONARY					(251,459)	5,009
Health Care - 26.8%
Health Care Equipment & Supplies - 26.8%
Envista Holdings Corp (1)				(4,863)	(91,862)	7,295
TOTAL HEALTH CARE					(91,862)	7,295
Materials - 45.7%
Chemicals - 45.7%
PPG Industries Inc				(973)	(102,652)	12,434
TOTAL MATERIALS					(102,652)	12,434
TOTAL UNITED STATES					(635,143)	28,233
TOTAL COMMON STOCKS					(635,143)	28,233
TOTAL SHORT					(635,143)	28,233

TOTAL SWAP COMPONENTS					(635,143)	28,233

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA benchmark of 2.75% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	Nov 2026	108,348	8,364	120	8,484

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
ZAMBIA -98.6%
Materials - 98.6%
Metals & Mining - 98.6%
First Quantum Minerals Ltd (1)				(6,446)	(108,348)	8,364
TOTAL MATERIALS					(108,348)	8,364
TOTAL ZAMBIA					(108,348)	8,364
TOTAL SHORT					(108,348)	8,364

TOTAL SWAP COMPONENTS					(108,348)	8,364

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.03)% plus or minus a specified spread of .14% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	Jun 2026	192,861	(3,026)	(121)	(3,147)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -96.2%
Health Care - 96.2%
Pharmaceuticals - 96.2%
Roche Holding AG				618	192,861	(3,026)
TOTAL HEALTH CARE					192,861	(3,026)
TOTAL UNITED STATES					192,861	(3,026)
TOTAL LONG					192,861	(3,026)

TOTAL SWAP COMPONENTS					192,861	(3,026)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.92% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	Jun 2026	942,018	25,070	(1,234)	23,836

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
FRANCE -(37.1)%
Information Technology - (37.1)%
IT Services - (37.1)%
Sopra Steria Group				490	105,910	(8,844)
TOTAL INFORMATION TECHNOLOGY					105,910	(8,844)
TOTAL FRANCE					105,910	(8,844)
GERMANY -123.9%
Consumer Discretionary - (0.7)%
Automobile Components - (0.7)%
Continental AG				2,188	187,770	(163)
TOTAL CONSUMER DISCRETIONARY					187,770	(163)
Industrials - 124.6%
Electrical Equipment - 124.6%
Siemens Energy AG (1)				2,874	332,748	29,709
TOTAL INDUSTRIALS					332,748	29,709
TOTAL GERMANY					520,518	29,546
NETHERLANDS -30.3%
Financials - 30.3%
Insurance - 30.3%
NN Group NV				2,183	147,382	7,224
TOTAL FINANCIALS					147,382	7,224
TOTAL NETHERLANDS					147,382	7,224
TOTAL COMMON STOCKS					773,810	27,926
TOTAL LONG					773,810	27,926

SHORT
Common Stocks
GERMANY -(13.1)%
Consumer Discretionary - (13.1)%
Automobiles - (13.1)%
Dr Ing hc F Porsche AG (1)				(1,961)	(99,435)	(3,128)
TOTAL CONSUMER DISCRETIONARY					(99,435)	(3,128)
TOTAL GERMANY					(99,435)	(3,128)
SPAIN -1.1%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Telefonica SA				(13,326)	(68,773)	272
TOTAL COMMUNICATION SERVICES					(68,773)	272
TOTAL SPAIN					(68,773)	272
TOTAL COMMON STOCKS					(168,208)	(2,856)
TOTAL SHORT					(168,208)	(2,856)

TOTAL SWAP COMPONENTS					605,602	25,070

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR-1M benchmark of 4.30% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	Jun 2026	173,879	(3,832)	628	(3,204)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
NORWAY -119.6%
Energy - 119.6%
Oil, Gas & Consumable Fuels - 119.6%
Equinor ASA				(6,769)	(173,879)	(3,832)
TOTAL ENERGY					(173,879)	(3,832)
TOTAL NORWAY					(173,879)	(3,832)
TOTAL SHORT					(173,879)	(3,832)

TOTAL SWAP COMPONENTS					(173,879)	(3,832)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 2.11% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	Jun 2026	321,736	17,128	(30)	17,098

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
SWEDEN -89.1%
Communication Services - 89.1%
Wireless Telecommunication Services - 89.1%
Tele2 AB B Shares				13,405	207,184	15,239
TOTAL COMMUNICATION SERVICES					207,184	15,239
TOTAL SWEDEN					207,184	15,239
TOTAL LONG					207,184	15,239

SHORT
Common Stocks
SWEDEN -11.0%
Materials - 11.0%
Paper & Forest Products - 11.0%
Svenska Cellulosa AB SCA B Shares				(9,128)	(114,552)	1,889
TOTAL MATERIALS					(114,552)	1,889
TOTAL SWEDEN					(114,552)	1,889
TOTAL SHORT					(114,552)	1,889

TOTAL SWAP COMPONENTS					92,632	17,128

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.36% plus or minus a specified spread of .13% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	Oct 2025	104,062	4,609	139	4,748

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
TAIWAN -97.1%
Financials - 97.1%
Insurance - 97.1%
Fubon Financial Holding Co Ltd				(38,000)	(104,062)	4,609
TOTAL FINANCIALS					(104,062)	4,609
TOTAL TAIWAN					(104,062)	4,609
TOTAL SHORT					(104,062)	4,609

TOTAL SWAP COMPONENTS					(104,062)	4,609

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.92% plus or minus a specified spread ranging of .28% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	Oct 2025	583,811	7,203	447	7,650

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SPAIN -(0.3)%
Utilities - (0.3)%
Independent Power and Renewable Electricity Producers - (0.3)%
EDP Renovaveis SA				(100)	(1,175)	(26)
TOTAL UTILITIES					(1,175)	(26)
TOTAL SPAIN					(1,175)	(26)
ITALY -29.1%
Utilities - 29.1%
Electric Utilities - 29.1%
Enel SpA				(11,810)	(104,144)	2,229
TOTAL UTILITIES					(104,144)	2,229
TOTAL ITALY					(104,144)	2,229
FRANCE -(175.2)%
Health Care - (175.2)%
Health Care Equipment & Supplies - (175.2)%
EssilorLuxottica SA				(702)	(208,773)	(13,400)
TOTAL HEALTH CARE					(208,773)	(13,400)
TOTAL FRANCE					(208,773)	(13,400)
NETHERLANDS -240.5%
Communication Services - 240.5%
Entertainment - 240.5%
Universal Music Group NV				(9,376)	(269,719)	18,400
TOTAL COMMUNICATION SERVICES					(269,719)	18,400
TOTAL NETHERLANDS					(269,719)	18,400
TOTAL COMMON STOCKS					(583,811)	7,203
TOTAL SHORT					(583,811)	7,203

TOTAL SWAP COMPONENTS					(583,811)	7,203

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 2.10% plus or minus a specified spread of .13% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	Oct 2025	245,693	(12,397)	727	(11,670)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWEDEN -106.2%
Information Technology - 106.2%
Electronic Equipment, Instruments & Components - 106.2%
Hexagon AB B Shares				(22,360)	(245,693)	(12,397)
TOTAL INFORMATION TECHNOLOGY					(245,693)	(12,397)
TOTAL SWEDEN					(245,693)	(12,397)
TOTAL SHORT					(245,693)	(12,397)

TOTAL SWAP COMPONENTS					(245,693)	(12,397)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.36% plus or minus a specified spread ranging from (.24)% to (.09)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	UBS AG	Jun 2027 - Mar 2028	1,336,632	100,437	(10,461)	89,976

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
TAIWAN -5.9%
Communication Services - 5.9%
Diversified Telecommunication Services - 5.9%
Chunghwa Telecom Co Ltd				(53,000)	(228,511)	5,272
TOTAL COMMUNICATION SERVICES					(228,511)	5,272
TOTAL TAIWAN					(228,511)	5,272
UNITED STATES -105.7%
Communication Services - 24.2%
Diversified Telecommunication Services - 4.7%
AT&T Inc				(7,135)	(195,570)	4,209
Media - 19.5%
Charter Communications Inc Class A (1)				(435)	(117,172)	17,570
TOTAL COMMUNICATION SERVICES					(312,742)	21,779
Consumer Discretionary - 28.6%
Specialty Retail - 15.8%
Advance Auto Parts Inc				(2,528)	(134,161)	14,182
Textiles, Apparel & Luxury Goods - 12.8%
Deckers Outdoor Corp (1)				(1,082)	(114,876)	11,556
TOTAL CONSUMER DISCRETIONARY					(249,037)	25,738
Health Care - 28.3%
Health Care Equipment & Supplies - 28.3%
Baxter International Inc				(3,418)	(74,376)	25,498
TOTAL HEALTH CARE					(74,376)	25,498
Industrials - 12.4%
Aerospace & Defense - 12.4%
Howmet Aerospace Inc				(1,148)	(206,376)	11,193
TOTAL INDUSTRIALS					(206,376)	11,193
Information Technology - 12.2%
IT Services - 3.7%
IBM Corporation				(507)	(128,347)	3,331
Software - 8.5%
Procore Technologies Inc (1)				(1,916)	(137,243)	7,626
TOTAL INFORMATION TECHNOLOGY					(265,590)	10,957
TOTAL UNITED STATES					(1,108,121)	95,165
TOTAL COMMON STOCKS					(1,336,632)	100,437
TOTAL SHORT					(1,336,632)	100,437

TOTAL SWAP COMPONENTS					(1,336,632)	100,437

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.92% plus or minus a specified spread of .10% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	UBS AG	Jun 2027 - Mar 2028	238,435	(8,918)	51	(8,867)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SPAIN -100.6%
Financials - 100.6%
Banks - 100.6%
CaixaBank SA				(25,343)	(238,435)	(8,918)
TOTAL FINANCIALS					(238,435)	(8,918)
TOTAL SPAIN					(238,435)	(8,918)
TOTAL SHORT					(238,435)	(8,918)

TOTAL SWAP COMPONENTS					(238,435)	(8,918)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA benchmark of 4.22% plus or minus a specified spread of .22% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	UBS AG	Jun 2027 - Mar 2028	468,853	4,922	283	5,205

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
UNITED KINGDOM -94.6%
Consumer Discretionary - 94.6%
Diversified Consumer Services - (81.7)%
Pearson PLC				(16,597)	(234,697)	(4,252)
Textiles, Apparel & Luxury Goods - 176.3%
Burberry Group PLC (1)				(13,804)	(234,156)	9,174
TOTAL CONSUMER DISCRETIONARY					(468,853)	4,922
TOTAL UNITED KINGDOM					(468,853)	4,922
TOTAL COMMON STOCKS					(468,853)	4,922
TOTAL SHORT					(468,853)	4,922

TOTAL SWAP COMPONENTS					(468,853)	4,922

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR benchmark of .48% plus or minus a specified spread of .22% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	UBS AG	Jun 2027 - Mar 2028	96,367	(3,645)	155	(3,490)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
JAPAN -104.4%
Financials - 104.4%
Insurance - 104.4%
Tokio Marine Holdings Inc				2,400	96,367	(3,645)
TOTAL FINANCIALS					96,367	(3,645)
TOTAL JAPAN					96,367	(3,645)
TOTAL SHORT					96,367	(3,645)

TOTAL SWAP COMPONENTS					96,367	(3,645)

(1) Non-income producing.

Benchmark Abbreviations
BBSW-1M	Bank Bill Swap Rate
CORRA	Canadian Overnight Repo Rate Average
ESTR-1D	Euro Short-Term Rate
HIBOR-1M	Hong Kong Interbank Offered Rate
NIBOR-1M	Norwegian Interbank Offered Rate
SARON-1D	Swiss Average Rate Overnight
SOFR-1D	Secured Overnight Financing Rate
SONIA	Sterling Overnight Average
STIBO-1M	Stockholm Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese (Peoples Rep) Yuan
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $651,556 or 4.5% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $651,556 or 4.5% of net assets.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,360,091	720,810	639,281	-
Consumer Discretionary	1,134,617	944,394	190,223	-
Consumer Staples	786,676	453,669	333,007	-
Energy	127,070	127,070	-	-
Financials	2,449,844	2,244,055	205,789	-
Health Care	1,030,911	1,030,911	-	-
Industrials	1,675,616	1,094,165	581,451	-
Information Technology	1,386,354	823,803	562,551	-
Materials	1,427,723	600,487	827,236	-
Real Estate	89,178	89,178	-	-
Utilities	829,778	612,172	217,606	-

Money Market Funds	1,971,886	1,971,886	-	-
Total Investments in Securities:	14,269,744	10,712,600	3,557,144	-
Derivative Instruments:

Assets
Swaps	289,393	-	289,393	-
Forward Foreign Currency Contracts	124,450	-	124,450	-
Total Assets	413,843	-	413,843	-

Liabilities
Swaps	(194,305)	-	(194,305)	-
Forward Foreign Currency Contracts	(1,896)	-	(1,896)	-
Total Liabilities	(196,201)	-	(196,201)	-
Total Derivative Instruments:	217,642	-	217,642	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Swaps (a)	289,393	(194,305)
Total Equity Risk	289,393	(194,305)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	124,450	(1,896)
Total Foreign Exchange Risk	124,450	(1,896)
Total Value of Derivatives	413,843	(196,201)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Goldman Sachs International	87,250	(145,331)	-	58,081	-
HSBC Bank PLC	13,832	(11,956)	-	-	1,876
JPMorgan Chase Bank NA	98,076	(18,711)	-	-	79,365
Morgan Stanley	76,898	(7,143)	-	-	69,755
UBS AG	137,787	(13,060)	-	-	124,727
Total	$413,843	$(196,201)	$-	$58,081	$275,723

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,311,652)		$14,269,744
Segregated cash with brokers for derivative instruments		270,000
Foreign currency held at value (cost $10,014)		10,016
Unrealized appreciation on forward foreign currency contracts		124,450
Receivable for fund shares sold		6,175
Dividends receivable		25,147
Bi-lateral OTC swaps, at value		289,393
Receivable from investment adviser for expense reductions		8,353
Receivable from affiliate		19,747
Total assets		15,023,025
Liabilities
Payable to custodian bank	$281,097
Unrealized depreciation on forward foreign currency contracts	1,896
Payable for unsettled total return swaps	1,249
Payable for fund shares redeemed	10,000
Bi-lateral OTC swaps, at value	194,305
Accrued management fee	11,800
Distribution and service plan fees payable	1,458
Audit fee payable	43,018
Other payables and accrued expenses	13,751
Total liabilities		558,574
Net Assets		$14,464,451
Net Assets consist of:
Paid in capital		$13,654,646
Total accumulated earnings (loss)		809,805
Net Assets		$14,464,451

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,089,488 ÷ 108,090 shares)(a)		$10.08
Maximum offering price per share (100/94.25 of $10.08)		$10.69
Class M :
Net Asset Value and redemption price per share ($1,031,549 ÷ 102,632 shares)(a)		$10.05
Maximum offering price per share (100/96.50 of $10.05)		$10.41
Class C :
Net Asset Value and offering price per share ($999,615 ÷ 100,000 shares)(a)		$10.00
Fidelity Equity Market Neutral Fund :
Net Asset Value, offering price and redemption price per share ($9,211,958 ÷ 911,392 shares)		$10.11
Class I :
Net Asset Value, offering price and redemption price per share ($1,120,556 ÷ 110,866 shares)		$10.11
Class Z :
Net Asset Value, offering price and redemption price per share ($1,011,285 ÷ 100,000 shares)		$10.11
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$303,953
Income before foreign taxes withheld		$303,953
Less foreign taxes withheld		(14,070)
Total income		289,883
Expenses
Management fee	$67,940
Distribution and service plan fees	8,700
Custodian fees and expenses	3,171
Independent trustees' fees and expenses	2,915
Registration fees	126,035
Audit fees	56,970
Total expenses before reductions	265,731
Expense reductions	(182,251)
Total expenses after reductions		83,480
Net Investment income (loss)		206,403
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	38,269
Forward foreign currency contracts	(374,257)
Foreign currency transactions	19,802
Swaps	(62,037)
Total net realized gain (loss)		(378,223)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	434,116
Forward foreign currency contracts	143,063
Assets and liabilities in foreign currencies	(156)
Swaps	47,947
Total change in net unrealized appreciation (depreciation)		624,970
Net gain (loss)		246,747
Net increase (decrease) in net assets resulting from operations		$453,150
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	For the period June 25, 2024 (commencement of operations) through January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$206,403	$98,457
Net realized gain (loss)	(378,223)	(858,040)
Change in net unrealized appreciation (depreciation)	624,970	550,316
Net increase (decrease) in net assets resulting from operations	453,150	(209,267)
Share transactions - net increase (decrease)	1,035,222	13,185,346
Total increase (decrease) in net assets	1,488,372	12,976,079

Net Assets
Beginning of period	12,976,079	-
End of period	$14,464,451	$12,976,079

Financial Highlights
Fidelity Advisor® Equity Market Neutral Fund Class A

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.08 D
Net realized and unrealized gain (loss)	.20 E	(.34)
Total from investment operations	.34	(.26)
Net asset value, end of period	$10.08	$9.74
Total Return F,G,H	3.49 % E	(2.60)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	4.01% K	3.25% K,L
Expenses net of fee waivers, if any	1.35 % K	1.36% K
Expenses net of all reductions, if any	1.35% K	1.34% K
Net investment income (loss)	2.90% K	.74% D,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,089	$1,015
Portfolio turnover rate M	56 % K	78% K

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.16)%.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 3.35%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class M

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.73	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.06 D
Net realized and unrealized gain (loss)	.19 E	(.33)
Total from investment operations	.32	(.27)
Net asset value, end of period	$10.05	$9.73
Total Return F,G,H	3.29 % E	(2.70)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	4.26% K	3.50% K,L
Expenses net of fee waivers, if any	1.60 % K	1.61% K
Expenses net of all reductions, if any	1.60% K	1.59% K
Net investment income (loss)	2.65% K	.49% D,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,032	$973
Portfolio turnover rate M	56 % K	78% K

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.42)%.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 3.15%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class C

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.03 D
Net realized and unrealized gain (loss)	.19 E	(.33)
Total from investment operations	.30	(.30)
Net asset value, end of period	$10.00	$9.70
Total Return F,G,H	3.09 % E	(3.00)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	4.76% K	4.00% K,L
Expenses net of fee waivers, if any	2.10 % K	2.12% K
Expenses net of all reductions, if any	2.10% K	2.09% K
Net investment income (loss)	2.15% K	(.02)% D,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,000	$970
Portfolio turnover rate M	56 % K	78% K

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.92)%.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.95%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Equity Market Neutral Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.09 D
Net realized and unrealized gain (loss)	.19 E	(.33)
Total from investment operations	.35	(.24)
Net asset value, end of period	$10.11	$9.76
Total Return F,G	3.59 % E	(2.40)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	3.78% J	2.97% J,K
Expenses net of fee waivers, if any	1.10 % J	1.11% J
Expenses net of all reductions, if any	1.10% J	1.08% J
Net investment income (loss)	3.15% J	.99% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$9,212	$8,026
Portfolio turnover rate L	56 % J	78% J

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .09%.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 3.45%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class I

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.09 D
Net realized and unrealized gain (loss)	.19 E	(.33)
Total from investment operations	.35	(.24)
Net asset value, end of period	$10.11	$9.76
Total Return F,G	3.59 % E	(2.40)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	3.77% J	3.00% J,K
Expenses net of fee waivers, if any	1.10 % J	1.11% J
Expenses net of all reductions, if any	1.10% J	1.08% J
Net investment income (loss)	3.15% J	.99% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,121	$1,017
Portfolio turnover rate L	56 % J	78% J

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .09%.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 3.45%.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class Z

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.10 D
Net realized and unrealized gain (loss)	.19 E	(.34)
Total from investment operations	.35	(.24)
Net asset value, end of period	$10.11	$9.76
Total Return F,G	3.59 % E	(2.40)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	3.71% J	2.95% J,K
Expenses net of fee waivers, if any	1.05 % J	1.06% J
Expenses net of all reductions, if any	1.05% J	1.03% J
Net investment income (loss)	3.20% J	1.04% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,011	$976
Portfolio turnover rate L	56 % J	78% J

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 3.45%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Equity Market Neutral Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Equity Market Neutral Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency.  Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, contracts for difference, passive foreign investment companies (PFIC), net operating losses and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,866,381
Gross unrealized depreciation	(690,637)
Net unrealized appreciation (depreciation)	$1,175,744
Tax cost	$13,311,652

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(145,806)
Total capital loss carryforward	$(145,806)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Equity Market Neutral Fund
Equity Risk
Swaps	(62,037)	47,947
Total Equity Risk	(62,037)	47,947
Foreign Exchange Risk
Forward Foreign Currency Contracts	(374,257)	143,063
Total Foreign Exchange Risk	(374,257)	143,063
Totals	(436,294)	191,010

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Equity Market Neutral Fund	6,337,819

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Equity Market Neutral Fund	16,330,522

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into contracts for difference (CFD), which are total return swap transactions, to obtain exposure to long and/or short positions in a single equity stock or financial index for hedging, efficient portfolio management and investment purposes. The Fund may trade in and out of these long and short positions and receives the economic benefits and risks equivalent to direct investments in these positions, which includes unrealized appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Fund and the counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables).
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Market Neutral Fund	4,660,583	3,096,315

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except third-party expenses (including custody, audit and registration fees) and certain other limited exceptions. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	1.00%
Class M	1.00%
Class C	1.00%
Fidelity Equity Market Neutral Fund	1.00%
Class I	1.00%
Class Z	.95%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,309	1,272
Class M	.25%	.25%	2,486	2,462
Class C	.75%	.25%	4,905	4,905
			8,700	8,639
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	292
292

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, Fidelity Management & Research Company LLC (FMR) reimbursed the Fund $19,747 for an operational error which is included within Share Transactions in the accompanying Statement of Changes in Net Assets.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.35%	13,927
Class M	1.60%	13,232
Class C	2.10%	13,054
Fidelity Equity Market Neutral Fund	1.10%	114,909
Class I	1.10%	13,957
Class Z	1.05%	13,172
		182,251
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2025	Year ended January 31, 2025A	Six months ended July 31, 2025	Year ended January 31, 2025A
Fidelity Equity Market Neutral Fund
Class A
Shares sold	3,915	104,175	$39,949	$1,040,000
Net increase (decrease)	3,915	104,175	$39,949	$1,040,000
Class M
Shares sold	2,632	100,000	$27,275	$1,000,004
Net increase (decrease)	2,632	100,000	$27,275	$1,000,004
Class C
Shares sold	-	100,000	$1,364	$1,000,000
Net increase (decrease)	-	100,000	$1,364	$1,000,000
Fidelity Equity Market Neutral Fund
Shares sold	212,284	843,074	$2,114,513	$8,304,570
Shares redeemed	(123,314)	(20,652)	(1,217,541)	(199,218)
Net increase (decrease)	88,970	822,422	$896,972	$8,105,352
Class I
Shares sold	6,696	104,318	$68,288	$1,041,400
Shares redeemed	(1)	(147)	(6)	(1,410)
Net increase (decrease)	6,695	104,171	$68,282	$1,039,990
Class Z
Shares sold	-	100,000	$1,384	$1,000,000
Shares redeemed	-	-	(4)	-
Net increase (decrease)	-	100,000	$1,380	$1,000,000

A For the period June 25, 2024 (commencement of operations) through July 31, 2025.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Equity Market Neutral Fund	70%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9911986.101
EMN-SANN-0925
Fidelity® SAI Managed Futures Fund

Semi-Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Managed Futures Fund
Consolidated Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 4.9%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $3,041,384)	4,940	3,136,405

U.S. Treasury Obligations - 84.6%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 9/18/2025 (c)(d) (Cost $53,995,810)	4.23 to 4.28	54,300,000	53,991,281

Money Market Funds - 12.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $8,160,928)	4.33	8,159,296	8,160,928

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $65,198,122)	65,288,614
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(1,453,295)
NET ASSETS - 100.0%	63,835,319

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CBOT Soybean Contracts (United States)	6	Nov 2025	296,775	(8,997)	(8,997)
CBOT Soybean Oil Contracts (United States)	15	Jan 2026	493,650	8,695	8,695
CEC Silver Bullion Contracts (United States)	1	Sep 2025	183,560	(3,848)	(3,848)
CME Copper Contracts (United States)	8	Dec 2025	884,700	(98,120)	(98,120)
CME Lean Hogs Contracts (United States)	171	Dec 2025	5,589,990	(193,864)	(193,864)
CME Live Cattle Contracts (United States)	1	Oct 2025	89,260	4,619	4,619
CME Live Cattle Contracts (United States)	8	Dec 2025	716,560	48,835	48,835
ICE Brent Crude Oil Contracts (United Kingdom)	7	Nov 2025	487,340	13,242	13,242
ICE Brent Crude Oil Contracts (United Kingdom)	8	Sep 2025	566,400	26,507	26,507
ICE Cocoa Contracts (United States)	1	Dec 2025	77,410	(7,053)	(7,053)
ICE Gas Oil Contracts (United Kingdom)	11	Sep 2025	769,450	22,280	22,280
ICE Gas Oil Contracts (United Kingdom)	11	Jan 2026	735,350	19,368	19,368
LME Aluminum Contracts (United Kingdom)	32	Sep 2025	2,051,088	(29,837)	(29,837)
LME Lead Contracts (United Kingdom)	29	Sep 2025	1,415,207	(49,175)	(49,175)
LME Nickel Contracts (United Kingdom)	10	Sep 2025	890,329	(18,938)	(18,938)
LME Zinc Contracts (United Kingdom)	19	Sep 2025	1,311,960	(1,576)	(1,576)
NYMEX Gasoline RBOB Contracts (United States)	11	Dec 2025	890,597	29,434	29,434
NYMEX Heating Oil Contracts (United States)	8	Aug 2025	805,022	29,115	29,115
NYMEX Heating Oil Contracts (United States)	10	Dec 2025	984,144	26,658	26,658
NYMEX Natural Gas Contracts (United States)	11	Aug 2025	341,660	(47,782)	(47,782)
NYMEX Palladium Bullion Contracts (United States)	2	Sep 2025	241,260	14,755	14,755
NYMEX Platinum Bullion Contracts (United States)	7	Oct 2025	454,685	(5,868)	(5,868)
NYMEX WTI Crude Contracts (United States)	7	Dec 2025	462,770	17,913	17,913
NYMEX WTI Crude Contracts (United States)	7	Aug 2025	484,820	23,713	23,713

TOTAL COMMODITY CONTRACTS					(179,924)

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	14	Sep 2025	1,957,544	36,868	36,868
CBOT E-mini Dow Jones Industrial Average Index Contracts (United States)	1	Sep 2025	221,525	63	63
CME E-Mini S&P 500 Index Contracts (United States)	1	Sep 2025	318,713	4,110	4,110
CME E-Mini S&P MidCap 400 Index Contracts (United States)	1	Sep 2025	316,510	(6,692)	(6,692)
CME Russell 2000 Index Contracts (United States)	2	Sep 2025	222,020	(4,794)	(4,794)
Eurex Deutschland Euro Stoxx 50 Contracts (Germany)	17	Sep 2025	1,035,981	4,878	4,878
Eurex Deutschland Swiss Market Index Contracts (Germany)	7	Sep 2025	1,018,221	(12,484)	(12,484)
Euronext CAC 40 Index Contracts (France)	10	Aug 2025	887,682	1,507	1,507
FTSE/JSE Top 40 Index Contracts (South Africa)	12	Sep 2025	600,163	10,392	10,392
HKFE HSI Contracts (Hong Kong)	15	Aug 2025	848,885	(32,432)	(32,432)
HKFE HSI Contracts (Hong Kong)	6	Aug 2025	945,707	(30,250)	(30,250)
ICE Financial Times 100 Contracts (United Kingdom)	11	Sep 2025	1,325,457	41,577	41,577
ICE MSCI EAFE Index Contracts (United States)	8	Sep 2025	1,045,360	(18,649)	(18,649)
ICE MSCI Emerging Markets Index Contracts (United States)	21	Sep 2025	1,300,215	18,473	18,473
IDEM FTSE MIB Index Contracts (Italy)	4	Sep 2025	938,295	34,055	34,055
KRX KOSPI 200 Index Contracts (South Korea)	14	Sep 2025	1,098,445	62,436	62,436
MEFF IBEX 35 Index Contracts (Spain)	3	Aug 2025	493,556	15,787	15,787
NSE IFSC Limited S&P CNX Nifty Index Contracts (India)	11	Aug 2025	546,403	1,073	1,073
Nasdaq Stockholm AB OMXS30 Index Contracts (Sweden)	23	Aug 2025	606,469	1,873	1,873
OSE Nikkei 225 Index Contracts (Japan)	3	Sep 2025	819,629	38,010	38,010
OSE TOPIX Contracts (Japan)	5	Sep 2025	977,785	43,094	43,094
SGX-DC FTSE China A50 Index Contracts (Singapore)	72	Aug 2025	991,944	(14,516)	(14,516)
SGX-DC FTSE Taiwan RIC Capped Price Return TWD Index Contracts (Singapore)	21	Aug 2025	1,635,480	21,245	21,245
SGX-DC MSCI Index Contracts (Singapore)	78	Aug 2025	2,536,322	(30,469)	(30,469)
TFX SET50 Index Contracts (Thailand)	188	Sep 2025	925,750	81,548	81,548
TME S&P/TSX 60 Index Contracts (Canada)	5	Sep 2025	1,170,107	25,637	25,637

TOTAL EQUITY CONTRACTS					292,340

Interest Rate Contracts
ASX 10Y Treasury Bond Contracts (Australia)	17	Sep 2025	1,243,127	(6,916)	(6,916)
CBOT 10 Year US Treasury Bond Contracts (United States)	2	Sep 2025	222,125	(3)	(3)
Eurex Deutschland French Government Contracts (Germany)	20	Sep 2025	2,813,971	(15,629)	(15,629)
Eurex Deutschland Italian Republic Contracts (Germany)	22	Sep 2025	3,031,849	(2,586)	(2,586)
ICE 3M Sonia O/N Deposit Rates Swap Contracts (United Kingdom)	26	Sep 2026	8,282,490	(3,589)	(3,589)
ICE Three Month EURIBOR Index Contracts (United States)	122	Sep 2025	34,113,949	(31,849)	(31,849)
ICE Three Month EURIBOR Index Contracts (United States)	47	Dec 2025	13,151,645	(13,087)	(13,087)
ICE Three Month EURIBOR Index Contracts (United States)	32	Jun 2026	8,956,594	(7,999)	(7,999)
ICE Three Month EURIBOR Index Contracts (United States)	38	Mar 2026	10,637,040	(9,211)	(9,211)
ICE Three Month SONIA Index Contracts (United States)	26	Jun 2026	8,276,481	(4,551)	(4,551)
OSE Japan Government Contracts (Japan)	9	Sep 2025	8,237,865	(54,991)	(54,991)

TOTAL INTEREST RATE CONTRACTS					(150,411)

TOTAL PURCHASED					(37,995)

Sold

Commodity Contracts
CBOT Corn Contracts (United States)	47	Sep 2025	925,900	46,787	46,787
CBOT Corn Contracts (United States)	36	Dec 2025	744,750	23,199	23,199
CBOT Hard Red Winter Wheat Contracts (United States)	6	Sep 2025	157,875	6,506	6,506
CBOT Hard Red Winter Wheat Contracts (United States)	10	Dec 2025	272,375	11,393	11,393
CBOT Soybean Meal Contracts (United States)	20	Dec 2025	552,000	38,066	38,066
CBOT Soybean Meal Contracts (United States)	6	Jan 2026	167,820	7,272	7,272
CBOT Soybean Oil Contracts (United States)	10	Dec 2025	328,440	(5,073)	(5,073)
CBOT Soybeans Contracts (United States)	11	Jan 2026	554,125	14,169	14,169
CBOT Wheat Contracts (United States)	3	Sep 2025	78,488	5,090	5,090
CBOT Wheat Contracts (United States)	9	Dec 2025	244,125	12,647	12,647
CEC Copper Contracts (United States)	1	Sep 2025	108,863	12,735	12,735
CME Lean Hogs Contracts (United States)	166	Oct 2025	5,947,780	224,352	224,352
ICE Cocoa Contracts (United States)	10	Sep 2025	850,600	28,351	28,351
ICE Coffee Contracts (United States)	1	Dec 2025	108,263	(191)	(191)
ICE Cotton No 2 Contracts (United States)	23	Dec 2025	773,375	15,032	15,032
ICE Sugar Contracts (United States)	8	Sep 2025	146,496	1,879	1,879
ICE Sugar Contracts (United States)	24	Feb 2026	456,154	6,196	6,196
LME Aluminum Contracts (United Kingdom)	12	Sep 2025	769,158	20	20
LME Lead Contracts (United Kingdom)	15	Sep 2025	732,004	17,165	17,165
LME Nickel Contracts (United Kingdom)	3	Sep 2025	267,099	1,511	1,511
LME Zinc Contracts (United Kingdom)	12	Sep 2025	828,606	(20,123)	(20,123)
NYMEX Gasoline RBOB Contracts (United States)	3	Aug 2025	273,911	(6,387)	(6,387)
NYMEX Natural Gas Contracts (United States)	4	Dec 2025	179,880	8,450	8,450

TOTAL COMMODITY CONTRACTS					449,046

Interest Rate Contracts
ASX 3Y Treasury Bond Contracts (Australia)	51	Sep 2025	3,517,162	(114)	(114)
CBOT 2 Year US Treasury Note Contracts (United States)	124	Sep 2025	25,669,938	76,554	76,554
CBOT 5 Year US Treasury Note Contracts (United States)	38	Sep 2025	4,111,422	7,509	7,509
CBOT US Treasury Long Bond Contracts (United States)	9	Sep 2025	1,027,688	(4,607)	(4,607)
CBOT US Treasury Ultra Bond Contracts (United States)	10	Sep 2025	1,171,563	(3,641)	(3,641)
CME Three-Month SOFR Index Contracts (United States)	63	Dec 2025	15,082,988	10,734	10,734
CME Three-Month SOFR Index Contracts (United States)	9	Sep 2026	2,169,675	1,458	1,458
CME Three-Month SOFR Index Contracts (United States)	60	Jun 2026	14,427,000	30,935	30,935
CME Three-Month SOFR Index Contracts (United States)	61	Mar 2026	14,635,425	26,233	26,233
Eurex 30Y Deutschland Contracts (Germany)	6	Sep 2025	803,724	8,022	8,022
Eurex Euro-Bobl contracts (Germany)	15	Sep 2025	2,007,428	3,241	3,241
Eurex Euro-Bund Contracts (Germany)	7	Sep 2025	1,036,095	(937)	(937)
Eurex Euro-Schatz Contracts (Germany)	186	Sep 2025	22,722,776	39,706	39,706
ICE Long GILT Futures (United Kingdom)	8	Sep 2025	973,689	(3,303)	(3,303)
ICE Three Month SONIA Index Contracts (United States)	101	Dec 2025	32,044,235	3,690	3,690
ICE Three Month SONIA Index Contracts (United States)	19	Mar 2026	6,040,042	(443)	(443)
KRX 10Y Korean Treasury Bond Contracts (South Korea)	8	Sep 2025	679,658	(3,765)	(3,765)
KRX 3Y Korean Treasury Bond Contracts (South Korea)	71	Sep 2025	5,457,468	(2,994)	(2,994)
TME Three Month CORRA Contracts (Canada)	54	Dec 2025	9,481,957	209	209
TME Three Month CORRA Contracts (Canada)	2	Sep 2026	351,490	(75)	(75)
TME Three Month CORRA Contracts (Canada)	4	Jun 2026	703,125	(114)	(114)
TME Three Month CORRA Contracts (Canada)	34	Mar 2026	5,975,336	(176)	(176)
TMX 10Y Canadian Bond Contracts (Canada)	12	Sep 2025	1,043,764	(4,298)	(4,298)

TOTAL INTEREST RATE CONTRACTS					183,824

TOTAL SOLD					632,870

TOTAL FUTURES CONTRACTS					594,875
The notional amount of futures purchased as a percentage of Net Assets is 227.2%
The notional amount of futures sold as a percentage of Net Assets is 292.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	285,000	USD	186,508	Bank of America NA	9/17/25	(3,196)
AUD	373,000	USD	240,233	Bank of America NA	9/17/25	(318)
AUD	209,000	USD	138,346	Bank of America NA	9/17/25	(3,917)
AUD	190,000	USD	123,592	Bank of America NA	9/17/25	(1,383)
AUD	1,608,000	USD	1,055,179	Bank of America NA	9/17/25	(20,911)
AUD	1,998,000	USD	1,306,049	Royal Bank of Canada	9/17/25	(20,931)
AUD	2,733,000	USD	1,772,851	Royal Bank of Canada	9/17/25	(14,980)
BRL	6,525,000	USD	1,157,736	Bank of America NA	10/02/25	(10,169)
BRL	586,000	USD	105,159	Bank of America NA	10/02/25	(2,098)
BRL	571,000	USD	100,422	Bank of America NA	10/02/25	1
BRL	4,594,000	USD	815,986	Bank of America NA	10/02/25	(8,028)
BRL	1,104,000	USD	194,229	Bank of America NA	10/02/25	(66)
BRL	726,000	USD	128,883	Bank of America NA	10/02/25	(1,200)
BRL	5,025,000	USD	895,259	Royal Bank of Canada	10/02/25	(11,501)
CAD	165,000	USD	121,425	Bank of America NA	9/17/25	(2,078)
CAD	165,000	USD	121,048	Bank of America NA	9/17/25	(1,701)
CAD	899,000	USD	658,455	Bank of America NA	9/17/25	(8,194)
CAD	2,994,000	USD	2,205,071	Bank of America NA	9/17/25	(39,464)
CAD	972,000	USD	715,851	Bank of America NA	9/17/25	(12,788)
CAD	298,000	USD	218,821	Bank of America NA	9/17/25	(3,273)
CAD	168,000	USD	123,600	Royal Bank of Canada	9/17/25	(2,083)
CAD	322,000	USD	236,964	Royal Bank of Canada	9/17/25	(4,056)
CAD	235,000	USD	172,937	Royal Bank of Canada	9/17/25	(2,957)
CAD	236,000	USD	172,761	Royal Bank of Canada	9/17/25	(2,059)
CAD	4,415,000	USD	3,249,851	Royal Bank of Canada	9/17/25	(56,412)
CAD	3,708,000	USD	2,717,602	Royal Bank of Canada	9/17/25	(35,548)
CHF	80,000	USD	101,230	Bank of America NA	9/17/25	(2,175)
CHF	328,000	USD	416,124	Bank of America NA	9/17/25	(9,999)
CHF	80,000	USD	100,307	Bank of America NA	9/17/25	(1,252)
CHF	250,000	USD	309,640	Royal Bank of Canada	9/17/25	(93)
CLP	875,518,000	USD	929,425	Bank of America NA	9/17/25	(29,205)
CLP	120,564,000	USD	127,987	Bank of America NA	9/17/25	(4,022)
CLP	601,805,000	USD	647,102	Bank of America NA	9/17/25	(28,318)
CLP	681,963,000	USD	729,372	Royal Bank of Canada	9/17/25	(28,168)
CNH	737,000	USD	102,990	Bank of America NA	9/17/25	(408)
CNH	778,000	USD	109,087	Bank of America NA	9/17/25	(798)
CNH	722,000	USD	101,169	Bank of America NA	9/17/25	(675)
COP	5,348,157,000	USD	1,293,387	Bank of America NA	9/17/25	(21,585)
COP	3,657,720,000	USD	898,041	Bank of America NA	9/17/25	(28,228)
COP	412,500,000	USD	101,526	Bank of America NA	9/17/25	(3,433)
COP	4,204,974,000	USD	1,015,694	Royal Bank of Canada	9/17/25	(15,743)
COP	534,692,000	USD	130,604	Royal Bank of Canada	9/17/25	(3,453)
CZK	2,152,000	USD	102,158	Bank of America NA	9/17/25	(2,119)
CZK	9,567,000	USD	453,469	Bank of America NA	9/17/25	(8,735)
CZK	2,348,000	USD	112,802	Bank of America NA	9/17/25	(3,652)
CZK	10,557,000	USD	501,290	Royal Bank of Canada	9/17/25	(10,534)
CZK	14,237,000	USD	660,945	Royal Bank of Canada	9/17/25	880
EUR	101,000	USD	118,853	Bank of America NA	9/17/25	(3,241)
EUR	89,000	USD	105,230	Bank of America NA	9/17/25	(3,354)
EUR	708,000	USD	833,189	Bank of America NA	9/17/25	(22,759)
EUR	1,070,000	USD	1,236,185	Royal Bank of Canada	9/17/25	(11,382)
EUR	814,000	USD	958,023	Royal Bank of Canada	9/17/25	(26,258)
GBP	79,000	USD	107,467	Bank of America NA	9/17/25	(3,089)
GBP	75,000	USD	101,342	Bank of America NA	9/17/25	(2,249)
GBP	408,000	USD	548,462	Bank of America NA	9/17/25	(9,396)
GBP	203,000	USD	275,361	Bank of America NA	9/17/25	(7,149)
GBP	370,000	USD	496,680	Bank of America NA	9/17/25	(7,821)
GBP	93,000	USD	125,013	Bank of America NA	9/17/25	(2,138)
GBP	661,000	USD	903,290	Bank of America NA	9/17/25	(29,950)
GBP	334,000	USD	458,991	Bank of America NA	9/17/25	(17,696)
GBP	838,000	USD	1,125,975	Royal Bank of Canada	9/17/25	(18,775)
GBP	255,000	USD	349,708	Royal Bank of Canada	9/17/25	(12,791)
GBP	236,000	USD	317,319	Royal Bank of Canada	9/17/25	(5,506)
HUF	37,838,000	USD	110,295	Bank of America NA	9/17/25	(2,588)
HUF	247,223,000	USD	721,352	Bank of America NA	9/17/25	(17,624)
HUF	36,931,000	USD	107,835	Bank of America NA	9/17/25	(2,710)
HUF	372,119,000	USD	1,053,052	Royal Bank of Canada	9/17/25	6,197
HUF	280,984,000	USD	821,920	Royal Bank of Canada	9/17/25	(22,090)
IDR	2,920,514,000	USD	179,184	Bank of America NA	9/17/25	(1,908)
IDR	5,128,185,000	USD	312,599	Bank of America NA	9/17/25	(1,318)
IDR	1,895,087,000	USD	116,442	Bank of America NA	9/17/25	(1,410)
IDR	2,451,145,000	USD	150,840	Bank of America NA	9/17/25	(2,055)
IDR	1,709,975,000	USD	104,458	Bank of America NA	9/17/25	(662)
IDR	4,634,807,000	USD	285,482	Bank of America NA	9/17/25	(4,150)
IDR	1,650,510,000	USD	100,887	Bank of America NA	9/17/25	(701)
IDR	1,983,246,000	USD	120,841	Bank of America NA	9/17/25	(458)
IDR	2,286,020,000	USD	139,886	Bank of America NA	9/17/25	(1,125)
IDR	1,753,111,000	USD	107,586	Bank of America NA	9/17/25	(1,172)
IDR	5,478,201,000	USD	336,602	Royal Bank of Canada	9/17/25	(4,075)
INR	229,109,000	USD	2,641,026	Bank of America NA	9/17/25	(28,960)
INR	10,051,000	USD	116,926	Bank of America NA	9/17/25	(2,335)
INR	11,359,000	USD	132,020	Bank of America NA	9/17/25	(2,516)
INR	11,549,000	USD	133,824	Bank of America NA	9/17/25	(2,154)
INR	124,721,000	USD	1,450,750	Bank of America NA	9/17/25	(28,809)
INR	9,092,000	USD	105,086	Bank of America NA	9/17/25	(1,428)
INR	158,004,000	USD	1,841,217	Royal Bank of Canada	9/17/25	(39,817)
JPY	74,479,000	USD	520,473	Bank of America NA	9/17/25	(24,048)
JPY	124,534,000	USD	866,179	Royal Bank of Canada	9/17/25	(36,121)
JPY	88,634,000	USD	617,652	Royal Bank of Canada	9/17/25	(26,879)
KRW	153,923,000	USD	112,550	Bank of America NA	9/17/25	(1,944)
KRW	230,224,000	USD	170,347	Bank of America NA	9/17/25	(4,912)
KRW	151,867,000	USD	111,503	Bank of America NA	9/17/25	(2,374)
KRW	155,201,000	USD	112,710	Bank of America NA	9/17/25	(1,185)
KRW	174,826,000	USD	128,700	Royal Bank of Canada	9/17/25	(3,073)
MXN	2,138,000	USD	113,619	Bank of America NA	9/17/25	(844)
MXN	1,897,000	USD	100,248	Bank of America NA	9/17/25	(186)
MXN	2,451,000	USD	131,283	Bank of America NA	9/17/25	(1,998)
MXN	16,774,000	USD	881,783	Bank of America NA	9/17/25	3,008
MXN	24,012,000	USD	1,250,517	Royal Bank of Canada	9/17/25	16,063
MXN	19,098,000	USD	1,004,944	Royal Bank of Canada	9/17/25	2,433
NOK	6,874,000	USD	683,863	Bank of America NA	9/17/25	(18,786)
NOK	1,047,000	USD	103,945	Bank of America NA	9/17/25	(2,645)
NOK	1,204,000	USD	119,791	Bank of America NA	9/17/25	(3,301)
NOK	2,578,000	USD	253,815	Royal Bank of Canada	9/17/25	(4,387)
NOK	1,821,000	USD	180,531	Royal Bank of Canada	9/17/25	(4,344)
NZD	466,000	USD	280,470	Bank of America NA	9/17/25	(5,501)
NZD	364,000	USD	219,102	Bank of America NA	9/17/25	(4,320)
NZD	228,000	USD	135,982	Bank of America NA	9/17/25	(1,448)
NZD	727,000	USD	431,294	Bank of America NA	9/17/25	(2,319)
NZD	679,000	USD	402,718	Bank of America NA	9/17/25	(2,065)
NZD	166,000	USD	99,955	Bank of America NA	9/17/25	(2,005)
NZD	1,534,000	USD	932,620	Bank of America NA	9/17/25	(27,464)
NZD	262,000	USD	157,317	Bank of America NA	9/17/25	(2,720)
NZD	253,000	USD	149,959	Bank of America NA	9/17/25	(674)
NZD	2,046,000	USD	1,241,644	Royal Bank of Canada	9/17/25	(34,376)
NZD	2,571,000	USD	1,551,203	Royal Bank of Canada	9/17/25	(34,152)
PHP	106,702,000	USD	1,872,622	Bank of America NA	9/17/25	(42,456)
PHP	65,138,000	USD	1,148,818	Bank of America NA	9/17/25	(31,563)
PHP	77,354,000	USD	1,365,231	Royal Bank of Canada	9/17/25	(38,446)
PLN	386,000	USD	105,865	Bank of America NA	9/17/25	(2,943)
PLN	364,000	USD	100,648	Bank of America NA	9/17/25	(3,592)
PLN	2,013,000	USD	554,635	Bank of America NA	9/17/25	(17,890)
PLN	3,063,000	USD	821,137	Royal Bank of Canada	9/17/25	(4,422)
PLN	2,271,000	USD	625,798	Royal Bank of Canada	9/17/25	(20,260)
SEK	3,223,000	USD	339,164	Bank of America NA	9/17/25	(8,950)
SEK	1,838,000	USD	193,613	Bank of America NA	9/17/25	(5,299)
SEK	1,652,000	USD	169,078	Bank of America NA	9/17/25	178
SEK	1,441,000	USD	147,806	Bank of America NA	9/17/25	(167)
SEK	1,810,000	USD	188,425	Bank of America NA	9/17/25	(2,981)
SEK	1,276,000	USD	134,253	Bank of America NA	9/17/25	(3,520)
SGD	140,000	USD	109,894	Bank of America NA	9/17/25	(1,688)
SGD	248,000	USD	195,670	Bank of America NA	9/17/25	(3,991)
SGD	324,000	USD	253,398	Royal Bank of Canada	9/17/25	(2,979)
SGD	209,000	USD	164,638	Royal Bank of Canada	9/17/25	(3,103)
TWD	3,269,000	USD	111,761	Bank of America NA	9/17/25	(2,079)
USD	331,734	AUD	512,000	Bank of America NA	9/17/25	2,414
USD	269,934	AUD	411,000	Bank of America NA	9/17/25	5,579
USD	130,916	AUD	199,000	Bank of America NA	9/17/25	2,919
USD	122,823	AUD	189,000	Bank of America NA	9/17/25	1,258
USD	979,376	CAD	1,353,000	Bank of America NA	9/17/25	730
USD	1,017,062	CAD	1,394,000	Bank of America NA	9/17/25	8,760
USD	113,293	CAD	156,000	Bank of America NA	9/17/25	456
USD	539,593	CAD	740,000	Royal Bank of Canada	9/17/25	4,340
USD	120,923	CAD	166,000	Royal Bank of Canada	9/17/25	853
USD	262,310	CHF	211,000	Bank of America NA	9/17/25	1,053
USD	241,838	CHF	193,000	Bank of America NA	9/17/25	2,868
USD	852,026	CHF	681,000	Bank of America NA	9/17/25	8,821
USD	656,895	CHF	514,000	Bank of America NA	9/17/25	20,468
USD	138,891	CHF	110,000	Bank of America NA	9/17/25	2,691
USD	144,947	CHF	116,000	Bank of America NA	9/17/25	1,318
USD	617,106	CHF	486,000	Bank of America NA	9/17/25	15,348
USD	186,848	CHF	148,000	Royal Bank of Canada	9/17/25	3,597
USD	154,546	CLP	151,610,000	Bank of America NA	9/17/25	(1,341)
USD	126,988	CLP	121,083,000	Bank of America NA	9/17/25	2,489
USD	155,870	CLP	151,194,000	Bank of America NA	9/17/25	410
USD	127,052	CNH	913,000	Bank of America NA	9/17/25	(27)
USD	326,201	CNH	2,323,000	Bank of America NA	9/17/25	2,867
USD	744,074	CNH	5,315,000	Royal Bank of Canada	9/17/25	4,289
USD	505,297	CNH	3,603,000	Royal Bank of Canada	9/17/25	3,802
USD	125,639	COP	529,944,000	Bank of America NA	9/17/25	(383)
USD	180,457	CZK	3,884,000	Bank of America NA	9/17/25	(95)
USD	22,850	EUR	20,000	BNP Paribas SA	8/01/25	26
USD	228,842	EUR	200,000	Royal Bank of Canada	9/17/25	(93)
USD	176,882	GBP	131,000	Bank of America NA	9/17/25	3,799
USD	103,291	GBP	77,000	Bank of America NA	9/17/25	1,556
USD	321,940	GBP	244,000	Bank of America NA	9/17/25	(443)
USD	312,807	GBP	230,000	Bank of America NA	9/17/25	8,921
USD	138,259	GBP	104,000	Royal Bank of Canada	9/17/25	850
USD	132,964	HUF	46,722,000	Royal Bank of Canada	9/17/25	(31)
USD	151,649	IDR	2,507,509,000	Bank of America NA	9/17/25	(557)
USD	108,200	ILS	361,000	Bank of America NA	9/17/25	1,895
USD	104,707	ILS	355,000	Royal Bank of Canada	9/17/25	169
USD	201,916	INR	17,603,000	Bank of America NA	9/17/25	1,224
USD	260,886	INR	22,898,000	Bank of America NA	9/17/25	(173)
USD	172,790	INR	15,196,000	Royal Bank of Canada	9/17/25	(459)
USD	125,705	JPY	18,335,000	Bank of America NA	9/17/25	3,497
USD	151,973	JPY	22,770,000	Bank of America NA	9/17/25	204
USD	127,516	JPY	18,838,000	Bank of America NA	9/17/25	1,955
USD	144,038	JPY	21,239,000	Bank of America NA	9/17/25	2,474
USD	183,954	JPY	27,267,000	Bank of America NA	9/17/25	2,211
USD	172,765	JPY	25,471,000	Bank of America NA	9/17/25	2,993
USD	103,758	KRW	143,974,000	Royal Bank of Canada	9/17/25	301
USD	107,624	MXN	2,035,000	Bank of America NA	9/17/25	282
USD	205,606	NOK	2,073,000	Bank of America NA	9/17/25	5,038
USD	312,446	NZD	519,000	Bank of America NA	9/17/25	6,204
USD	199,218	NZD	326,000	Bank of America NA	9/17/25	6,857
USD	166,429	NZD	278,000	Bank of America NA	9/17/25	2,392
USD	369,291	NZD	609,000	Royal Bank of Canada	9/17/25	9,943
USD	141,495	PHP	8,119,000	Bank of America NA	9/17/25	2,237
USD	229,495	PHP	13,414,000	Bank of America NA	9/17/25	(583)
USD	168,178	PLN	631,000	Bank of America NA	9/17/25	(71)
USD	347,860	SEK	3,299,000	Bank of America NA	9/17/25	9,859
USD	208,999	SEK	1,996,000	Bank of America NA	9/17/25	4,498
USD	126,989	SEK	1,198,000	Bank of America NA	9/17/25	4,247
USD	112,071	SEK	1,065,000	Bank of America NA	9/17/25	2,956
USD	309,622	SEK	2,957,000	Bank of America NA	9/17/25	6,661
USD	179,575	SEK	1,701,000	Bank of America NA	9/17/25	5,299
USD	409,380	SEK	3,887,000	Royal Bank of Canada	9/17/25	11,135
USD	159,855	SEK	1,509,000	Royal Bank of Canada	9/17/25	5,250
USD	178,430	SGD	231,000	Bank of America NA	9/17/25	(109)
USD	295,927	SGD	379,000	Bank of America NA	9/17/25	2,998
USD	223,285	SGD	285,000	Bank of America NA	9/17/25	3,009
USD	210,831	SGD	270,000	Bank of America NA	9/17/25	2,149
USD	484,196	SGD	624,000	Bank of America NA	9/17/25	1,907
USD	124,514	SGD	159,000	Brown Brothers Harriman & Co.	9/17/25	1,623
USD	496,332	TWD	14,344,000	Bank of America NA	9/17/25	15,063
USD	129,175	TWD	3,852,000	Bank of America NA	9/17/25	(67)
USD	258,755	TWD	7,315,000	Bank of America NA	9/17/25	13,323
USD	395,646	TWD	11,196,000	Royal Bank of Canada	9/17/25	19,999
USD	150,365	ZAR	2,734,000	Royal Bank of Canada	9/17/25	753
ZAR	1,876,000	USD	104,293	Bank of America NA	9/17/25	(1,633)
ZAR	9,580,000	USD	533,555	Bank of America NA	9/17/25	(9,312)
ZAR	1,768,000	USD	100,068	Bank of America NA	9/17/25	(3,318)
ZAR	13,014,000	USD	718,082	Royal Bank of Canada	9/17/25	(5,921)
ZAR	10,605,000	USD	590,976	Royal Bank of Canada	9/17/25	(10,642)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,009,336)
Unrealized Appreciation						301,847
Unrealized Depreciation						(1,311,183)

Credit Default Swaps
Underlying Reference	Rating(3)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(4)(5)		Value ($)(3)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX NA IG Series 44 Index		Jun 2030	ICE	(1%)	Quarterly		33,963,000	(28,688)	0	(28,688)
5Y CDX EM CDSI Series 43 Index		Jun 2030	ICE	(1%)	Quarterly		5,440,000	(27,042)	0	(27,042)
iTraxx Europe Series 43 Index		Jun 2030	ICE	(1%)	Quarterly	EUR	27,833,000	(25,954)	0	(25,954)

TOTAL BUY PROTECTION								(81,684)	0	(81,684)
Sell Protection
iTraxx Crossover Series 43 Index	NR	Jun 2030	ICE	5%	Quarterly	EUR	7,251,000	73,004	0	73,004
5Y CDX NA HY Series 44 Index	NR	Jun 2030	ICE	5%	Quarterly		15,024,000	73,843	0	73,843

TOTAL SELL PROTECTION								146,847	0	146,847
TOTAL CREDIT DEFAULT SWAPS								65,163	0	65,163

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(4)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(5)Notional amount is stated in U.S. Dollars unless otherwise noted.
Total Return Swaps
Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the U.S. SOFR Index of 4.36% plus or minus a specified spread ranging from 0.33% to 0.36% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	Goldman Sachs International	Oct 2025	3,136,406	(48,955)	6,410	(42,545)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Domestic Equity Funds
iShares Core S&P 500 ETF				(1,600)	(1,015,840)	(15,856)
iShares Core S&P 500 ETF				(3,340)	(2,120,566)	(33,099)
TOTAL DOMESTIC EQUITY FUNDS					(3,136,406)	(48,955)
TOTAL SHORT					(3,136,406)	(48,955)

TOTAL SWAP COMPONENTS					(3,136,406)	(48,955)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippines
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $870,026.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,762,769.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	41,028,233	32,867,305	37,557	-	-	8,160,928	8,159,296	0.0%
Total	-	41,028,233	32,867,305	37,557	-	-	8,160,928

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,136,405	3,136,405	-	-

U.S. Treasury Obligations	53,991,281	-	53,991,281	-

Money Market Funds	8,160,928	8,160,928	-	-
Total Investments in Securities:	65,288,614	11,297,333	53,991,281	-
Derivative Instruments:

Assets
Futures Contracts	1,416,871	1,416,871	-	-
Forward Foreign Currency Contracts	301,847	-	301,847	-
Swaps	146,847	-	146,847	-
Total Assets	1,865,565	1,416,871	448,694	-

Liabilities
Futures Contracts	(821,996)	(821,996)	-	-
Forward Foreign Currency Contracts	(1,311,183)	-	(1,311,183)	-
Swaps	(124,229)	-	(124,229)	-
Total Liabilities	(2,257,408)	(821,996)	(1,435,412)	-
Total Derivative Instruments:	(391,843)	594,875	(986,718)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	765,954	(496,832)
Total Commodity Risk	765,954	(496,832)
Credit Risk
Swaps (b)	146,847	(81,684)
Total Credit Risk	146,847	(81,684)
Equity Risk
Futures Contracts (a)	442,626	(150,286)
Swaps (d)	0	(42,545)
Total Equity Risk	442,626	(192,831)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	301,847	(1,311,183)
Total Foreign Exchange Risk	301,847	(1,311,183)
Interest Rate Risk
Futures Contracts (a)	208,291	(174,878)
Total Interest Rate Risk	208,291	(174,878)
Total Value of Derivatives	1,865,565	(2,257,408)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	209,344	(732,283)	-	-	(522,939)
BNP Paribas SA	26	-	-	-	26
Brown Brothers Harriman & Co	1,623	-	-	-	1,623
Goldman Sachs International	-	(42,545)	-	-	(42,545)
Royal Bank of Canada	90,854	(578,900)	-	-	(488,046)
Total	$301,847	$(1,353,728)	$-	$-	$(1,051,881)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $57,037,194)	$57,127,686
Fidelity Central Funds (cost $8,160,928)	8,160,928

Total Investment in Securities (cost $65,198,122)		$65,288,614
Cash		1,031
Foreign currency held at value (cost $55,709)		55,594
Unrealized appreciation on forward foreign currency contracts		301,847
Receivable for fund shares sold		39,823
Distributions receivable from Fidelity Central Funds		27,540
Receivable for daily variation margin on centrally cleared swaps		987
Prepaid expenses		26,221
Receivable from investment adviser for expense reductions		15,072
Other receivables		4
Total assets		65,756,733
Liabilities
Unrealized depreciation on forward foreign currency contracts	$1,311,183
Bi-lateral OTC swaps, at value	42,545
Accrued management fee	52,963
Payable for daily variation margin on futures contracts	491,704
Other payables and accrued expenses	23,019
Total liabilities		1,921,414
Net Assets		$63,835,319
Net Assets consist of:
Paid in capital		$63,923,155
Total accumulated earnings (loss)		(87,836)
Net Assets		$63,835,319
Net Asset Value, offering price and redemption price per share ($63,835,319 ÷ 6,346,597 shares)		$10.06
Consolidated Statement of Operations
For the period June 17, 2025 (commencement of operations) through July 31, 2025 (Unaudited)
Investment Income
Interest		$233,533
Income from Fidelity Central Funds		37,557
Total income		271,090
Expenses
Management fee	$64,563
Custodian fees and expenses	566
Independent trustees' fees and expenses	842
Registration fees	13,452
Audit fees	11,776
Miscellaneous	1,796
Total expenses before reductions	92,995
Expense reductions	(22,361)
Total expenses after reductions		70,634
Net Investment income (loss)		200,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,957)
Forward foreign currency contracts	318
Foreign currency transactions	(1,211)
Futures contracts	14,266
Swaps	2,856
Total net realized gain (loss)		13,272
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	90,492
Forward foreign currency contracts	(1,009,336)
Assets and liabilities in foreign currencies	(213)
Futures contracts	594,875
Swaps	22,618
Total change in net unrealized appreciation (depreciation)		(301,564)
Net gain (loss)		(288,292)
Net increase (decrease) in net assets resulting from operations		$(87,836)
Consolidated Statement of Changes in Net Assets

For the period June 17, 2025 (commencement of operations) through July 31, 2025 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$200,456
Net realized gain (loss)	13,272
Change in net unrealized appreciation (depreciation)	(301,564)
Net increase (decrease) in net assets resulting from operations	(87,836)
Share transactions
Proceeds from sales of shares	63,923,312
Cost of shares redeemed	(157)

Net increase (decrease) in net assets resulting from share transactions	63,923,155
Total increase (decrease) in net assets	63,835,319

Net Assets
Beginning of period	-
End of period	$63,835,319

Other Information
Shares
Sold	6,346,613
Redeemed	(16)
Net increase (decrease)	6,346,597

Consolidated Financial Highlights
Fidelity® SAI Managed Futures Fund

Six months ended July 31, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	.02 D
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return E,F	.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.39% I
Expenses net of fee waivers, if any	1.05 % I
Expenses net of all reductions, if any	1.05% I
Net investment income (loss)	2.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$63,835
Portfolio turnover rate J	0%

AFor the period June 17, 2025 (commencement of operations) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity SAI Managed Futures Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity SAI Managed Futures Fund	Fidelity SAI Managed Futures Cayman Ltd	12,969,843	19.7

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$936,320
Gross unrealized depreciation	(1,051,881)
Net unrealized appreciation (depreciation)	$(115,561)
Tax cost	$65,012,332

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Managed Futures Fund
Commodity Risk
Futures Contracts	44,043	269,122
Total Commodity Risk	44,043	269,122
Credit Risk
Swaps	43,514	65,163
Total Credit Risk	43,514	65,163
Equity Risk
Futures Contracts	201,383	292,340
Swaps	(40,658)	(42,545)
Total Equity Risk	160,725	249,795
Foreign Exchange Risk
Forward Foreign Currency Contracts	318	(1,009,336)
Total Foreign Exchange Risk	318	(1,009,336)
Interest Rate Risk
Futures Contracts	(231,160)	33,413
Total Interest Rate Risk	(231,160)	33,413
Totals	17,440	(391,843)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity SAI Managed Futures Fund	75,720,346

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, commodities market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Managed Futures Fund	327,152,253

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Managed Futures Fund	92,588,288

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Managed Futures Fund	15,641,384	-
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of 1.00% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.05% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $22,361.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Alternatives Fund
Fidelity SAI Managed Futures Fund	61%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Managed Futures Fund
At its May 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve each fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements with affiliates of FDS (together, the Advisory Contracts) for each fund. FDS and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to each fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered each fund's investment objective, strategies and related investment philosophy.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered that each fund is offered exclusively to Fidelity's managed account programs and other Fidelity proprietary investment solutions, and is not offered to the general public.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing assets and trading derivatives instruments.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's proposed management fee and total expenses, the Board noted that FDS may agree to waive fees or reimburse expenses from time to time.
Comparisons of Management Fees and Total Expense Ratios. The information provided to the Board indicated that each fund's proposed management fee rate ranked below the competitive median fee rate of funds with similar Morningstar classifications, regardless of whether their management fee structures are comparable. Further, the information provided to the Board indicated that the projected total net expense ratio of each fund ranked below the competitive median of the similar sales load structure group.
Other Contractual Arrangements. The Board noted that FDS has agreed to contractually limit each fund's total operating expenses, with certain limited exceptions, to 105 basis points for Fidelity SAI Managed Futures Fund and 110 basis points for Fidelity SAI Merger Arbitrage Fund through May 31, 2026.
Based on its review, the Board concluded that the management fee and the projected total net expenses of each fund were fair and reasonable in light of the services that each fund and its shareholders will receive, and the other factors considered.
Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for each fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be approved through November 2026.

1.9918622.100
SFF-SANN-0925
Fidelity® Managed Futures ETF

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Managed Futures ETF
Consolidated Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 5.1%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $5,926,344)	9,550	6,063,295

U.S. Treasury Obligations - 85.4%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/26/2025	4.34	79,190,000	78,953,640
US Treasury Bills 0% 9/4/2025 (c)(d)(e)	4.27 to 4.33	22,540,000	22,448,952
TOTAL U.S. TREASURY OBLIGATIONS (Cost $101,403,077)			101,402,592

Money Market Funds - 11.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $13,715,503)	4.33	13,712,760	13,715,503

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $121,044,924)	121,181,390
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(2,367,743)
NET ASSETS - 100.0%	118,813,647

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CBOT Soybean Contracts (United States)	15	Nov 2025	741,938	(21,468)	(21,468)
CBOT Soybean Oil Contracts (United States)	26	Jan 2026	855,660	15,798	15,798
CEC Silver Bullion Contracts (United States)	1	Sep 2025	183,560	8,807	8,807
CME Copper Contracts (United States)	11	Dec 2025	1,216,463	(190,328)	(190,328)
CME Lean Hogs Contracts (United States)	410	Dec 2025	13,402,900	(437,195)	(437,195)
CME Live Cattle Contracts (United States)	3	Oct 2025	267,780	13,856	13,856
CME Live Cattle Contracts (United States)	14	Dec 2025	1,253,980	77,816	77,816
ICE Brent Crude Oil Contracts (United Kingdom)	5	Nov 2025	348,100	10,046	10,046
ICE Brent Crude Oil Contracts (United Kingdom)	21	Sep 2025	1,486,800	70,341	70,341
ICE Cocoa Contracts (United States)	2	Dec 2025	154,820	(11,119)	(11,119)
ICE Gas Oil Contracts (United Kingdom)	27	Sep 2025	1,888,650	130,899	130,899
ICE Gas Oil Contracts (United Kingdom)	15	Jan 2026	1,002,750	19,361	19,361
LME Aluminum Contracts (United Kingdom)	51	Sep 2025	3,268,922	(51,102)	(51,102)
LME Lead Contracts (United Kingdom)	47	Sep 2025	2,293,612	(71,600)	(71,600)
LME Nickel Contracts (United Kingdom)	21	Sep 2025	1,869,691	(45,412)	(45,412)
LME Zinc Contracts (United Kingdom)	27	Sep 2025	1,864,364	6,209	6,209
NYMEX Gasoline RBOB Contracts (United States)	15	Dec 2025	1,214,451	40,744	40,744
NYMEX Heating Oil Contracts (United States)	17	Aug 2025	1,710,673	127,831	127,831
NYMEX Heating Oil Contracts (United States)	15	Dec 2025	1,476,216	29,616	29,616
NYMEX Natural Gas Contracts (United States)	25	Aug 2025	776,500	(95,186)	(95,186)
NYMEX Palladium Bullion Contracts (United States)	3	Sep 2025	361,890	27,972	27,972
NYMEX Platinum Bullion Contracts (United States)	11	Oct 2025	714,505	(24,374)	(24,374)
NYMEX WTI Crude Contracts (United States)	7	Dec 2025	462,770	11,743	11,743
NYMEX WTI Crude Contracts (United States)	18	Aug 2025	1,246,680	105,796	105,796

TOTAL COMMODITY CONTRACTS					(250,949)

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	24	Sep 2025	3,347,762	41,101	41,101
Eurex Deutschland Euro Stoxx 50 Contracts (Germany)	27	Sep 2025	1,664,428	21,176	21,176
Eurex Deutschland Swiss Market Index Contracts (Germany)	13	Sep 2025	1,905,215	(3,020)	(3,020)
Euronext CAC 40 Index Contracts (France)	17	Aug 2025	1,504,831	(6,514)	(6,514)
FTSE/JSE Top 40 Index Contracts (South Africa)	1	Sep 2025	50,638	1,028	1,028
HKFE HSI Contracts (Hong Kong)	28	Aug 2025	1,636,306	(8,820)	(8,820)
HKFE HSI Contracts (Hong Kong)	9	Aug 2025	1,461,669	(5,725)	(5,725)
ICE Financial Times 100 Contracts (United Kingdom)	15	Sep 2025	1,783,049	32,085	32,085
ICE MSCI EAFE Index Contracts (United States)	9	Sep 2025	1,176,030	(25,884)	(25,884)
ICE MSCI Emerging Markets Index Contracts (United States)	36	Sep 2025	2,228,940	17,748	17,748
ICE Three Month EURIBOR Index Contracts (United States)	63	Jun 2026	17,703,084	508	508
IDEM FTSE MIB Index Contracts (Italy)	6	Sep 2025	1,366,215	525	525
KRX KOSPI 200 Index Contracts (South Korea)	23	Sep 2025	1,793,869	82,284	82,284
MEFF IBEX 35 Index Contracts (Spain)	2	Aug 2025	318,940	(728)	(728)
Nasdaq Stockholm AB OMXS30 Index Contracts (Sweden)	27	Aug 2025	714,090	689	689
OSE Nikkei 225 Index Contracts (Japan)	5	Sep 2025	1,322,303	2,712	2,712
OSE TOPIX Contracts (Japan)	9	Sep 2025	1,707,665	8,478	8,478
SGX-DC FTSE China A50 Index Contracts (Singapore)	116	Aug 2025	1,623,768	2,249	2,249
SGX-DC FTSE Taiwan RIC Capped Price Return TWD Index Contracts (Singapore)	42	Aug 2025	3,240,300	11,450	11,450
SGX-DC MSCI Index Contracts (Singapore)	164	Aug 2025	5,362,377	(38,812)	(38,812)
TFX SET50 Index Contracts (Thailand)	395	Sep 2025	1,951,310	209,163	209,163
TME S&P/TSX 60 Index Contracts (Canada)	8	Sep 2025	1,876,301	30,242	30,242

TOTAL EQUITY CONTRACTS					371,935

Interest Rate Contracts
ASX 10Y Treasury Bond Contracts (Australia)	45	Sep 2025	3,296,774	(19,602)	(19,602)
CBOT 10 Year US Treasury Bond Contracts (United States)	4	Sep 2025	444,250	(162)	(162)
Eurex Deutschland French Government Contracts (Germany)	58	Sep 2025	8,191,773	(31,999)	(31,999)
Eurex Deutschland Italian Republic Contracts (Germany)	48	Sep 2025	6,604,145	(42,505)	(42,505)
ICE 3M Sonia O/N Deposit Rates Swap Contracts (United Kingdom)	47	Sep 2026	15,013,687	678	678
ICE Three Month EURIBOR Index Contracts (United States)	205	Sep 2025	57,511,420	(38,316)	(38,316)
ICE Three Month EURIBOR Index Contracts (United States)	94	Dec 2025	26,411,436	(695)	(695)
ICE Three Month EURIBOR Index Contracts (United States)	76	Mar 2026	21,359,363	(921)	(921)
ICE Three Month SONIA Index Contracts (United States)	52	Jun 2026	16,599,705	3,167	3,167
KRX 10Y Korean Treasury Bond Contracts (South Korea)	9	Sep 2025	767,674	1,239	1,239
OSE Japan Government Contracts (Japan)	27	Sep 2025	24,941,294	11,618	11,618
TME Three Month CORRA Contracts (Canada)	46	Sep 2026	8,102,112	(6,299)	(6,299)
TME Three Month CORRA Contracts (Canada)	49	Jun 2026	8,632,283	(15,490)	(15,490)
TME Three Month CORRA Contracts (Canada)	9	Mar 2026	1,585,196	(2,044)	(2,044)

TOTAL INTEREST RATE CONTRACTS					(141,331)

TOTAL PURCHASED					(20,345)

Sold

Commodity Contracts
CBOT Corn Contracts (United States)	118	Sep 2025	2,324,600	109,975	109,975
CBOT Corn Contracts (United States)	59	Dec 2025	1,220,563	36,989	36,989
CBOT Hard Red Winter Wheat Contracts (United States)	14	Sep 2025	368,375	3,868	3,868
CBOT Hard Red Winter Wheat Contracts (United States)	7	Dec 2025	190,663	4,040	4,040
CBOT Soybean Meal Contracts (United States)	49	Dec 2025	1,352,400	90,813	90,813
CBOT Soybean Meal Contracts (United States)	3	Jan 2026	83,910	4,851	4,851
CBOT Soybean Oil Contracts (United States)	24	Dec 2025	788,256	(13,377)	(13,377)
CBOT Soybeans Contracts (United States)	19	Jan 2026	957,125	27,701	27,701
CBOT Wheat Contracts (United States)	10	Sep 2025	261,625	9,918	9,918
CBOT Wheat Contracts (United States)	5	Dec 2025	135,625	4,997	4,997
CEC Copper Contracts (United States)	1	Sep 2025	108,863	18,247	18,247
CME Lean Hogs Contracts (United States)	410	Oct 2025	14,690,300	565,548	565,548
ICE Cocoa Contracts (United States)	28	Sep 2025	2,381,680	48,428	48,428
ICE Coffee C Contracts (United States)	1	Sep 2025	110,925	16,047	16,047
ICE Cotton No 2 Contracts (United States)	39	Dec 2025	1,311,375	18,962	18,962
ICE Sugar Contracts (United States)	21	Sep 2025	384,552	661	661
ICE Sugar Contracts (United States)	36	Feb 2026	684,230	5,329	5,329
LME Aluminum Contracts (United Kingdom)	24	Sep 2025	1,538,316	(18,845)	(18,845)
LME Lead Contracts (United Kingdom)	30	Sep 2025	1,464,008	49,006	49,006
LME Nickel Contracts (United Kingdom)	5	Sep 2025	445,165	18,714	18,714
LME Zinc Contracts (United Kingdom)	21	Sep 2025	1,450,061	(14,891)	(14,891)
NYMEX Gasoline RBOB Contracts (United States)	5	Aug 2025	456,519	(17,396)	(17,396)
NYMEX Natural Gas Contracts (United States)	4	Dec 2025	179,880	550	550

TOTAL COMMODITY CONTRACTS					970,135

Equity Contracts
CBOT E-mini Dow Jones Industrial Average Index Contracts (United States)	1	Sep 2025	222,295	(435)	(435)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	2	Sep 2025	633,020	(7,944)	(7,944)
CME Russell 2000 Index Contracts (United States)	1	Sep 2025	111,010	(1,457)	(1,457)
NSE IFSC Limited S&P CNX Nifty Index Contracts (India)	1	Aug 2025	49,861	(315)	(315)

TOTAL EQUITY CONTRACTS					(10,151)

Interest Rate Contracts
ASX 3Y Treasury Bond Contracts (Australia)	127	Sep 2025	8,774,778	16,569	16,569
CBOT 2 Year US Treasury Note Contracts (United States)	292	Sep 2025	60,448,563	236,041	236,041
CBOT 5 Year US Treasury Note Contracts (United States)	93	Sep 2025	10,062,164	49,050	49,050
CBOT US Treasury Long Bond Contracts (United States)	14	Sep 2025	1,598,625	(5,959)	(5,959)
CBOT US Treasury Ultra Bond Contracts (United States)	17	Sep 2025	1,991,656	1,254	1,254
CME Three-Month SOFR Index Contracts (United States)	71	Dec 2025	16,998,288	11,084	11,084
CME Three-Month SOFR Index Contracts (United States)	2	Sep 2026	482,150	171	171
CME Three-Month SOFR Index Contracts (United States)	105	Jun 2026	25,247,250	61,211	61,211
CME Three-Month SOFR Index Contracts (United States)	85	Mar 2026	20,393,625	40,824	40,824
Eurex 30Y Deutschland Contracts (Germany)	12	Sep 2025	1,629,748	(8,400)	(8,400)
Eurex Euro-Bobl contracts (Germany)	29	Sep 2025	3,892,420	11,504	11,504
Eurex Euro-Bund Contracts (Germany)	6	Sep 2025	890,689	(661)	(661)
Eurex Euro-Schatz Contracts (Germany)	424	Sep 2025	51,950,209	114,558	114,558
ICE Long GILT Futures (United Kingdom)	14	Sep 2025	1,707,439	(1,098)	(1,098)
ICE Three Month SONIA Index Contracts (United States)	198	Dec 2025	62,947,822	11,303	11,303
ICE Three Month SONIA Index Contracts (United States)	36	Mar 2026	11,467,688	(360)	(360)
KRX 3Y Korean Treasury Bond Contracts (South Korea)	121	Sep 2025	9,357,694	(771)	(771)
TME Three Month CORRA Contracts (Canada)	5	Dec 2025	879,896	(52)	(52)
TMX 10Y Canadian Bond Contracts (Canada)	11	Sep 2025	958,895	(7,605)	(7,605)

TOTAL INTEREST RATE CONTRACTS					528,663

TOTAL SOLD					1,488,647

TOTAL FUTURES CONTRACTS					1,468,302
The notional amount of futures purchased as a percentage of Net Assets is 248.4%
The notional amount of futures sold as a percentage of Net Assets is 274.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	260,000	USD	171,500	Bank of America NA	9/17/25	(3,955)
AUD	324,000	USD	212,030	Bank of America NA	9/17/25	(3,243)
AUD	186,000	USD	121,992	Bank of America NA	9/17/25	(2,133)
AUD	181,000	USD	117,872	Bank of America NA	9/17/25	(1,235)
AUD	974,000	USD	627,310	Bank of America NA	9/17/25	341
AUD	186,000	USD	121,059	Brown Brothers Harriman & Co.	9/17/25	(1,200)
AUD	243,000	USD	158,708	Goldman Sachs Bank USA	9/17/25	(2,118)
AUD	2,914,000	USD	1,888,616	Royal Bank of Canada	9/17/25	(10,820)
AUD	10,958,000	USD	7,193,160	State Street Bank & Trust Co	9/17/25	(131,773)
BRL	856,000	USD	150,638	Bank of America NA	10/02/25	(63)
BRL	282,000	USD	49,622	Bank of America NA	10/02/25	(17)
BRL	564,000	USD	99,243	Bank of America NA	10/02/25	(33)
BRL	1,781,000	USD	316,173	Bank of America NA	10/02/25	(2,886)
BRL	616,000	USD	108,374	Bank of America NA	10/02/25	(17)
BRL	1,724,000	USD	303,308	Bank of America NA	10/02/25	(48)
BRL	627,000	USD	110,738	Royal Bank of Canada	10/02/25	(446)
BRL	6,467,000	USD	1,113,656	Royal Bank of Canada	10/02/25	23,921
BRL	27,211,000	USD	4,874,601	State Street Bank & Trust Co	10/02/25	(88,055)
CAD	2,139,000	USD	1,575,314	Bank of America NA	9/17/25	(24,725)
CAD	166,000	USD	122,246	Bank of America NA	9/17/25	(1,910)
CAD	2,226,000	USD	1,630,390	Bank of America NA	9/17/25	(16,735)
CAD	262,000	USD	192,395	Bank of America NA	9/17/25	(2,468)
CAD	236,000	USD	172,891	Bank of America NA	9/17/25	(1,811)
CAD	168,000	USD	123,623	Bank of America NA	9/17/25	(1,838)
CAD	243,000	USD	178,641	Goldman Sachs Bank USA	9/17/25	(2,488)
CAD	146,000	USD	107,414	Royal Bank of Canada	9/17/25	(1,577)
CAD	171,000	USD	124,954	Royal Bank of Canada	9/17/25	(994)
CAD	338,000	USD	247,429	Royal Bank of Canada	9/17/25	(2,409)
CAD	232,000	USD	170,729	Royal Bank of Canada	9/17/25	(2,549)
CAD	427,000	USD	314,234	Royal Bank of Canada	9/17/25	(4,697)
CAD	4,600,000	USD	3,373,671	State Street Bank & Trust Co	9/17/25	(39,073)
CAD	232,000	USD	170,355	State Street Bank & Trust Co	9/17/25	(2,176)
CAD	20,912,000	USD	15,385,374	State Street Bank & Trust Co	9/17/25	(226,000)
CHF	681,000	USD	863,964	Bank of America NA	9/17/25	(20,551)
CHF	128,000	USD	162,325	Bank of America NA	9/17/25	(3,798)
CHF	345,000	USD	435,297	Bank of America NA	9/17/25	(8,017)
CHF	185,000	USD	229,325	Bank of America NA	9/17/25	(204)
CHF	134,000	USD	167,109	Bank of America NA	9/17/25	(1,151)
CHF	86,000	USD	108,860	Bank of America NA	9/17/25	(2,350)
CHF	113,000	USD	142,987	Bank of America NA	9/17/25	(3,038)
CHF	85,000	USD	104,669	Bank of America NA	9/17/25	603
CLP	96,247,000	USD	102,916	Bank of America NA	9/17/25	(4,614)
CLP	105,880,000	USD	109,640	Goldman Sachs Bank USA	9/17/25	(1,499)
CLP	880,147,000	USD	935,421	Royal Bank of Canada	9/17/25	(36,480)
CLP	3,650,528,000	USD	3,916,960	State Street Bank & Trust Co	9/17/25	(188,482)
CNH	762,000	USD	106,774	Bank of America NA	9/17/25	(699)
CNH	876,000	USD	122,688	Bank of America NA	9/17/25	(744)
CNH	743,000	USD	104,020	Bank of America NA	9/17/25	(590)
CNH	913,000	USD	128,009	Bank of America NA	9/17/25	(914)
CNH	1,184,000	USD	165,456	Bank of America NA	9/17/25	(637)
CNH	745,000	USD	104,189	Bank of America NA	9/17/25	(481)
CNH	1,142,000	USD	160,001	Bank of America NA	9/17/25	(1,028)
CNH	721,000	USD	101,172	Bank of America NA	9/17/25	(805)
CNH	932,000	USD	130,420	Brown Brothers Harriman & Co.	9/17/25	(681)
COP	437,189,000	USD	102,916	Morgan Stanley Capital Services LLC	9/17/25	1,522
COP	594,307,000	USD	145,165	Royal Bank of Canada	9/17/25	(3,194)
COP	5,948,336,000	USD	1,418,516	Royal Bank of Canada	9/17/25	2,458
COP	23,228,799,000	USD	5,609,466	State Street Bank & Trust Co	9/17/25	(60,431)
CZK	11,275,000	USD	517,528	Bank of America NA	9/17/25	7,919
CZK	2,248,000	USD	107,998	Bank of America NA	9/17/25	(3,235)
CZK	2,272,000	USD	107,674	Bank of America NA	9/17/25	(1,792)
CZK	43,082,000	USD	2,050,846	State Street Bank & Trust Co	9/17/25	(43,103)
EUR	91,000	USD	107,052	Bank of America NA	9/17/25	(2,580)
EUR	94,000	USD	110,870	Bank of America NA	9/17/25	(2,955)
EUR	945,000	USD	1,084,084	Royal Bank of Canada	9/17/25	811
EUR	3,703,000	USD	4,369,036	State Street Bank & Trust Co	9/17/25	(117,855)
GBP	660,000	USD	895,262	Bank of America NA	9/17/25	(21,461)
GBP	98,000	USD	133,313	Bank of America NA	9/17/25	(3,567)
GBP	253,000	USD	342,400	Bank of America NA	9/17/25	(7,443)
GBP	1,679,000	USD	2,294,439	Bank of America NA	9/17/25	(71,541)
GBP	989,000	USD	1,329,483	Bank of America NA	9/17/25	(20,105)
GBP	926,000	USD	1,243,042	Bank of America NA	9/17/25	(17,072)
GBP	94,000	USD	126,599	Bank of America NA	9/17/25	(2,148)
GBP	212,000	USD	284,976	Bank of America NA	9/17/25	(4,301)
GBP	318,000	USD	427,573	Royal Bank of Canada	9/17/25	(6,560)
GBP	382,000	USD	517,103	Royal Bank of Canada	9/17/25	(11,358)
GBP	1,046,000	USD	1,434,137	State Street Bank & Trust Co	9/17/25	(49,295)
GBP	149,000	USD	202,152	State Street Bank & Trust Co	9/17/25	(4,885)
HUF	388,151,000	USD	1,089,090	Bank of America NA	9/17/25	19,787
HUF	44,277,000	USD	129,064	Bank of America NA	9/17/25	(2,573)
HUF	1,471,591,000	USD	4,305,196	State Street Bank & Trust Co	9/17/25	(101,127)
IDR	2,154,989,000	USD	132,330	Bank of America NA	9/17/25	(1,522)
IDR	2,957,749,000	USD	180,991	Bank of America NA	9/17/25	(1,455)
IDR	1,664,241,000	USD	101,664	Bank of America NA	9/17/25	(645)
IDR	2,521,560,000	USD	154,593	Bank of America NA	9/17/25	(1,534)
IDR	3,178,616,000	USD	195,307	Bank of America NA	9/17/25	(2,365)
IDR	1,755,107,000	USD	107,248	Bank of America NA	9/17/25	(713)
IDR	1,818,821,000	USD	111,618	Bank of America NA	9/17/25	(1,216)
IDR	1,725,648,000	USD	105,725	Bank of America NA	9/17/25	(978)
IDR	1,987,876,000	USD	122,143	Bank of America NA	9/17/25	(1,479)
IDR	1,628,874,000	USD	100,238	Bank of America NA	9/17/25	(1,366)
IDR	2,953,433,000	USD	181,203	Bank of America NA	9/17/25	(1,930)
IDR	1,736,470,000	USD	106,893	Bank of America NA	9/17/25	(1,489)
IDR	2,250,681,000	USD	137,136	Bank of America NA	9/17/25	(520)
IDR	1,696,168,000	USD	103,989	Goldman Sachs Bank USA	9/17/25	(1,032)
IDR	1,783,873,000	USD	109,012	Royal Bank of Canada	9/17/25	(731)
IDR	11,522,388,000	USD	709,376	State Street Bank & Trust Co	9/17/25	(9,967)
ILS	360,000	USD	102,778	Royal Bank of Canada	9/17/25	3,383
INR	9,894,000	USD	115,113	Bank of America NA	9/17/25	(2,401)
INR	10,021,000	USD	115,823	Bank of America NA	9/17/25	(1,663)
INR	11,920,000	USD	138,524	Bank of America NA	9/17/25	(2,731)
INR	10,857,000	USD	125,703	Bank of America NA	9/17/25	(2,020)
INR	230,014,000	USD	2,671,785	Bank of America NA	9/17/25	(51,460)
INR	17,729,000	USD	206,572	Morgan Stanley Capital Services LLC	9/17/25	(4,602)
INR	8,929,000	USD	103,082	Royal Bank of Canada	9/17/25	(1,363)
INR	854,728,000	USD	9,930,615	State Street Bank & Trust Co	9/17/25	(193,532)
JPY	107,561,000	USD	756,898	Goldman Sachs Bank USA	9/17/25	(38,517)
JPY	429,788,000	USD	3,001,246	State Street Bank & Trust Co	9/17/25	(130,767)
KRW	157,882,000	USD	115,919	Bank of America NA	9/17/25	(1,772)
KRW	177,254,000	USD	128,089	Bank of America NA	9/17/25	64
KRW	148,060,000	USD	107,704	Bank of America NA	9/17/25	(657)
KRW	153,652,000	USD	113,480	Bank of America NA	9/17/25	(2,391)
KRW	176,846,000	USD	129,066	Bank of America NA	9/17/25	(1,208)
KRW	159,217,000	USD	118,114	Bank of America NA	9/17/25	(3,001)
KRW	141,615,000	USD	104,244	Bank of America NA	9/17/25	(1,857)
KRW	160,782,000	USD	117,755	Bank of America NA	9/17/25	(1,511)
MXN	2,155,000	USD	115,165	Bank of America NA	9/17/25	(1,282)
MXN	2,238,000	USD	118,269	Bank of America NA	9/17/25	1
MXN	25,579,000	USD	1,313,542	Bank of America NA	9/17/25	38,208
MXN	1,916,000	USD	100,092	Goldman Sachs Bank USA	9/17/25	1,161
MXN	104,219,000	USD	5,472,546	State Street Bank & Trust Co	9/17/25	35,019
NOK	1,184,000	USD	116,795	Bank of America NA	9/17/25	(1,737)
NOK	1,241,000	USD	122,840	Bank of America NA	9/17/25	(2,243)
NOK	15,047,000	USD	1,496,957	Bank of America NA	9/17/25	(34,730)
NOK	1,625,000	USD	161,678	Bank of America NA	9/17/25	(3,765)
NOK	1,577,000	USD	155,376	Brown Brothers Harriman & Co.	9/17/25	(2,127)
NOK	3,517,000	USD	346,264	Royal Bank of Canada	9/17/25	(4,491)
NZD	1,821,000	USD	1,080,312	Bank of America NA	9/17/25	(3,529)
NZD	169,000	USD	102,847	Bank of America NA	9/17/25	(2,915)
NZD	1,125,000	USD	677,100	Bank of America NA	9/17/25	(11,872)
NZD	835,000	USD	502,611	Bank of America NA	9/17/25	(8,864)
NZD	531,000	USD	314,737	Bank of America NA	9/17/25	(749)
NZD	283,000	USD	168,784	Bank of America NA	9/17/25	(1,443)
NZD	192,000	USD	114,444	Bank of America NA	9/17/25	(912)
NZD	646,000	USD	387,887	Bank of America NA	9/17/25	(5,898)
NZD	1,802,000	USD	1,068,774	Bank of America NA	9/17/25	(3,226)
NZD	634,000	USD	374,176	Royal Bank of Canada	9/17/25	717
NZD	260,000	USD	158,412	Royal Bank of Canada	9/17/25	(4,671)
NZD	10,166,000	USD	6,187,526	State Street Bank & Trust Co	9/17/25	(176,224)
NZD	2,442,000	USD	1,471,359	State Street Bank & Trust Co	9/17/25	(27,369)
NZD	167,000	USD	101,574	State Street Bank & Trust Co	9/17/25	(2,825)
PHP	6,842,000	USD	122,200	Morgan Stanley Capital Services LLC	9/17/25	(5,048)
PHP	381,721,000	USD	6,758,516	State Street Bank & Trust Co	9/17/25	(222,458)
PHP	101,240,000	USD	1,814,012	State Street Bank & Trust Co	9/17/25	(80,519)
PLN	446,000	USD	123,322	Bank of America NA	9/17/25	(3,972)
PLN	2,922,000	USD	776,516	Goldman Sachs Bank USA	9/17/25	5,416
PLN	10,790,000	USD	2,980,757	State Street Bank & Trust Co	9/17/25	(93,336)
SEK	3,279,000	USD	344,997	Bank of America NA	9/17/25	(8,031)
SEK	2,704,000	USD	278,238	Bank of America NA	9/17/25	(362)
SEK	4,678,000	USD	492,775	Bank of America NA	9/17/25	(12,040)
SEK	8,458,000	USD	890,056	Bank of America NA	9/17/25	(20,871)
SEK	4,045,000	USD	414,903	Bank of America NA	9/17/25	781
SEK	1,022,000	USD	108,720	Bank of America NA	9/17/25	(3,694)
SEK	5,603,000	USD	573,454	Bank of America NA	9/17/25	2,337
SEK	2,429,000	USD	252,864	Bank of America NA	9/17/25	(3,248)
SEK	1,155,000	USD	121,545	Bank of America NA	9/17/25	(2,852)
SGD	130,000	USD	102,232	Bank of America NA	9/17/25	(1,675)
SGD	173,000	USD	135,798	Bank of America NA	9/17/25	(1,979)
SGD	137,000	USD	107,397	Bank of America NA	9/17/25	(1,425)
TWD	4,445,000	USD	151,966	Bank of America NA	9/17/25	(2,486)
TWD	3,975,000	USD	137,164	Bank of America NA	9/17/25	(3,490)
TWD	3,421,000	USD	119,448	Bank of America NA	9/17/25	(4,405)
TWD	4,046,000	USD	141,320	Bank of America NA	9/17/25	(5,259)
USD	652,453	AUD	1,007,000	Bank of America NA	9/17/25	3,537
USD	130,622	AUD	201,000	Bank of America NA	9/17/25	1,096
USD	579,275	AUD	882,000	Bank of America NA	9/17/25	10,910
USD	241,416	AUD	371,000	Bank of America NA	9/17/25	2,342
USD	150,938	AUD	230,000	Bank of America NA	9/17/25	2,725
USD	680,894	AUD	1,035,000	Bank of America NA	9/17/25	13,935
USD	104,754	BRL	595,000	Bank of America NA	10/02/25	90
USD	232,844	CAD	317,000	Bank of America NA	9/17/25	3,047
USD	233,849	CAD	322,000	Bank of America NA	9/17/25	427
USD	130,146	CAD	178,000	Bank of America NA	9/17/25	1,111
USD	2,427,377	CAD	3,327,000	Bank of America NA	9/17/25	15,593
USD	2,159,983	CAD	2,984,000	Bank of America NA	9/17/25	(3,157)
USD	1,369,401	CAD	1,878,000	Royal Bank of Canada	9/17/25	8,015
USD	227,278	CAD	312,000	Royal Bank of Canada	9/17/25	1,105
USD	210,399	CAD	284,000	State Street Bank & Trust Co	9/17/25	4,524
USD	1,625,299	CHF	1,280,000	Bank of America NA	9/17/25	40,030
USD	232,474	CHF	187,000	Bank of America NA	9/17/25	876
USD	149,913	CHF	119,000	Bank of America NA	9/17/25	2,532
USD	172,920	CHF	140,000	Bank of America NA	9/17/25	(469)
USD	2,094,406	CHF	1,674,000	Bank of America NA	9/17/25	21,171
USD	105,178	CHF	85,000	Bank of America NA	9/17/25	(93)
USD	1,649,906	CHF	1,291,000	Bank of America NA	9/17/25	51,014
USD	545,076	CHF	435,000	Bank of America NA	9/17/25	6,332
USD	194,929	CHF	156,000	Bank of America NA	9/17/25	1,724
USD	116,277	CHF	92,000	Royal Bank of Canada	9/17/25	2,335
USD	217,821	CHF	177,000	State Street Bank & Trust Co	9/17/25	(1,392)
USD	2,780,322	CHF	2,192,000	State Street Bank & Trust Co	9/17/25	65,548
USD	224,868	CLP	219,808,000	Bank of America NA	9/17/25	366
USD	118,922	CLP	113,392,000	Bank of America NA	9/17/25	3,109
USD	130,125	CLP	127,653,000	Bank of America NA	9/17/25	(253)
USD	104,504	CLP	101,369,000	Bank of America NA	9/17/25	971
USD	1,629,814	CNH	11,620,000	Bank of America NA	9/17/25	12,245
USD	5,390,777	CNH	38,395,000	State Street Bank & Trust Co	9/17/25	45,981
USD	136,569	COP	551,328,000	Bank of America NA	9/17/25	4,864
USD	156,718	COP	655,550,000	Bank of America NA	9/17/25	116
USD	144,310	CZK	3,106,000	Bank of America NA	9/17/25	(438)
USD	137,649	CZK	2,948,000	Royal Bank of Canada	9/17/25	264
USD	91,401	EUR	80,000	BNP Paribas SA	8/01/25	(163)
USD	135,776	EUR	116,000	Bank of America NA	9/17/25	2,604
USD	216,255	EUR	189,000	Royal Bank of Canada	9/17/25	(724)
USD	131,188	EUR	114,000	Royal Bank of Canada	9/17/25	312
USD	429,769	GBP	316,000	Bank of America NA	9/17/25	11,404
USD	179,839	GBP	131,000	Bank of America NA	9/17/25	6,403
USD	150,242	GBP	112,000	Bank of America NA	9/17/25	1,960
USD	255,196	GBP	189,000	Bank of America NA	9/17/25	4,971
USD	109,203	GBP	81,000	Bank of America NA	9/17/25	1,964
USD	605,616	GBP	459,000	Bank of America NA	9/17/25	(2,073)
USD	113,818	GBP	84,000	Bank of America NA	9/17/25	2,607
USD	122,289	GBP	89,000	Bank of America NA	9/17/25	4,458
USD	212,706	GBP	160,000	Royal Bank of Canada	9/17/25	875
USD	124,745	HUF	43,527,000	Bank of America NA	9/17/25	396
USD	129,404	HUF	45,471,000	Royal Bank of Canada	9/17/25	(498)
USD	135,017	IDR	2,232,504,000	Bank of America NA	9/17/25	(496)
USD	38,456	IDR	629,332,000	Bank of America NA	9/17/25	256
USD	367,176	ILS	1,290,000	Bank of America NA	9/17/25	(13,234)
USD	120,270	ILS	403,000	Bank of America NA	9/17/25	1,429
USD	125,648	ILS	426,000	Royal Bank of Canada	9/17/25	25
USD	1,385,161	ILS	4,661,000	State Street Bank & Trust Co	9/17/25	10,672
USD	113,528	INR	9,777,000	Bank of America NA	9/17/25	2,148
USD	366,162	INR	32,138,000	Bank of America NA	9/17/25	45
USD	307,846	INR	26,838,000	Bank of America NA	9/17/25	2,107
USD	104,176	INR	8,955,000	Bank of America NA	9/17/25	2,161
USD	293,672	INR	25,827,000	Royal Bank of Canada	9/17/25	(550)
USD	177,475	JPY	25,886,000	Bank of America NA	9/17/25	4,587
USD	179,596	JPY	26,621,000	Bank of America NA	9/17/25	1,799
USD	134,839	JPY	19,806,000	Bank of America NA	9/17/25	2,558
USD	131,559	JPY	19,396,000	Bank of America NA	9/17/25	2,017
USD	259,789	JPY	38,924,000	Bank of America NA	9/17/25	(178)
USD	199,662	JPY	29,508,000	Bank of America NA	9/17/25	2,583
USD	167,474	JPY	24,741,000	Bank of America NA	9/17/25	2,233
USD	125,215	JPY	18,480,000	Bank of America NA	9/17/25	1,790
USD	235,540	KRW	327,989,000	Bank of America NA	9/17/25	(1,593)
USD	427,385	KRW	584,877,000	Bank of America NA	9/17/25	4,525
USD	396,454	KRW	534,702,000	State Street Bank & Trust Co	9/17/25	9,870
USD	175,741	MXN	3,323,000	Bank of America NA	9/17/25	133
USD	129,290	MXN	2,451,000	Bank of America NA	9/17/25	(236)
USD	236,368	NOK	2,438,000	Bank of America NA	9/17/25	(550)
USD	233,874	NOK	2,358,000	Bank of America NA	9/17/25	4,730
USD	238,580	NOK	2,373,000	Brown Brothers Harriman & Co.	9/17/25	7,978
USD	127,029	NOK	1,285,000	State Street Bank & Trust Co	9/17/25	2,156
USD	216,607	NOK	2,146,000	State Street Bank & Trust Co	9/17/25	8,064
USD	251,006	NOK	2,539,000	State Street Bank & Trust Co	9/17/25	4,273
USD	117,378	NZD	194,000	Bank of America NA	9/17/25	2,663
USD	768,172	NZD	1,276,000	Bank of America NA	9/17/25	13,655
USD	411,882	NZD	688,000	Bank of America NA	9/17/25	5,058
USD	413,102	NZD	676,000	Bank of America NA	9/17/25	13,373
USD	102,057	NZD	168,000	Royal Bank of Canada	9/17/25	2,716
USD	788,306	NZD	1,300,000	Royal Bank of Canada	9/17/25	19,597
USD	122,354	PHP	6,913,000	Bank of America NA	9/17/25	3,985
USD	187,579	PHP	10,964,000	Bank of America NA	9/17/25	(153)
USD	216,487	PHP	12,422,000	Bank of America NA	9/17/25	3,790
USD	178,330	PHP	10,336,000	Royal Bank of Canada	9/17/25	1,351
USD	134,063	PLN	503,000	Bank of America NA	9/17/25	(541)
USD	138,105	PLN	515,000	Royal Bank of Canada	9/17/25	290
USD	533,807	SEK	5,098,000	Bank of America NA	9/17/25	9,912
USD	285,807	SEK	2,716,000	Bank of America NA	9/17/25	6,697
USD	118,248	SEK	1,133,000	Bank of America NA	9/17/25	1,815
USD	755,259	SEK	7,213,000	Bank of America NA	9/17/25	14,016
USD	858,316	SEK	8,140,000	Bank of America NA	9/17/25	21,809
USD	454,481	SEK	4,305,000	Bank of America NA	9/17/25	12,078
USD	1,053,498	SEK	10,054,000	Goldman Sachs Bank USA	9/17/25	20,300
USD	2,485,341	SEK	23,568,000	State Street Bank & Trust Co	9/17/25	63,377
USD	519,432	SGD	663,000	Bank of America NA	9/17/25	6,588
USD	291,204	SGD	377,000	Bank of America NA	9/17/25	(412)
USD	113,015	SGD	144,000	Bank of America NA	9/17/25	1,628
USD	987,791	SGD	1,273,000	Bank of America NA	9/17/25	3,100
USD	840,151	SGD	1,076,000	Bank of America NA	9/17/25	7,844
USD	509,118	SGD	652,000	Bank of America NA	9/17/25	4,784
USD	315,593	SGD	403,000	Brown Brothers Harriman & Co.	9/17/25	3,864
USD	195,311	SGD	250,000	Goldman Sachs Bank USA	9/17/25	1,931
USD	1,102,892	SGD	1,397,000	State Street Bank & Trust Co	9/17/25	22,285
USD	4,051,395	TWD	116,194,000	State Street Bank & Trust Co	9/17/25	143,943
USD	1,237,788	TWD	36,287,000	State Street Bank & Trust Co	9/17/25	17,504
USD	141,889	ZAR	2,552,000	Bank of America NA	9/17/25	1,204
USD	116,211	ZAR	2,113,000	Royal Bank of Canada	9/17/25	(273)
ZAR	2,045,000	USD	115,746	Bank of America NA	9/17/25	(3,011)
ZAR	10,686,000	USD	592,808	Goldman Sachs Bank USA	9/17/25	(3,718)
ZAR	1,992,000	USD	111,560	Goldman Sachs Bank USA	9/17/25	(1,747)
ZAR	51,667,000	USD	2,891,301	State Street Bank & Trust Co	9/17/25	(43,040)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,722,611)
Unrealized Appreciation						1,019,634
Unrealized Depreciation						(2,742,245)

Credit Default Swaps
Underlying Reference	Rating(3)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(4)(5)		Value ($)(3)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX NA IG Series 44 Index		Jun 2030	ICE	(1%)	Quarterly		84,017,000	(23,834)	0	(23,834)
5Y CDX EM CDSI Series 43 Index		Jun 2030	ICE	(1%)	Quarterly		14,380,000	37,828	0	37,828
iTraxx Europe Series 43 Index		Jun 2030	ICE	(1%)	Quarterly	EUR	70,217,000	(34,675)	0	(34,675)

TOTAL BUY PROTECTION								(20,681)	0	(20,681)
Sell Protection
iTraxx Crossover Series 43 Index	NR	Jun 2030	ICE	5%	Quarterly	EUR	17,954,000	1,825	0	1,825
5Y CDX NA HY Series 44 Index	NR	Jun 2030	ICE	5%	Quarterly		37,926,000	78,718	0	78,718

TOTAL SELL PROTECTION								80,543	0	80,543
TOTAL CREDIT DEFAULT SWAPS								59,862	0	59,862

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(4)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(5)Notional amount is stated in U.S. Dollars unless otherwise noted.
Total Return Swaps
Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the U.S. SOFR Index of 4.36% plus or minus a specified spread ranging from 0.285% to 0.36% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	Goldman Sachs International	Oct 2025	6,063,295	(94,641)	12,385	(82,256)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Domestic Equity Funds
iShares Core S&P 500 ETF				(7,950)	(5,047,455)	(78,785)
iShares Core S&P 500 ETF				(1,600)	(1,015,840)	(15,856)
TOTAL DOMESTIC EQUITY FUNDS					(6,063,295)	(94,641)
TOTAL SHORT					(6,063,295)	(94,641)

TOTAL SWAP COMPONENTS					(6,063,295)	(94,641)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippines
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $652,354.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,376,032.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,126,377.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	26,520,673	12,805,170	61,538	-	-	13,715,503	13,712,760	0.0%
Total	-	26,520,673	12,805,170	61,538	-	-	13,715,503

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	6,063,295	6,063,295	-	-

U.S. Treasury Obligations	101,402,592	-	101,402,592	-

Money Market Funds	13,715,503	13,715,503	-	-
Total Investments in Securities:	121,181,390	19,778,798	101,402,592	-
Derivative Instruments:

Assets
Futures Contracts	2,763,188	2,763,188	-	-
Forward Foreign Currency Contracts	1,019,634	-	1,019,634	-
Swaps	118,371	-	118,371	-
Total Assets	3,901,193	2,763,188	1,138,005	-

Liabilities
Futures Contracts	(1,294,886)	(1,294,886)	-	-
Forward Foreign Currency Contracts	(2,742,245)	-	(2,742,245)	-
Swaps	(140,765)	-	(140,765)	-
Total Liabilities	(4,177,896)	(1,294,886)	(2,883,010)	-
Total Derivative Instruments:	(276,703)	1,468,302	(1,745,005)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	1,731,479	(1,012,293)
Total Commodity Risk	1,731,479	(1,012,293)
Credit Risk
Swaps (b)	118,371	(58,509)
Total Credit Risk	118,371	(58,509)
Equity Risk
Futures Contracts (a)	461,438	(99,654)
Swaps (d)	0	(82,256)
Total Equity Risk	461,438	(181,910)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	1,019,634	(2,742,245)
Total Foreign Exchange Risk	1,019,634	(2,742,245)
Interest Rate Risk
Futures Contracts (a)	570,271	(182,939)
Total Interest Rate Risk	570,271	(182,939)
Total Value of Derivatives	3,901,193	(4,177,896)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	476,071	(549,236)	-	-	(73,165)
BNP Paribas SA	-	(163)	-	-	(163)
Brown Brothers Harriman & Co	11,842	(4,008)	-	-	7,834
Goldman Sachs Bank USA	28,808	(51,119)	-	-	(22,311)
Goldman Sachs International	-	(82,256)	-	-	(82,256)
Morgan Stanley Capital Group Inc	1,522	(9,650)	-	-	(8,128)
Royal Bank of Canada	68,175	(94,385)	-	-	(26,210)
State Street Bank & Trust Co	433,216	(2,033,684)	-	652,354	(948,114)
Total	$1,019,634	$(2,824,501)	$-	$652,354	$(1,152,513)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $107,329,421)	$107,465,887
Fidelity Central Funds (cost $13,715,503)	13,715,503

Total Investment in Securities (cost $121,044,924)		$121,181,390
Cash		1
Foreign currency held at value (cost $151,401)		150,899
Unrealized appreciation on forward foreign currency contracts		1,019,634
Distributions receivable from Fidelity Central Funds		51,953
Other receivables		8
Total assets		122,403,885
Liabilities
Unrealized depreciation on forward foreign currency contracts	$2,742,245
Bi-lateral OTC swaps, at value	82,256
Accrued management fee	80,329
Payable for daily variation margin on futures contracts	620,452
Payable for daily variation margin on centrally cleared swaps	63,643
Other payables and accrued expenses	1,313
Total liabilities		3,590,238
Net Assets		$118,813,647
Net Assets consist of:
Paid in capital		$118,947,282
Total accumulated earnings (loss)		(133,635)
Net Assets		$118,813,647
Net Asset Value, offering price and redemption price per share ($118,813,647 ÷ 2,360,000 shares)		$50.34
Consolidated Statement of Operations
For the period June 3, 2025 (commencement of operations) through July 31, 2025 (Unaudited)
Investment Income
Dividends		$2,987
Interest		439,178
Income from Fidelity Central Funds		61,538
Total income		503,703
Expenses
Management fee	$95,507
Custodian fees and expenses	249
Independent trustees' fees and expenses	665
Total expenses		96,421
Net Investment income (loss)		407,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,496
Forward foreign currency contracts	(912)
Foreign currency transactions	(8,066)
Futures contracts	(417,938)
Swaps	22,300
Total net realized gain (loss)		(401,120)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	136,466
Forward foreign currency contracts	(1,722,611)
Assets and liabilities in foreign currencies	440
Futures contracts	1,468,302
Swaps	(22,394)
Total change in net unrealized appreciation (depreciation)		(139,797)
Net gain (loss)		(540,917)
Net increase (decrease) in net assets resulting from operations		$(133,635)
Consolidated Statement of Changes in Net Assets

For the period June 3, 2025 (commencement of operations) through July 31, 2025 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$407,282
Net realized gain (loss)	(401,120)
Change in net unrealized appreciation (depreciation)	(139,797)
Net increase (decrease) in net assets resulting from operations	(133,635)
Share transactions
Proceeds from sales of shares	118,947,282

Net increase (decrease) in net assets resulting from share transactions	118,947,282
Total increase (decrease) in net assets	118,813,647

Net Assets
Beginning of period	-
End of period	$118,813,647

Other Information
Shares
Sold	2,360,000
Net increase (decrease)	2,360,000

Consolidated Financial Highlights
Fidelity® Managed Futures ETF

Six months ended July 31, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.26
Net realized and unrealized gain (loss)	.08 D
Total from investment operations	.34
Net asset value, end of period	$50.34
Total Return E,F	.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.80% I
Expenses net of fee waivers, if any	.80 % I
Expenses net of all reductions, if any	.80% I
Net investment income (loss)	3.28% I
Supplemental Data
Net assets, end of period (000 omitted)	$118,814
Portfolio turnover rate J	0 % K

AFor the period June 3, 2025 (commencement of operations) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Managed Futures ETF (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity Managed Futures ETF	Fidelity Managed Futures Cayman Ltd	24,388,047	19.9

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,227,971
Gross unrealized depreciation	(3,380,593)
Net unrealized appreciation (depreciation)	$(152,622)
Tax cost	$121,044,924

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Managed Futures ETF
Commodity Risk
Futures Contracts	(367,905)	719,186
Total Commodity Risk	(367,905)	719,186
Credit Risk
Swaps	58,303	59,862
Total Credit Risk	58,303	59,862
Equity Risk
Futures Contracts	433,055	361,784
Swaps	(36,003)	(82,256)
Total Equity Risk	397,052	279,528
Foreign Exchange Risk
Forward Foreign Currency Contracts	(912)	(1,722,611)
Total Foreign Exchange Risk	(912)	(1,722,611)
Interest Rate Risk
Futures Contracts	(483,088)	387,332
Total Interest Rate Risk	(483,088)	387,332
Totals	(396,550)	(276,703)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Managed Futures ETF	170,083,153

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, commodities market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Managed Futures ETF	660,669,534

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Managed Futures ETF	238,475,159

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Futures ETF	29,856,345	-
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .80% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Managed Futures ETF	7,241
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Managed Futures ETF

At its May 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements with affiliates of FDS (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing assets and trading derivatives instruments.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed all-inclusive (subject to certain exceptions) management fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FDS under the all-inclusive arrangement. The Board noted that the fund's proposed management fee rate is at the median fee rate of funds with similar Morningstar classifications, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is at the median of those funds used by the Board for management fee comparisons that have a similar sales load structure.
Other Contractual Arrangements. The Board noted that FDS has agreed to contractually limit the fund's total operating expenses, with certain limited exceptions, to 80 basis points (which is equal to the fund's management fee) through May 31, 2026.
Based on its review, the Board concluded that the management fee and the projected total expenses of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive, and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved through November 2026.

1.9919363.100
MFE-SANN-0925
Fidelity® SAI Merger Arbitrage Fund

Semi-Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Merger Arbitrage Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 60.1%
	Shares	Value ($)
UNITED KINGDOM - 8.0%
Health Care - 1.3%
Pharmaceuticals - 1.3%
Verona Pharma PLC ADR (b)	10,000	1,050,900
Industrials - 6.7%
Professional Services - 6.7%
WNS Holdings Ltd (b)	75,000	5,609,250
TOTAL UNITED KINGDOM		6,660,150
UNITED STATES - 52.1%
Communication Services - 8.1%
Diversified Telecommunication Services - 6.6%
Frontier Communications Parent Inc (b)	150,000	5,511,000
Media - 1.5%
Interpublic Group of Cos Inc/The	50,000	1,230,000
TOTAL COMMUNICATION SERVICES		6,741,000

Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Skechers USA Inc Class A (b)	25,000	1,581,250
Consumer Staples - 4.8%
Food Products - 4.8%
Kellanova	50,000	3,991,500
Financials - 5.0%
Banks - 3.7%
Pacific Premier Bancorp Inc	50,000	1,083,500
Veritex Holdings Inc	63,607	2,017,614
		3,101,114
Financial Services - 0.6%
AvidXchange Holdings Inc (b)	50,000	493,000
Insurance - 0.7%
ProAssurance Corp (b)	25,000	594,000
TOTAL FINANCIALS		4,188,114

Health Care - 4.0%
Health Care Equipment & Supplies - 1.1%
Zimvie Inc (b)	50,000	939,500
Health Care Providers & Services - 2.9%
Amedisys Inc (b)	25,000	2,465,000
TOTAL HEALTH CARE		3,404,500

Industrials - 12.3%
Aerospace & Defense - 0.9%
Spirit AeroSystems Holdings Inc Class A (b)	20,000	788,000
Machinery - 2.4%
Chart Industries Inc (b)	10,000	1,988,300
Professional Services - 4.4%
Dun & Bradstreet Holdings Inc	400,000	3,640,000
Trading Companies & Distributors - 4.6%
GMS Inc (b)	35,000	3,837,400
TOTAL INDUSTRIALS		10,253,700

Information Technology - 16.1%
Semiconductors & Semiconductor Equipment - 13.2%
NVIDIA Corp	62,000	11,027,941
Software - 2.9%
CyberArk Software Ltd (b)	3,000	1,234,410
Informatica Inc Class A (b)	25,000	617,500
Microsoft Corp	1,050	560,175
		2,412,085
TOTAL INFORMATION TECHNOLOGY		13,440,026

TOTAL UNITED STATES		43,600,090
TOTAL COMMON STOCKS (Cost $49,333,474)		50,260,240

Domestic Equity Funds - 9.9%
	Shares	Value ($)
iShares Core S&P 500 ETF	6,300	3,999,870
SPDR S&P 500 ETF	400	252,832
Vanguard 500 Index Fund, ETF Shares	6,900	4,009,038
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,233,372)		8,261,740

U.S. Treasury Obligations - 17.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/9/2025 (d)	4.30	10,000,000	9,918,491
US Treasury Bills 0% 9/18/2025 (d)	4.27	4,000,000	3,977,258
US Treasury Bills 0% 9/25/2025 (d)	4.23	505,300	501,981
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,398,061)			14,397,730

Money Market Funds - 34.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $28,625,807)	4.33	28,620,083	28,625,807

TOTAL INVESTMENT IN SECURITIES - 121.4% (Cost $100,590,714)	101,545,517
NET OTHER ASSETS (LIABILITIES) - (21.4)%	(17,894,840)
NET ASSETS - 100.0%	83,650,677

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the U.S. SOFR Index of 4.33% plus or minus a specified spread ranging from (0.15)% to 0.55% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	BNP Paribas SA	Jun 2026	28,679,556	(407,324)	327,458	(79,866)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -172.0%
Financials - 0.0%
Banks - 0.0%
Veritex Holdings Inc				11,393	361,386	(342)
TOTAL FINANCIALS					361,386	(342)
Industrials - 6.0%
Ground Transportation - 6.0%
Norfolk Southern Corp				7,442	2,068,876	(4,704)
TOTAL INDUSTRIALS					2,068,876	(4,704)
Information Technology - 166.0%
Software - 166.0%
CyberArk Software Ltd (1)				9,500	3,908,965	(132,577)
TOTAL INFORMATION TECHNOLOGY					3,908,965	(132,577)
TOTAL UNITED STATES					6,339,227	(137,623)
TOTAL COMMON STOCKS					6,339,227	(137,623)
TOTAL LONG					6,339,227	(137,623)

SHORT
Common Stocks
UNITED STATES -337.0%
Financials - (19.0)%
Financial Services - 0.0%
Cantaloupe Inc (1)				(35,200)	(389,664)	148
Banks - (19.0)%
Columbia Banking System Inc				(45,750)	(1,088,850)	1,373
Huntington Bancshares Inc/OH				(146,251)	(2,402,904)	13,580
					(3,491,754)	14,953
TOTAL FINANCIALS					(3,881,418)	15,101
Industrials - (36.0)%
Aerospace & Defense - (16.0)%
Boeing Co (1)				(2,000)	(443,680)	12,356
Ground Transportation - (20.0)%
Union Pacific Corp				(7,442)	(1,651,901)	15,994
TOTAL INDUSTRIALS					(2,095,581)	28,350
Information Technology - 392.0%
Semiconductors & Semiconductor Equipment - 557.0%
NVIDIA Corp				(62,000)	(11,027,940)	(444,540)
Software - (165.0)%
Microsoft Corp				(1,050)	(560,175)	(29,064)
Palo Alto Networks Inc (1)				(27,507)	(4,775,215)	160,452
					(5,335,390)	131,388
TOTAL INFORMATION TECHNOLOGY					(16,363,330)	(313,152)
TOTAL UNITED STATES					(22,340,329)	(269,701)
TOTAL COMMON STOCKS					(22,340,329)	(269,701)
TOTAL SHORT					(22,340,329)	(269,701)

TOTAL SWAP COMPONENTS					(16,001,102)	(407,324)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the U.S. SOFR Index ranging from 4.32% to 4.36% plus or minus a specified spread ranging from (0.3)% to 0.47% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	Goldman Sachs International	Jul 2030	5,338,877	(4,254)	(47)	(4,301)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -(70.0)%
Financials - (70.0)%
Banks - (70.0)%
Pacific Premier Bancorp Inc				25,000	541,750	3,000
TOTAL FINANCIALS					541,750	3,000
TOTAL UNITED STATES					541,750	3,000
TOTAL LONG					541,750	3,000

SHORT
Domestic Equity Funds
iShares Core S&P 500 ETF				(5,900)	(3,745,910)	0
iShares Core S&P 500 ETF				(400)	(253,960)	(3,964)
SPDR S&P 500 ETF				(400)	(252,832)	(3,976)
TOTAL DOMESTIC EQUITY FUNDS					(4,252,702)	(7,940)
Common Stocks
UNITED STATES -(16.0)%
Financials - (16.0)%
Banks - (16.0)%
Columbia Banking System Inc				(22,875)	(544,425)	686
TOTAL FINANCIALS					(544,425)	686
TOTAL UNITED STATES					(544,425)	686
TOTAL SHORT					(4,797,127)	(7,254)

TOTAL SWAP COMPONENTS					(4,255,377)	(4,254)
(1) Non-income producing.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $4,124,230.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	73,822,450	45,196,643	184,279	-	-	28,625,807	28,620,083	0.0%
Total	-	73,822,450	45,196,643	184,279	-	-	28,625,807

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	6,741,000	6,741,000	-	-
Consumer Discretionary	1,581,250	1,581,250	-	-
Consumer Staples	3,991,500	3,991,500	-	-
Financials	4,188,114	4,188,114	-	-
Health Care	4,455,400	4,455,400	-	-
Industrials	15,862,950	15,862,950	-	-
Information Technology	13,440,026	13,440,026	-	-

Domestic Equity Funds	8,261,740	8,261,740	-	-

U.S. Treasury Obligations	14,397,730	-	14,397,730	-

Money Market Funds	28,625,807	28,625,807	-	-
Total Investments in Securities:	101,545,517	87,147,787	14,397,730	-
Derivative Instruments:

Liabilities
Swaps	(84,167)	-	(84,167)	-
Total Liabilities	(84,167)	-	(84,167)	-
Total Derivative Instruments:	(84,167)	-	(84,167)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Swaps (a)	0	(84,167)
Total Equity Risk	0	(84,167)
Total Value of Derivatives	0	(84,167)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $71,964,907)	$72,919,710
Fidelity Central Funds (cost $28,625,807)	28,625,807

Total Investment in Securities (cost $100,590,714)		$101,545,517
Receivable for fund shares sold		79,646
Distributions receivable from Fidelity Central Funds		163,907
Prepaid expenses		26,221
Receivable from investment adviser for expense reductions		17,015
Total assets		101,832,306
Liabilities
Payable for investments purchased	$18,002,550
Bi-lateral OTC swaps, at value	84,167
Accrued management fee	70,791
Other payables and accrued expenses	24,121
Total liabilities		18,181,629
Net Assets		$83,650,677
Net Assets consist of:
Paid in capital		$82,885,013
Total accumulated earnings (loss)		765,664
Net Assets		$83,650,677
Net Asset Value, offering price and redemption price per share ($83,650,677 ÷ 8,278,581 shares)		$10.10
Statement of Operations
For the period June 17, 2025 (commencement of operations) through July 31, 2025 (Unaudited)
Investment Income
Dividends		$705
Interest		47,808
Income from Fidelity Central Funds		184,279
Total income		232,792
Expenses
Management fee	$77,333
Custodian fees and expenses	1,321
Independent trustees' fees and expenses	452
Registration fees	16,275
Audit fees	10,415
Miscellaneous	210
Total expenses before reductions	106,006
Expense reductions	(21,283)
Total expenses after reductions		84,723
Net Investment income (loss)		148,069
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	16,003
Swaps	(269,044)
Total net realized gain (loss)		(253,041)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	954,803
Swaps	(84,167)
Total change in net unrealized appreciation (depreciation)		870,636
Net gain (loss)		617,595
Net increase (decrease) in net assets resulting from operations		$765,664
Statement of Changes in Net Assets

For the period June 17, 2025 (commencement of operations) through July 31, 2025 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$148,069
Net realized gain (loss)	(253,041)
Change in net unrealized appreciation (depreciation)	870,636
Net increase (decrease) in net assets resulting from operations	765,664
Share transactions
Proceeds from sales of shares	82,885,178
Cost of shares redeemed	(165)

Net increase (decrease) in net assets resulting from share transactions	82,885,013
Total increase (decrease) in net assets	83,650,677

Net Assets
Beginning of period	-
End of period	$83,650,677

Other Information
Shares
Sold	8,278,598
Redeemed	(17)
Net increase (decrease)	8,278,581

Financial Highlights
Fidelity® SAI Merger Arbitrage Fund

Six months ended July 31, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	.08
Total from investment operations	.10
Net asset value, end of period	$10.10
Total Return D,E	1.00%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.37% H
Expenses net of fee waivers, if any	1.10 % H
Expenses net of all reductions, if any	1.10% H
Net investment income (loss)	1.92% H
Supplemental Data
Net assets, end of period (000 omitted)	$83,651
Portfolio turnover rate I	2 % J

AFor the period June 17, 2025 (commencement of operations) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity SAI Merger Arbitrage Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,238,110
Gross unrealized depreciation	(319,666)
Net unrealized appreciation (depreciation)	$918,444
Tax cost	$100,542,906

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Merger Arbitrage Fund	10,678,279

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Merger Arbitrage Fund	59,540,718	611,875
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of 1.05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Merger Arbitrage Fund	1,867,500	-	-
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.10% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $21,283.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Alternatives Fund
Fidelity SAI Merger Arbitrage Fund	94%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Merger Arbitrage Fund

At its May 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve each fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements with affiliates of FDS (together, the Advisory Contracts) for each fund. FDS and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to each fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered each fund's investment objective, strategies and related investment philosophy.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered that each fund is offered exclusively to Fidelity's managed account programs and other Fidelity proprietary investment solutions, and is not offered to the general public.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing assets and trading derivatives instruments.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's proposed management fee and total expenses, the Board noted that FDS may agree to waive fees or reimburse expenses from time to time.
Comparisons of Management Fees and Total Expense Ratios. The information provided to the Board indicated that each fund's proposed management fee rate ranked below the competitive median fee rate of funds with similar Morningstar classifications, regardless of whether their management fee structures are comparable. Further, the information provided to the Board indicated that the projected total net expense ratio of each fund ranked below the competitive median of the similar sales load structure group.
Other Contractual Arrangements. The Board noted that FDS has agreed to contractually limit each fund's total operating expenses, with certain limited exceptions, to 105 basis points for Fidelity SAI Managed Futures Fund and 110 basis points for Fidelity SAI Merger Arbitrage Fund through May 31, 2026.
Based on its review, the Board concluded that the management fee and the projected total net expenses of each fund were fair and reasonable in light of the services that each fund and its shareholders will receive, and the other factors considered.
Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for each fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be approved through November 2026.

1.9918587.100
FSM-SANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Greenwood Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Greenwood Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Greenwood Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025